As filed with the Securities and Exchange Commission on March 6, 2013

Investment Company Act of 1940 File No. 811-22809

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. __

Matthews A Share Selections Fund, LLC

(Exact Name of Registrant as Specified in Charter)

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (415) 788-6036

William J. Hackett, President

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

(Name and Address of Agent for Service)

Copies To:

Timothy B. Parker, Vice President

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

David A. Hearth, Esq.

Paul Hastings LLP

55 Second Street

San Francisco, CA 94105

Matthews A Share Selections Fund, LLC

a Delaware series limited liability company with multiple separate series

OFFERING MEMORANDUM

A Private Offering of Limited Liability Company Interests

[_______], 2013

Matthews International Capital Management, LLC Investment Advisor

Matthews A Share Selections Fund, LLC (the “Company”) is NOT a mutual fund, and its series (each, a “Fund,” and collectively, the “Funds”) are NOT mutual funds. This means that investors in the Funds (“Investors”) will have limited redemption rights and will not be able to redeem their investments, or any part thereof, on a daily basis. Rather, the limited liability company interests (the “Interests”) of a Fund will be redeemed only on specific Redemption Payment Dates (as defined herein), which under current Chinese regulations will be no more frequently than one day during each week and no less frequently than one day during each month. See “Investing in the Funds – Selling (Redeeming) Interests” on page [   ].

An Offering of Unregistered Securities: The Interests of the Company being offered pursuant to this Offering Memorandum (this “Memorandum”), including the Interests of any particular Fund, have not been registered or qualified for sale under the U.S. Securities Act of 1933, as amended (the “1933 Act”), or the securities laws of any state or other jurisdiction. The Interests are offered pursuant to exemptions from such registration or qualification. Neither the U.S. Securities and Exchange Commission (the “SEC”) or any state securities administrator nor any regulator of any other jurisdiction has passed upon or endorsed the merits of an investment in the Company or a Fund or the accuracy or the adequacy of the information contained in this Memorandum. Any representation to the contrary is a criminal offense. This Memorandum does not constitute an offer to sell or a solicitation of an offer to buy the Interests in any state or jurisdiction in which such an offer or solicitation is unlawful. The Interests will be offered only in private placement transactions to “accredited investors,” as defined in Regulation D under the 1933 Act, that are also “qualified purchasers,” as defined in Section 2(a)(51) of the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), and the rules thereunder.

Not a Mutual Fund: The Company has been granted certain exemptive relief by the SEC from, among others, Section 22(e) of and Rule 22c-1 under the 1940 Act, to the extent necessary to permit the Company to operate as an “extended payment fund.” Because of repatriation restrictions imposed by the Chinese authorities, the redemption rights of an Investor are more limited than those of shareholders of a mutual fund registered under the 1940 Act, as discussed more fully in this Memorandum. Therefore, the Company and the Funds are not, and do not hold themselves out as, mutual funds. Redemption requests will be priced and paid only on specific Redemption Payment Dates, which under current Chinese regulations will be no more frequently than one day during each week and no less frequently than one day during each month. The number of days between when a portfolio manager submits a redemption request on behalf of an Investor and the next Redemption Payment Date on which the redemption request will be processed can vary, and the Investor bears the risk that the value of its Interests will be worth significantly less on the Redemption Payment Date than when the redemption request is submitted. Further, redemptions may not be permitted for three months from the date the Company first invests in Mainland China.

Forward-Looking Statements: This Memorandum contains forward-looking statements based on the experience and expectations of Matthews International Capital Management, LLC, the investment advisor to the Company and each Fund (“Matthews”), about the investments the Funds make and the market in which the Funds invest. Those statements are sometimes indicated by words such as “expects,” “believes,” “seeks,” “may,” “intends,” “attempts,” “will” and similar expressions. Those forward-looking statements are not guarantees of future performance and are subject to many risks, uncertainties and assumptions that are difficult to predict. Therefore, actual returns could be much lower than those expressed or implied in any forward-looking statements as a result of various factors. This Memorandum discusses some of the important risk factors that may affect the Funds’ returns and should be reviewed carefully. Neither the Company or any Fund nor Matthews has any obligation to revise or update any forward-looking statement made in this Memorandum for any reason.

Luxembourg: This Memorandum is strictly private and confidential. The Interests are being offered or sold to institutional Investors only, and may not be reproduced or used for any other purpose, nor provided for or sold to any person other than the recipient thereof. In Luxembourg, this Memorandum has not been approved by the “Commission de Surveillance du Secteur Financier” and may not accordingly be used for direct or indirect offering or reselling of the Interests to the public in Luxembourg unless such offering or resale occurs in compliance with the Luxembourg Act of 10 July 2005 relating to prospectuses for securities. In addition, neither the Company nor any of the Funds constitute a Luxembourg undertaking for collective investment in accordance with the Luxembourg law dated 20 December 2002 on undertakings for collective investment or any other Luxembourg funds laws.

SUMMARY

This Offering Memorandum (this “Memorandum”) contains general information regarding Matthews A Share Selections Fund, LLC, a Delaware limited liability company (the “Company”), and its series (each, a “Fund,” and collectively, the “Funds”). Specific information relating to each Fund is set forth in the accompanying Supplement for that Fund (with respect to each Fund, the “Supplement,” and collectively, the “Supplements”), which should be reviewed in conjunction with this Memorandum.

The Company

The Company was organized as a limited liability company under the Delaware Limited Liability Company Act (the “LLC Act”) on July 16, 2012. Matthews International Capital Management, LLC, a Delaware limited liability company (“Matthews”), serves as the investment advisor to the Company and each Fund. Except for temporary holdings of cash and cash equivalents, the Company will invest exclusively in stocks of Chinese companies listed on Mainland China (“China”) stock exchanges (i.e., the Shanghai Stock Exchange and the Shenzhen Stock Exchange) (the “Chinese Exchanges”) and traded and denominated in the currency of China, the renminbi (the “China A Shares”).

The limited liability company interests of the Company (the “Interests”) being offered pursuant to this Memorandum will be issued in series (i.e., the Funds). As permitted by the LLC Act and as provided in the Company’s Amended and Restated Limited Liability Company Operating Agreement (the “Operating Agreement”), each Fund will have its own debts, liabilities, obligations and expenses, which will not be enforceable against any other Fund. Accordingly, the assets of a Fund will be insulated from the liabilities of any other Fund.

Investors in the Funds (“Investors”) will be exclusively clients of Matthews, which may include one or more of the following: certain series of Matthews International Funds d/b/a Matthews Asia Funds, a Delaware statutory trust (the “Matthews Funds”), whose series are registered as open-end funds under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”); certain series of Matthews Asia Funds SICAV, a self-managed open-end investment company with multiple series (or sub-funds) that have variable share capital organized under the laws of Luxembourg and conducting business under the European Union’s directive for Undertaking for Collective Investment in Transferable Securities (the “UCITS Funds”); Matthews Asian Selections Funds Plc, an open-end umbrella investment company organized under the laws of Ireland, or a specially organized subsidiary thereof (the “Irish Fund”); and other similar entities managed by Matthews that may be organized within or outside the U.S. (such other similar entities, the UCITS Funds and the Irish Fund collectively, the “Other Funds”) (each investing Matthews Fund or Other Fund, an “Investing Fund,” and collectively, the “Investing Funds”). Each Investing Fund will exclusively own all of the Interests offered by a particular Fund. Each Fund will hold a set of China A Shares tailored to the Investing Fund’s investment program and investment style, although the set of China A Shares held by a Fund may be similar or identical to that held by another Fund. The Company, through the Funds, will be the entity that invests in and owns China A Shares.

Interests will not be registered under the U.S. Securities Act of 1933, as amended (the “1933 Act”), and will be offered only in private placement transactions to “accredited investors,” as defined in Regulation D under the 1933 Act (“Accredited Investors”), that are also “qualified purchasers,” as defined in Section 2(a)(51) of the 1940 Act and the rules thereunder (“Qualified Purchasers”). The Company will adopt a policy to permit the transfer of Interests only to other Qualified Purchasers. To offer Investors protections afforded by the 1940 Act, the Company and the Funds will be registered under the 1940 Act, and will, among other matters, be overseen by a Board of Directors (the “Board”), a majority of which will be comprised of persons who are not “interested persons” of the Company (as defined by Section 2(a)(19) of the 1940 Act). Except as modified by the order issued by the U.S. Securities and Exchange Commission (the “SEC”), dated [______], 2013 (the “Exemptive Order”), granting the Company certain exemptive relief from certain provisions of and rules under the 1940 Act, the provisions of the 1940 Act apply to the Company and the Funds. However, neither the Company, nor any Fund, is a mutual fund.

Investment Objective

The investment objective of the Company will be to achieve the separate investment objective established for each Fund, as set forth in the Supplement for such Fund. There is no assurance that the Company or any Fund will achieve its investment objective.

Principal Investment Strategy

Under normal market conditions, the Funds will seek to achieve their investment objectives by investing exclusively in China A Shares, as well as temporary cash and cash equivalent holdings related to portfolio transactions. Because each Fund will have its own investment objective, generally corresponding to the objective and strategies of the Investor holding the Interests of that Fund, each Fund will hold a set of China A Shares tailored to such Investor’s investment program and investment style, which could be similar or identical to the set of China A Shares held by another Fund. Each Fund will have a portfolio manager or team of portfolio managers. The portfolio manager(s) for a Fund are generally the same individual(s) as the portfolio manager(s) of the corresponding Investing Fund investing in that Fund. Accordingly, the portfolio manager(s) will be able to select China A Shares most suited for the Investor’s investment style and strategy, consistent with the remainder of the Investor’s portfolio. As portfolio manager(s) of a Fund, the portfolio manager(s) will have responsibilities to the Fund and be overseen by the Board. The portfolio manager(s) also will have responsibilities, in their capacity as portfolio manager(s) of the corresponding Investing Fund, to such Investing Fund for investing the non-Fund portion of the portfolio.

To allow the Company to invest in China A Shares on behalf of the Funds and thus the Investing Funds, Matthews, on behalf of the Company, has applied for, and expects to receive, a license from the China Securities Regulatory Commission (the “CSRC”) as a Qualified Foreign Institutional Investor (“QFII”) and expects to be allocated by the State Administration of Foreign Exchange of China (“SAFE”) a quota of up to US$[250] million, representing the equivalent value in renminbi of China A Shares that the Company, for all of the Funds, may purchase. Investments in the Funds, and thus access to the quota, will be subject to Matthews’ Trade Allocation Procedures and Access Allocation Procedures, as defined and described herein.

While China A Shares generally trade in liquid markets, and prices on the Chinese Exchanges reflect the amount (in renminbi) that could be obtained upon sale of China A Shares, proceeds from sales of portfolio investments in China A Shares cannot immediately be repatriated to a foreign investor such as the Funds or the Investing Funds. Thus, investments in China A Shares would be deemed illiquid investments because of the repatriation restrictions – although not necessarily because of market illiquidity or contractual restrictions on the disposition of China A Shares.

Principal Risks of Investment

General Risks: There can be no assurances that the Company or any Fund will achieve its investment objective. An investment in a Fund may result in a loss of some or all of the amount invested. The value of the China A Shares owned by a Fund may go up or down, sometimes rapidly or unpredictably, because of factors affecting particular companies or the securities markets generally. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, a Fund could be forced to sell portfolio securities at an inopportune time if the QFII license or the quota is revoked or reduced or in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the Interests. More specific risks are discussed below and elsewhere in this Memorandum.

Government Involvement in China’s Economy: Despite efforts to transition itself from a state-controlled economy to a market-driven economy, a substantial portion of the productive assets in China is still directly or indirectly owned by the Chinese government, and the Chinese government continues to exercise significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, management of the payment of foreign currency-denominated obligations, taxation, and imposition of credit policies for commercial banks. Changes in these policies could adversely impact affected industries or companies. Many of the reform-oriented policies and measures implemented by the Chinese government are unprecedented or experimental, and some of them may have a negative effect on the Funds’ investments in China A Shares. Further, the current or future political leadership of China may not continue to pursue the current course of reform.

Currency Risks: Because China A Shares are denominated in renminbi, there is the risk that the value of a Fund’s investments may fluctuate as a result of changes in the relative value of renminbi against the U.S. dollar. Specifically, the value of an investment by a Fund in China A Shares will decline in dollar terms if renminbi weakens against the dollar. Additionally, China may utilize formal or informal currency-exchange controls or “capital controls,” which may negatively affect the value of the Funds’ holdings.

Risks Associated with the Chinese Securities Market: As compared to the more developed exchanges and companies with securities listed thereon, the Chinese Exchanges have lower trading volumes, the market capitalizations of companies listed on the Chinese Exchanges are generally smaller, and the securities listed on the Chinese Exchanges are less liquid and may experience materially greater volatility. Government supervision and regulation of the Chinese securities market are also less developed. In addition, the QFII rules provide the CSRC and SAFE wide discretion to interpret them, leaving a considerable amount of uncertainty.

Foreign Exchange Controls and Liquidity: The Chinese government imposes controls on the convertibility of renminbi into foreign currencies and the remittance of currency out of China in certain circumstances. Specifically, under recently-revised SAFE regulations, repatriation may occur, after the initial three-month lock-up period, only on one day during each week, with the total amount repatriated by the Company in any month limited to no more than 20% of the Company’s net asset value (“NAV”) as of the end of the prior year. The requirements and details of the implementation of weekly repatriations remain unclear. The Chinese regulations and the foreign exchange control system may change in the future, including the imposition of further restrictions on capital remittances abroad, which could adversely affect the Company.

QFII License and Quota: The QFII license could be revoked or modified at the discretion of the Chinese authorities, including for reasons beyond the control of Matthews or the Company. If the QFII program or the license or quota limits are revoked or substantially changed for reasons beyond the control of Matthews or the Company, the Company’s economic interests, and thus its Investors’ economic interests, could be harmed, and the Investing Funds would lose some or all of the opportunity to obtain exposure to China A Shares in the future under the existing license.

Taxation: The tax law and regulations of China are rapidly evolving, sometimes with retroactive effect, and the interpretation and application thereof are not always as consistent and transparent as in more developed nations and may vary from region to region within China. In particular, there has been since the inception of the QFII scheme in 2002, and continues to be, uncertainty over taxation for QFIIs. For example, the tax treatment of capital gains on China A Shares derived by QFIIs remains unclear, although there have been recent reports that the CSRC and the State Administration of Taxation of China (the “SAT”) have agreed to impose a 10% enterprise income tax on capital gains on China A Shares derived by QFIIs.

Other Risks of Investing in China. In addition to the risks associated with investing in China described above, regulations and practices of China in many areas are less developed than those of the U.S. and other developed countries. For example, some Chinese companies may have less established shareholder governance and disclosure standards; accounting, auditing, financial and other reporting standards, practices and disclosure requirements applicable to Chinese companies are different, sometimes in fundamental ways, from those applicable to companies in the U.S. and other developed markets; and China’s legal system, and the laws and regulations, including tax law, may not be as developed, which may make it difficult for the Company and the Funds to protect their interests. These differences generally make investing in China, and investing in particular companies in China, riskier than investing in the U.S. and other developed markets.

Non-Diversification Risk. Each Fund is non-diversified and therefore may invest a larger percentage of its assets in China A Shares of a relatively small number of Chinese companies. As a result, the Funds’ performance may be disproportionately impacted by events affecting a small number of Chinese companies and may be more volatile.

Industry Concentration Risk. From time to time, a Fund may, if viewed in isolation based on the China A Shares held by the Fund alone, have one or more industry concentrations in certain industries represented by the China A Shares held by the Fund. However, because each Fund is part of the larger investment portfolio of the corresponding Investing Fund, for purposes of assessing industry concentration of each Fund, the Company will make the determination on a combined basis based on the total assets of such Investing Fund and securities held by the Fund and such Investing Fund.

These risks, and other risks, are described more fully below. See “Additional Information – Risks of Investing in the Funds” on page [  ].

Past Performance

The Company is new and does not have a full calendar year of performance information to present.

Investment Advisor

Matthews International Capital Management, LLC.

Portfolio Managers

The name(s), title(s) and length(s) of service of the portfolio manager(s) of each Fund are set forth in the Supplement of that Fund.

Important Information

Purchase and Sale of Interests

Interests are redeemable by written request from the applicable portfolio manager of an Investing Fund. Redemption requests will be priced and paid only on specific Redemption Payment Dates (as defined herein), which under current Chinese regulations will be no more frequently than one day during each week and no less frequently than one day during each month. Because all of the Interests will be purchased and held by the Investing Funds, each of which is managed by Matthews, there are no minimum initial and subsequent investment amounts. Investors, however, must be Accredited Investors that are also Qualified Purchasers.

Tax Information

For Investors that are subject to income tax, the Funds’ distributions are taxable and will be taxed as ordinary income or capital gains depending on the tax character of the source of the distributions.

Under the current Chinese tax law and regulations, dividends and interest income derived by QFIIs are subject to a 10% withholding tax. Capital gains on China A Shares derived by QFIIs are expected to be subject to a 10% enterprise income tax, although the official taxation rule has yet to be issued.

Additional Information

Investment Objectives of the Company and the Funds

The investment objective of the Company is to achieve the separate investment objective established for each Fund, as set forth in the Supplement for such Fund. Each Fund will have its own investment objective, generally corresponding to the objective and strategies of the Investing Fund investing in that Fund. There is no assurance that the Company or any Fund will achieve its investment objective.

Fundamental Investment Policies

The investment objectives of the Company and each Fund are fundamental. This means that the investment objective of the Company or a Fund cannot be changed without a vote of a majority of the voting securities of the Company or the Fund, as appropriate.

The manner in which Matthews attempts to achieve the investment objective for each Fund is not fundamental and may be changed without the approval of the Investor in that Fund. While an investment policy or restriction may be changed by the Board (which oversees the management of the Company) without Investor approval, Investors will be notified before any material changes are effective.

Investment Approach

Matthews serves as the investment advisor to the Company and each of the Investing Funds (i.e., the investing Matthews Funds and/or Other Funds, each of which is also managed by Matthews). Each Fund will have a portfolio manager or team of portfolio managers from Matthews, who are generally the same individual(s) as the portfolio manager(s) of the Investing Fund investing in that Fund and who will be responsible for the selection of the particular China A Share holdings in that Fund. Accordingly, the portfolio manager(s) will be able to select China A Shares most suited for the Investing Fund’s investment style and strategy, consistent with the remainder of the Investing Fund’s portfolio, although the set of China A Shares held by a Fund may be similar or identical to that held by another Fund.

Allocations of China A Shares to different Funds, like allocations of other investment opportunities among Matthews’ clients, will be subject to Matthews’ investment and trade allocation policies and procedures, including its Brokerage and Trading Policies and Procedures (the “Trade Allocation Procedures”) (which include detailed procedures related to trade aggregation and allocations), under the supervision of Matthews’ Chief Compliance Officer (“CCO”) and the Company’s CCO and overseen by the Board. The Trade Allocation Procedures also will apply when the Company sells China A Shares on behalf of a Fund, in which case the Company will hold cash on behalf of the selling Fund for eventual repatriation. The Trade Allocation Procedures will be designed so that cash proceeds received upon the sale of China A Shares by a Fund, which will be recorded in the that Fund’s subaccount at the local custodian, can be repatriated only to the Investor corresponding to that Fund.

Matthews expects that the initial investment in China A Shares will be allocated at the outset and expects that it will be able to find appropriate investment opportunities for the Funds in the full amount of any quota granted. However, the precise timing and investment interest would not be known until the quota becomes available and the portfolio managers are able to assess their goals and plans for their portfolios in light of then-current market conditions. Matthews does not expect that it would reserve quota for future accounts, and accounts seeking to invest after the initial allocation would need to wait for quota to become available either through reductions of initial investments or an increase in quota, if sought and granted.

Access by Matthews’ clients to the quota (i.e., to China A Shares) will be a limited opportunity and will be allocated in accordance with Matthews’ Access to Research and Allocation of Portfolio Opportunities Procedures (“Access Allocation Procedures”), which are designed to ensure that allocations are fair and equitable over time to all of Matthews’ accounts. These procedures, which specifically address issues arising from the quota, provide that, with some exceptions for special accounts or as determined by Matthews’ Chief Investment Officer, no account, mandate or portfolio manager will have priority in the access to or allocation of any investment idea. Enumerated exceptions currently provide for [priority for investing in China A Shares to those Investing Funds for which China A Shares would be most suitable, and portfolio managers, subject to the oversight of Matthews’ Chief Investment Officer, may (but are not required to) give greater consideration to accounts whose investments are limited to China].

When allocating the opportunity to invest in China A Shares (i.e., the quota), Matthews would also consider, among other matters, consistency of the investment in China A Shares with an account’s investment objective, policies and strategies, the appropriateness of the investment for a particular account in light of its investment objective, time horizon and risk management objectives, and whether the account’s liquidity position after the desired purchase will continue to maintain a level deemed to be adequate. The portfolio manager(s) will make a determination about the appropriateness of investing in China A Shares for their Fund, much like they would decide whether or not to invest in any particular security, and some portfolio manager(s) may request a greater allocation than other portfolio manager(s) may request. Matthews does not intend to mandate that each Investing Fund receive a specified allocation of quota, or that each of its clients investing in China invest a specified portion of its assets in China A Shares. The Access Allocation Procedures and their application will be under the oversight of Matthews’ compliance department and the Company’s CCO and reviewed by the Board.

The quota will be made available to new Funds, and thus additional Matthews Funds or Other Funds, only if it is otherwise available because of the investment decisions of portfolio managers made independent of quota considerations or because of client outflows or terminations. Therefore, if a new Fund were to be created, Matthews will not redeem the Interests in the existing Funds to “free up” quota for such new Fund. The allocation of available quota would then, as with additional investments into existing Funds, be subject to the Trade Allocation Procedures and the Access Allocation Procedures and the compliance reviews thereunder. If Matthews determines that there is more internal demand for Interests than can be accommodated through its existing quota, Matthews may seek an increase in quota, if it believes that it is otherwise appropriate and that it is reasonably likely that the Chinese authorities will grant such an increase. There can be no assurance that Matthews will seek a quota increase, or that additional quota would be granted.

In making its investment decisions for the Funds, Matthews will rely on its assessment of the future development and growth prospects of Chinese companies and will select companies it considers to be well-positioned to participate in the economic evolution of China. Matthews will research the fundamental characteristics of individual companies to help to understand the foundation of a company’s long-term growth and to assess whether it is generally consistent with Matthews’ expectations for China’s economic evolution. Matthews will evaluate potential portfolio holdings on the basis of their individual merits and will invest in those companies that it believes are positioned to help the applicable Fund(s) achieve their investment objectives.

Matthews has long-term investment goals, and its process aims to identify potential portfolio investments that can be held over an indefinite time horizon. Matthews will regularly test its beliefs and adjust portfolio holdings in light of prevailing market conditions and other factors, including, among other factors, economic, political or market events (e.g., changes in credit conditions or military action), changes in relative valuation (of a company’s growth prospects relative to other issuers), liquidity requirements and corporate governance.

Unless permitted by an Investor’s policies and subject to applicable law, a Fund will not use leverage.

In extreme market conditions, Matthews may sell some or all of a Fund’s securities and temporarily invest the Fund’s money in U.S. government securities or money-market instruments backed by U.S. government securities, if it believes it is in the best interest of the Investor of the Fund to do so. If this were to occur, the investment goals of the Fund may not be achieved.

There is no guarantee that an investment in a Fund will increase in value. The value of an investment in a Fund could go down, meaning an Investor could lose some or all of its investment. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For additional information about strategies and risks, see “Summary” and the Funds’ Statement of Additional Information (“SAI”). The SAI is available to Investors free of charge. To receive an SAI, please call 800.789.ASIA (2742), visit the Company’s website at matthewsasia.com, or visit the SEC’s website at sec.gov and access the EDGAR database.

Risks of Investing in the Funds

The main risks associated with investing in the Fund are described below and elsewhere in this Memorandum. Additional information is also included in the SAI.

General Risks

There is no guarantee that the investment objective of the Company or any Fund will be achieved or that the value of the investments of a Fund will increase. If the value of the investments of a Fund declines, the NAV of that Fund will decline, and the Investor in that Fund may lose some or all of the value of its investments.

The China A Shares held by the Funds may be traded on days and at times when the New York Stock Exchange (“NYSE”) is closed, and the NAVs of the Funds are therefore not calculated. The NAV of the Funds may be significantly affected on those days. Conversely, the Chinese Exchanges may be closed on days and at times when the NYSE is open for trading. In that event, the China A Shares in which the Funds invest will be fair valued in accordance with the Pricing Policies approved by the Board (the “Pricing Policies”) so that the NAV of the investing Matthews Funds and Other Funds that are registered may be calculated. For additional information on the calculation of the NAV of a Fund, see page [__].

Risks Associated with Matthews’ Investment Approach

Matthews is an active manager, and its investment process does not rely on passive or index strategies. For this reason, the composition of the Funds’ portfolios will not closely track the composition or weightings of market indices or of the broader markets generally. As a result, changes in the Funds’ NAVs and performance (over short and longer periods) will vary from the performance of such indices and of broader markets. Differences in the performance of a Fund and any index (or the markets generally) may also result from the Company’s fair valuation procedures, which the Funds under certain circumstances use to value their holdings for purposes of determining their NAVs (see page [__]).

General Risks of Investing in China

The Chinese government exercises significant control over China’s economy. For over three decades, the Chinese government has been reforming economic and market practices and providing a larger sphere for private ownership of property. While currently contributing to growth and prosperity, these reforms could be altered or discontinued at any time. Changes in these policies could adversely impact affected industries or companies. Military conflicts involving China, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. China’s long-running conflict over Taiwan remains unresolved, while territorial border disputes persist with several neighboring countries. While economic relations with Japan have deepened, the political relationship between the two countries has become more strained in recent years, which could weaken economic ties. The development of the Chinese economy may also be affected by political, military, economic and other factors related to North Korea. There is also a greater risk involved in currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation in China. The Chinese government also sometimes takes actions intended to increase or decrease the values of Chinese stocks. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class emerges, China’s domestically-oriented industries may be especially sensitive to changes in government policy and investment cycles. Social cohesion in China is being tested by growing income inequality and larger scale environmental degradation. Social instability could threaten China’s political system and economic growth, which could decrease the value of the Funds’ investments.

Government Involvement in China’s Economy

In the past, the Chinese economy was a planned economy subject to one- and five-year state plans adopted by the central Chinese government authorities. Beginning in the late 1970s, China has been transitioning itself from a state-controlled economy to a market-driven economy and has implemented measures emphasizing the utilization of market forces for economic reform, the reduction of state ownership of productive assets and the establishment of sound corporate governance in business enterprises. However, despite these measures, the Chinese government still directly or indirectly owns a substantial portion of the productive assets in China. In addition, the Chinese government continues to exercise significant control over China’s economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, management of the payment of foreign currency-denominated obligations, taxation, and imposition of credit policies for commercial banks. Changes in these policies could adversely impact affected industries or companies.

While the Chinese economy has experienced significant growth since the onset of the economic reform, there can be no assurance that such growth will continue. Many of the reform-oriented policies and measures implemented by the Chinese government are unprecedented or experimental and are expected to be refined and improved over time, and there can be no assurance that these reforms will not lead to fiscal deficits, inflation, or other economic imbalances. Some of these reforms or measures benefit the overall Chinese economy, but they may also have a negative effect on the Fund’s investments in China A Shares. For example, the financial condition and results of operations of the Fund’s investments may be adversely affected by government control over capital investments or changes in tax regulations that are applicable to those investments.

Further, the current or future political leadership of China may not continue to pursue the current course of reform. The Chinese government may modify, suspend, delay or reverse any of the measures that it implements. For example, the Chinese government may implement policies that seek to restrain the rate of economic growth, control inflation or otherwise regulate economic expansion. Factors that may cause the government to modify, suspend, delay or reverse the implementation of existing market-oriented reform measures include political changes, social unrest, diplomatic developments (including war) and such economic factors as changes in rates of national and regional economic growth, unemployment and inflation.

Currency Risk

Because China A Shares are denominated in renminbi, there is the risk that the value of a Fund’s investments may fluctuate as a result of changes in the relative value of renminbi against the U.S. dollar. Specifically, the value of an investment by a Fund in China A Shares will decline in dollar terms if renminbi weakens against the dollar. Additionally, China may utilize formal or informal currency-exchange controls or “capital controls.” The Chinese government changed its exchange rate policy in 2005 to permit the renminbi to fluctuate within a narrow, managed band against a basket of certain foreign currencies, and many analysts believe that the Chinese government may allow further fluctuation in the value of the renminbi relative to other currencies. Capital controls may impose restrictions on a Fund’s ability to repatriate investments or income. In the event of an emergency or market crisis, these capital controls may completely suspend a Fund’s ability to repatriate proceeds from Fund transactions for an indefinite period. These currency-exchange controls and capital controls may negatively affect the value of the Funds’ holdings.

Inflation

Economic growth in China has historically been accompanied by periods of high inflation. The Chinese government has implemented, and may in the future implement, various measures to control inflation. If these measures to control inflation do not succeed, the performance of the Chinese economy, as well as the Funds’ investments, could be negatively impacted.

Risks Associated with the Chinese Securities Market

The Chinese Exchanges have limited operating history, with the Shanghai Stock Exchange having commenced trading in December 1990 and the Shenzhen Stock Exchange having commenced trading in July 1991, and they are not as developed as U.S. stock exchanges. The Chinese Exchanges have lower trading volumes than most U.S. and European exchanges, and the market capitalizations of companies listed on the Chinese Exchanges are generally smaller than those of companies listed on more developed exchanges. Securities listed on the Chinese Exchanges are less liquid and subject to greater deal spreads and may experience materially greater volatility than those listed on more developed exchanges. The smaller size and lower levels of liquidity of the Chinese securities market, as well as other factors, may result in changes in the prices of China A Shares that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Interests (NAV) to go up or down dramatically.

Government supervision and regulation of the Chinese securities market are also less developed. The regulatory framework for the Chinese securities industry is at an early stage of development. There is minimum regulatory oversight and monitoring of the Chinese securities market and the activities of investors, brokers and other participants. Accordingly, issuers of securities in China are not subject to the same degree of regulation as those in more developed countries with respect to such matters as insider trading, market abuse and manipulation, tender offer, proxy solicitation and disclosure of information. There are also risks associated with the settlement and recording of transactions and with interpreting and applying the relevant regulations in China. In addition, the QFII rules provide the CSRC and SAFE wide discretion to interpret them, leaving a considerable amount of uncertainty.

Foreign Exchange Controls and Liquidity

In addition to managing the exchange rate between renminbi and the U.S. dollar, the Chinese government imposes controls on the convertibility of renminbi into foreign currencies and the remittance of currency out of China in certain circumstances such as through the QFII program. Under existing foreign exchange law, subject to certain procedural requirements, renminbi can be converted into foreign currencies and remitted out of China without prior governmental approval to pay current account items, such as payments to suppliers for imports, labor and services, and payments of interest on foreign exchange loans. Expenses of a capital nature, such as the repayment of bank loans denominated in foreign currencies, require approval from appropriate governmental authorities before renminbi can be converted into foreign currency for remittance out of China.

Specifically, Chinese foreign exchange regulations generally only allow the repatriation of proceeds from sales of China A Shares annually, and a QFII may repatriate proceeds from sales of China A Shares more frequently than annually only if an open-end fund is named in the application as the investing vehicle and if the fund has invested more than 70% of its assets in China A Shares. Repatriation as an open-end fund, such as the Company, will be available after an initial three-month lock-up period from the date the quota is invested in the Chinese market and for so long as the Company’s operations remain in compliance with applicable Chinese regulations. The initial three-month lock-up period is imposed by Chinese regulations and is related to the grant of quota. During the initial lock-up period, the Company would not be able to repatriate proceeds, but it would be able to buy and sell different China A Shares without restrictions. After the lock-up period, under recently-revised SAFE regulations, repatriation may occur only on one day during each week, with the total amount repatriated by the Company in any month limited to no more than 20% of the Company’s NAV as of the end of the prior year; however, the regulations do not currently require the repatriation to take place on the same day each week. Because changes to the Chinese regulations to allow weekly, rather than monthly, repatriation for open-end funds have only recently been announced, the requirements and details of the implementation of weekly repatriations remain unclear. Moreover, Chinese regulations may change in the future to reinstitute a monthly repatriation limitation. Net realized profits for the financial year of the Company may be repatriated after the completion of an audit of the quota by a Chinese registered accountant for such period and the payment of all applicable taxes. Completion of this audit may create payment delays. In addition, all transfers and repatriations [other than those described above] require the approval of the SAFE. Further, no single underlying foreign investor investing as a QFII (e.g., the Company) may hold more than [10%] of the total outstanding China A Shares issued by one listed company, and all foreign investors investing through QFIIs (including other QFIIs unrelated to the Company or the Funds) may not hold, in the aggregate, more than [30%] of the total outstanding China A Shares issued by one listed company.  These limits are subject to amendment and change at any time, and could have the effect of foreclosing favorable investment opportunities for a Fund due to a company's ownership by other investors unrelated to the Company or a Fund.

The foreign exchange control system could be changed at any time by executive decision of the State Council of China. Furthermore, SAFE has a significant degree of administrative discretion in implementing the foreign exchange law and has used this discretion to limit convertibility of current account payments out of China. There can be no assurance that the Company will be permitted to repatriate capital or profits, if any. For a number of reasons, including as a result of deterioration in the balance of payments or a shift in the macroeconomic prospects, the Chinese authorities could impose further restrictions on capital remittances abroad. The Company could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of principal, interest, and dividends paid on investments held by the Company. In addition, due to these controls, each Fund may maintain higher cash balances within and outside China to fund expenses, which would restrict the Fund’s ability to keep fully invested.

In addition, under the QFII rules, once the QFII quota has been filled, no additional funds can be transferred into the QFII’s account. As such, if there is a trade error that causes a reimbursable loss to a Fund, the amount of the loss will have to be paid outside of the Fund by Matthews (or any other responsible party) directly to the applicable Investor. As such, the Investor will not be able to receive investment appreciation on such amount.

QFII License and Quota

The Chinese authorities will reduce or revoke a QFII’s quota if the QFII does not invest the full amount of its quota over a phase-in period, or in certain cases, if it repatriates its investments below the quota amount. The QFII license could also be revoked or modified at the discretion of the Chinese authorities, including for reasons beyond the control of Matthews or the Company; however, under current regulations, Chinese authorities can revoke a QFII license or reduce quota only if the QFII license holder is in violation of the regulations. Nevertheless, there is a risk that disturbances to the Chinese legal or regulatory regime could make the Company unable to dispose of investments or repatriate proceeds once invested. The QFII program is a limited exception from laws that otherwise limit investment in China A Shares to Chinese persons, and if the QFII program or the license or quota limits are revoked or substantially changed for reasons beyond the control of Matthews or the Company, the Funds’ economic interests, and thus the Investors’ economic interests, could be harmed. The QFII program has been operational since 2002, but its continuation depends on the continued willingness of the Chinese regulatory regime to accept foreign investment.

Since the quota may be reduced or potentially revoked if the Company repatriates its investments below the quota amount, and since Matthews will not take into consideration whether selling China A Shares and repatriating proceeds could impact the continued availability of the quota, the actions of some Investors by, for example, redeeming Interests to meet their own liquidity needs, could have an adverse effect on the Company as a whole and on other Investors. Further, if the Chinese authorities revoke the QFII license or reduce or eliminate the quota, the Funds would be required to liquidate some or all of their holdings and would likely be required to repatriate the proceeds back to the Investors. If this were to happen, the Investing Funds would lose some or all of the opportunity to obtain exposure to China A Shares in the future under the existing license. However, there can be no assurance that the Chinese regulators will permit timely repatriation of capital if the QFII license is revoked or the quota eliminated. Moreover, there is the risk that in such instances, Chinese regulators may impose a “freeze” on the Company’s assets, restricting the ability of the Company to recover its assets for an indefinite period of time.

Other Risks of Investing in China

Corporate Governance

Some Chinese companies in which the Funds invest may have less established shareholder governance and disclosure standards than U.S. companies. Some Chinese companies are controlled by family and financial institutional investors whose investment decisions may be hard to predict based on standard U.S.- based equity analysis. Consequently, investments in Chinese companies may be vulnerable to unfavorable decisions by management or shareholders. Corporate protectionism (e.g., adoption of poison pills and restrictions on shareholders seeking to influence management) appears to be increasing in China, which could adversely impact the value of affected companies.

Accounting Standards and Reporting System

Accounting, auditing, financial, and other reporting standards, practices and disclosure requirements in China are different, sometimes in fundamental ways, from those in the U.S. and certain Western European countries. The assets and profits appearing on the financial statements of a company in China may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with the generally accepted accounting principles in the U.S. Accordingly, information available to the Funds, including both general economic and commercial information and information concerning specific enterprises or assets, may be less reliable, less detailed and less accurate than information available in more economically sophisticated countries. Although the Chinese government adopted a new set of Accounting Standards for Business Enterprises effective January 1, 2007, which are similar to the International Financial Reporting Standards, the accounting practices in China continue to be frequently criticized and challenged. There is also less publicly available information about Chinese companies than about companies in other countries. Furthermore, the quality and reliability of official data published by sources in China may not accurately reflect the information being reported.

Legal System

The Chinese legal system is a civil law system based on written statutes. Unlike common law systems, the Chinese legal system is a system in which decided legal cases have limited precedential value. The Chinese legal system is relatively new, and the Chinese government is still in the process of developing a comprehensive system of law, a process that has been ongoing since 1979. The overall effect of legislation over the past three decades has enhanced the protections afforded to various forms of foreign investments in China. However, investors may be adversely affected by new laws, frequent changes to existing laws (or interpretations thereof) and preemption of provincial or local regulations by national laws or regulations. These uncertainties could limit the legal protections available to the Company and the companies in which it invests. In addition, it is difficult to predict the effect of future developments in the Chinese legal system. Even where adequate laws exist and contractual terms are clearly stated, there can be no assurance that the Company’s legal rights will be enforced swiftly and equitably. Legal principles relating to corporate affairs and the validity of corporate procedures, directors' fiduciary duties and liabilities and shareholders' rights often differ from those that may apply in the U.S. and other countries. Chinese laws providing protection to investors, such as laws regarding the fiduciary duties of officers and directors, are undeveloped and will not provide investors, such as the Funds, with protection in all situations where protection would be provided by comparable law in the U.S.

While considerable progress has been made in developing China’s courts, commentators continue to express concerns about the adequacy of training for judges, the susceptibility of courts to outside influences and the role of political considerations extraneous to the legal merits of a case in court decisions. Ultimately, it may be difficult for the Company to enforce its rights as an investor under Chinese corporate and securities laws, and it may be difficult or impossible for the Company to obtain a judgment in court.

Nationalization and Expropriation

The Chinese government has in the past renounced various debt obligations and nationalized private assets without providing any compensation, and it may take similar actions in the future. Therefore, the Funds’ assets are subject to the risk of total loss if the Chinese government engages in the act of nationalization and expropriation.

Hong Kong Policy

Hong Kong currently appears to be operating with a high degree of autonomy with respect to its political, legal and economic systems under an agreement between the Chinese and British governments. Pursuant to this agreement, which will be in effect until at least 2047, China, among other matters, does not (i) subject Hong Kong to any taxes imposed by the Chinese government; (ii) limit the exchange of the Hong Kong dollar for foreign currencies; or (iii) place restrictions on free trade in Hong Kong. However, there is no assurance that this agreement will continue to be operative. Accordingly, China may change its policies regarding Hong Kong at any time, and any such change could adversely impact general market conditions, the Chinese economy and the Funds’ investments.

Disclosure of Interests and Short Swing Profit Rule

The Company is subject to shareholder disclosure of interests regulations promulgated by the CSRC. Pursuant to these regulations, when the Company and parties acting in concert with the Company acquire 5% or more of the issued securities of a listed company, the Company is required to make a report with various parties, including the CSRC, the stock exchange and the listed company, and a public announcement. The relevant Chinese regulations presumptively treat, among other matters, all affiliated investors and investors under common control as parties acting in concert. As such, the Company, including each of the Funds, will be deemed "concerted parties" of each other and may be deemed to be “concerted parties” of the Investing Funds. Therefore, there is the risk that the reporting threshold will be applied to the Funds and the Investing Funds on an aggregated basis. The public disclosure of the Company’s holding in the listed company and other related information may allow third parties to trade based on such information that would otherwise be kept confidential and may have an adverse effect on the applicable Funds’ performance.

If the 5% shareholding threshold is triggered, the Company would be required to file its report within three days after the date the threshold is reached, during which time the Company would not be permitted to make any trades in the listed company's securities. Any subsequent incremental increase or decrease of 5% or more will trigger further reporting requirements and trading freezes. Any such trading freeze may undermine a Fund’s investment performance if the Fund would otherwise make trades during the trading freeze.

Subject to the interpretation of Chinese courts and regulators, the operation of the short swing profit rule may be applicable to the trading of the Company when the Company (possibly with other investors deemed to be parties acting-in-concert with the Company) holds more than 5% of the total securities issued by a listed company. If this were to occur, the Company may not be allowed to reduce its holding in such listed company within six months of the last purchase of shares of such listed company, and its ability to repurchase securities of such company within six months of the last sale is limited. If the Company violates this rule by reducing its holding prematurely, then it may be required to disgorge any profits realized to the listed company, and the Company's assets may be frozen to the extent of the claims made by the listed company. These risks may greatly impair the performance of a Fund.

Taxation

The tax law and regulations of China are rapidly evolving, and they may be changed with retrospective effect. The interpretation and application of the tax law and regulations by tax authorities are not always as consistent and transparent as in more developed nations and may vary from region to region within China.

In particular, there has been since the inception of the QFII scheme in 2002, and continues to be, uncertainty over taxation for QFIIs. Thus far, the Chinese authorities have issued only a few tax circulars relating to QFIIs, including Caishui (2005) No. 155, which granted a business tax exemption on gains on disposals derived by QFIIs, Guoshuihan (2009) No. 47, which imposed a 10% withholding tax on dividends and interest income derived by QFIIs from Chinese resident enterprises, and Guoshihan (2009) No. 394, which offered clarification regarding the applicability of the 10% withholding tax on dividends and interest derived by non-resident enterprises from China A Shares, China B shares and overseas-listed shares issued by Chinese resident enterprises (although the 10% rate may be reduced by an applicable treaty). Therefore, assuming a QFII is not a Chinese tax resident enterprise and does not have a place of business, an establishment or a permanent establishment in China, the QFII should be subject to the 10% withholding tax with respect to dividends derived from China A Shares.

However, the tax treatment of capital gains on China A Shares by QFIIs is not addressed in any of the tax circulars discussed above and remains unclear. Prior to the introduction of the Chinese Enterprise Income Tax Law, which went into effect on January 1, 2008 (the “EITL”), capital gains derived by a foreign investor without an establishment in China from the sale of an equity interest in a Chinese enterprise were subject to a 10% withholding tax unless such gains were exempt under an applicable treaty, whereas gains derived by a foreign investor without an establishment in China from the sale of China B shares or overseas-listed shares of a Chinese enterprise were exempted. Since the introduction of EITL, there has not been any specific guidance from the Chinese tax authorities regarding the tax treatment of capital gains on China A Shares derived by QFIIs. In the absence of such guidance, capital gains realized by a QFII on the sale of China A Shares should be subject to withholding tax at a rate of 10%pursuant to the general principles of the current EITL. However, the precise method of calculating, filing for and collecting such withholding tax on capital gains is undetermined. The Chinese tax authorities have generally not enforced the collection of withholding tax on capital gains. Nevertheless, at least in one case, the Beijing State Tax Bureau in late 2010 collected RMB 399 million in income tax from Lehman Brothers, which held a QFII license, when it received approval to liquidate and remit all of its funds out of China. Such income tax collected reportedly included withholding tax on capital gains derived by the QFII, although the details regarding how the capital gains were calculated and for how long capital gains had accumulated were not reported. More recently, there have been reports that the CSRC and the SAT have agreed to impose a 10% enterprise income tax on capital gains on China A Shares derived by QFIIs, although no official taxation rule has been issued.

In light of the uncertainty of the tax treatment on capital gains derived by QFIIs from the disposition of China A Shares, Matthews reserves the right to establish a reserve for any withholding tax on capital gains that may be assessed by the Chinese tax authorities against the Company, any Fund or Matthews relating to the Funds’ investments in China A Shares. If such a reserve is established, the amount of funds maintained in the reserve will be disclosed in the Company’s annual and semi-annual reports. There is no assurance that the amount of funds maintained in the reserve will be sufficient to satisfy any withholding tax obligation the Company, any Fund or Matthews may be subject to. The Company's management will continually evaluate the impact, if any, of legislative and regulatory changes enacted by the Chinese authorities.

Custody

China A Shares in which the Funds invest are settled through the China Securities Depositary & Clearing Corporation Limited (the “CSDCC”). Securities purchased through the quota are required to be recorded by the CSDCC as credited to a securities trading account maintained in the joint names of the Company and Matthews. Matthews may not use the account for any purpose other than the maintenance of the Company's assets. Given that the securities trading account is maintained in the joint names of the Company and Matthews, the Company's assets may not be as well protected as they would be if it were possible for them to be registered and held solely in the name of the Company. In particular, there is a risk that creditors of Matthews may assert that the securities in the account are owned by Matthews and not the Company, and that a court may uphold such an assertion, in which case creditors of Matthews could seize assets of the Company.

The evidence of title of exchange-traded securities in China consists of electronic book-entries in the depository and/or registry associated with the exchange. In order to prevent any trades from failing, the CSDCC will automatically settle any trades executed by a Chinese broker. Accordingly, all instructions issued by the Chinese broker relating to the Company’s securities trading account will be executed without the need of consent or direction of the Company’s custodian. The CSDCC at the end of a trading day will reconcile its positions with the Chinese Exchanges and will send custodian banks a settlement confirmation notification. The Company’s custodian shall review the execution report in relation to such transactions and notify the Company of any discrepancies between such execution report and trading data received from the CSDCC or the settlement instructions received from the Company.

Chinese Brokers

Although regulations adopted by the CSRC and SAFE allow a QFII to deal through up to three Chinese brokers per Chinese Exchange, currently due to system constraint of the Chinese Exchanges, each QFII can only appoint one Chinese broker per Chinese Exchange. Accordingly, once a Chinese broker is designated to execute trades on behalf of the Funds, Matthews has no flexibility to choose among brokers to execute a particular trade for the Funds. As a result, the Funds may pay a higher commission on certain trades than would be the case if Matthews is free to choose the broker to execute those trades. In addition, if for any reason Matthews is unable to use the designated Chinese broker or in the event of default, bankruptcy or disqualification of the Chinese broker, the operations of the Funds and the performance of the Funds may be adversely affected.

Non-Diversification Risk

Each Fund is classified as “non-diversified,” meaning it is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. Accordingly, each Fund may invest a larger percentage of its assets in China A Shares of a relatively small number of Chinese companies, and the Funds may be more sensitive to adverse social, political, economic or regulatory developments in China than funds that do not concentrate their investments in China or funds that invest primarily in China but do not concentrate their investments in a small number of Chinese companies. As a result, events affecting a small number of Chinese companies may have a significant and potentially adverse impact on the Funds’ investments, and the Funds’ performance may be more volatile than that of funds that invest globally or funds that invest primarily in China but are diversified.

Industry Concentration Risk

From time to time and particularly when a Fund first commences investment activities, the Fund may, if viewed in isolation based on the China A Shares held by the Fund alone, have one or more industry concentrations in certain industries represented by the China A Shares held by the Fund (i.e., with respect to each industry concentration, more than 25% of the Fund’s total assets would be invested in one or more issuers of China A Shares having their principal business activities in such industry). However, because each Fund is part of the larger investment portfolio of the corresponding Investing Fund, for purposes of assessing industry concentration of each Fund, the Company will make the determination on a combined basis based on the total assets of such Investing Fund and securities held by the Fund and such Investing Fund.

Developments in Global Credit and Equity Markets

Global capital and equity markets, including the Chinese securities market, in 2008 and 2009 experienced credit and valuation problems and the mass liquidation of investment portfolios. Although market conditions started to improve in 2009, many difficult conditions remain or may return. Because of the expansive scope of these conditions, past investment strategies and models may not be able to identify all significant risks that the Funds may encounter or to predict the duration of these events. These conditions could prevent the Funds from successfully executing their investment strategies, result in future declines in the market values of the investment assets held by the Funds, or require the Funds to dispose of investments at a loss while such adverse market conditions prevail.

The Chinese economy is, at least to a certain extent, dependent on the economies of the U.S., Europe and other Asian countries. As seen in the recent developments in global credit and equity markets, events in these economies could negatively impact the Chinese economy.

Limited Operating History

The Company and the Funds have not commenced operations as of the date of this Memorandum. Accordingly, the Funds do not have performance information for Investors to consider. Matthews and the members of its portfolio management team have previously managed other investment products that invest in the China H share and China B share markets; however, such performance history is not an indication or guarantee of performance of the Company or the Funds, which will invest in the China A Share market. Past performance is not necessarily indicative of future results.

Equity Securities

Equity securities include, but are not limited to, common stock, preferred stock, and securities convertible into common or preferred stock. China A Shares are equity securities and currently take the form of common stock only. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company’s success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company’s success or lack of success through increases or decreases in the value of the company’s shares as traded in the public trading market for such shares. Publicly traded equity securities are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund’s portfolio. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. The equity securities acquired by a Fund may fail to appreciate and may decline in value or become worthless.

The prices of equity securities are generally subject to greater volatility than the prices of, for example, high-quality fixed income instruments. These price movements may result from factors affecting individual companies or industries or the securities market as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the China A Shares held by the Funds.

Common Stock

Common stockholders are generally subordinated in right of payment, both with respect to dividends and distributions in liquidation, to holders of preferred stock and other senior equity securities and debt obligations and creditors of the issuer. Dividends on common stocks are not fixed but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the issuers of common stocks in which a Fund may invest will declare dividends in the future or that if declared they will remain at those levels or increase over time.

Preferred Stock

China A Shares may in the future take the form of preferred stock. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, if a company is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

Convertible Preferred Stock

China A Shares may in the future take the form of convertible preferred stock. Convertible preferred stock may, under specific circumstances, be converted into the common stock of the issuing company. The value of convertible preferred stock varies because of a number of factors, including the value and volatility of the underlying stock, the level and volatility of interest rates, the passage of time, dividend policy and other variables.

Dividend-Paying Equities

Some of the China A Shares in which the Funds invest may be dividend-paying equity securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. A reduction or discontinuation of dividend payments may have a negative impact on the value of a Fund’s holdings in these companies. The prices of dividend-paying equity securities can be highly volatile. In addition, dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. During periods of rising interest rates, the value of such securities may decline. The Funds’ investments in such securities may also limit their potential for appreciation during a broad market advance.

Initial Public Offerings (“IPOs”)

IPOs of securities issued by unseasoned companies with little or no operating history are risky, and their prices are highly volatile, but they can result in very large gains in their initial trading. Attractive IPOs are often oversubscribed and may not be available to the Funds or available only in very limited quantities. There can be no assurance that the Funds will have favorable IPO investment opportunities or that the Funds’ investments in IPOs will have a positive impact on the Funds’ performance.

Risks Associated with Smaller Companies

The Funds may invest in the securities of smaller companies. Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Smaller companies may be more dependent on one or few key persons and may lack depth of management. Larger portions of their stock may be held by a small number of investors (including founders and management) than is typical of larger companies. Credit may be more difficult to obtain (and on less advantageous terms) than for larger companies. As a result, the influence of creditors (and the impact of financial or operating restrictions associated with debt financing) may be greater than in larger or more established companies. Both of these factors may dilute the holdings, or otherwise adversely impact the rights of a Fund and smaller shareholders in corporate governance or corporate actions. Smaller companies also may be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established. A Fund may have more difficulty obtaining information about smaller companies, making it more difficult to evaluate the impact of market, economic, regulatory and other factors on them. Informational difficulties may also make valuing or disposing of their securities more difficult than it would for larger companies. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of such companies generally are subject to more-abrupt or erratic price movements than more widely held or larger, more-established companies or the market indices in general. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. For these and other reasons, the value of securities of smaller companies may react differently to political, market and economic developments than the markets as a whole or than other types of stocks.

Risks of Loss After Redemption

The Company is an extended payment fund. Redemption requests will be priced and paid only on specific Redemption Payment Dates, which under current Chinese regulations will be no more frequently than one day during each week and no less frequently than one day during each month. Accordingly, the number of days between when a portfolio manager submits a redemption request on behalf of an Investor and the next Redemption Payment Date on which the redemption request will be processed can vary. During such time period, the Interests of the Fund tendered for redemption will continue to participate in the Fund’s gains and losses, and the value of such Interests could decrease, sometimes significantly. This risk of investment loss during such time period will be borne by the Investor in the Fund.

Limited Growth Opportunities

The Company is effectively limited by the QFII quota from increasing in size. Although investments of the Funds may appreciate, the Company will not raise new capital unless the QFII quota increases. Accordingly, to the extent there may be economies of scale resulting from increases in assets, it is unlikely that the Company or the Funds will benefit.

Private Offering of Unregistered Securities

Interests have not been, and will not be, registered under the 1933 Act or the securities law of any state or any other jurisdictions in reliance on certain exemptions from such registration. Interests will be offered only in private placement transactions to Accredited Investors that are also Qualified Purchasers, and each Investor will be required to represent that it is purchasing the Interests for its own account and not with a view towards resale or distribution. The Company has no plans, nor has it assumed, or will it assume, any obligations, to register the sale of Interests. Accordingly, the Interests may be transferred only if a number of conditions found in the Operating Agreement are satisfied.

Limited Liquidity

An investment in a Fund cannot be immediately liquidated at any time by the Investor.  Interests may be transferred only under very limited circumstances, and no market for the Interests will exist at any time. An Investor can liquidate its investment through the redemption of its Interests, which will be limited as described in this Memorandum.  See "Investing in the Funds - Selling (Redeeming) Interests." Due to repatriation restrictions, initial Investors will not be able to redeem any Interests during the three-month period following the Company’s initial investment in China A Shares. The Board has the authority to suspend redemptions or suspend or defer the payment of redemption proceeds under certain circumstances. If the Chinese authorities impose additional repatriation restrictions or modify existing repatriation restrictions that have the effect of substantially further limiting the repatriation of the proceeds of sales of China A Shares, the Company may suspend Investors’ redemption privileges pending Investor and SEC approval of amendments to the Company’s redemption policy, which may be a lengthy process and may not be obtainable.

Compliance with the Exemptive Order

Pursuant to the Exemptive Order, which grants the Company an exemption from Section 22(e) of and Rule 22c-1 under the 1940 Act, the Company will operate as an extended payment fund. The Exemptive Order also grants the Company exemptions from Sections 12(d)(1) and 17(a) of the 1940 Act, which permit the Other Funds to invest in the Company and the Funds. If the Company does not operate in compliance with the Exemptive Order, including the conditions and material representations contained in its application for the Exemptive Order, or if the Exemptive Order is revoked for any reason, the Company may be required to cease operations and liquidate investments at an inopportune time, which may have an adverse effect on the Funds and the value of the Interests.

Management of the Funds

Investment Advisor

Matthews International Capital Management, LLC is the investment advisor to the Funds. Matthews is located at Four Embarcadero Center, Suite 550, San Francisco, California 94111 and can be reached toll free by telephone at 800.789.ASIA (2742). Matthews was founded in 1991 by G. Paul Matthews. Since its inception, Matthews has specialized in managing portfolios of Asian securities. Matthews invests the Funds’ assets, manages the Funds’ business affairs, supervises the Funds’ overall day-to-day operations, and provides the personnel needed by the Funds with respect to Matthews’ responsibilities pursuant to an investment advisory agreement with the Company, on behalf of each Fund, effective as of [______], 2013 (the “Advisory Agreement”). Matthews’ employees also serve as officers of the Company. Matthews furnishes the Company with office space and provides certain administrative, clerical and Investor services to the Funds pursuant to an [Administration and Investor Services Agreement] with the Company, on behalf of the each Fund, effective as of [_____], 2013 (the “Services Agreement”).

As set forth in the Supplements, under the Advisory Agreement, (i) no management fees are currently charged to a Fund whose Investing Fund is a Matthews Fund or an Other Fund that is registered, because Matthews is compensated directly by the Investing Fund, the sole Investor of the Fund, on assets of the Investing Fund invested in the Fund; and (ii) a management fee may be charged to an Other Fund that is not registered. Any management fee due to Matthews by a Fund will be calculated based on the annual average daily net assets of the Fund and will be paid monthly in an amount equal to one-twelfth (1/12) of the management fee based on the Fund’s average daily NAV for the month. A discussion regarding the basis for the Board’s approval of the Advisory Agreement will be available in the Fund’s Annual Report for the year ending December 31, 2013. Because the Company has not yet commenced operations, no management fees have been paid to Matthews.

If at any time management fees are charged to a Fund whose Investing Fund is a Matthews Fund or an Other Fund that is registered, any assets of such Investing Fund invested in the Fund will not be counted for purposes of calculating such Investing Fund’s management fees payable to Matthews so that Matthews will not receive separate fees for managing the same assets, except that any such assets will be applied and counted as such Investing Fund’s assets for purposes of applying breakpoints, if any, under such Investing Fund’s advisory contract with Matthews. Fee arrangements for the Funds will be subject to review and approval by the Board, including its independent members, in accordance with Section 15(c) of the 1940 Act, and their impact on the overall fees for the Matthews Funds and the Other Funds will be fully disclosed to the applicable clients of Matthews.

[Pursuant to the Services Agreement, Matthews provides certain administrative and Investor services to the Funds and the Investors, including overseeing the activities of the Funds’ transfer agent, accounting agent, custodian and administrator; assisting with the daily calculation of the Funds’ NAVs; overseeing the Funds’ compliance with the legal, regulatory and ethical policies and procedures; assisting with the preparation of agendas and other materials drafted by the Funds’ third-party administrator and other parties for Board meetings; general oversight of the vendor community at large as well as industry trends to ensure that Investors are receiving quality service and technology; and coordinating proxy statements, annual reports, and other correspondence from the Funds to the Investors. For the provisions of these services, Matthews receives a fee from each Fund as set forth in the Supplement for such Fund.]

Portfolio Managers

Each Fund will have a portfolio manager or team of portfolio managers from Matthews, who are generally the same individual(s) as the portfolio manager(s) of the corresponding Investing Fund investing in that Fund. The portfolio manager(s) of a Fund are responsible for the Fund’s day-to-day investment management decisions. The biographic information of each portfolio manager of a Fund, including such portfolio manager’s business experience during the past 5 years, is set forth in the Supplement for such Fund.

The investment team at Matthews travels extensively to China to conduct research relating to the Chinese market. The SAI provides additional information about the portfolio managers’ compensation and other accounts managed by the portfolio managers.

Investing in The Funds

Pricing of Interests

Except as otherwise noted in the Supplements, (i) the Funds will value their holdings daily in accordance with Section 2(a)(41) of the 1940 Act; and (ii) the NAV of each Fund will be computed once daily as of the close of regular trading on NYSE, generally 4:00 PM Eastern Time, on each day NYSE is open for trading. In addition to Saturday and Sunday, the NYSE is closed on the days that the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

The NAV of each Fund is computed by adding the value of all securities and other assets of the Fund and deducting any liabilities of that Fund. A Fund’s expenses are generally accounted for by estimating the total expenses for the year and applying each day’s estimated expense when the NAV calculation is made for the Fund.

The China A Shares in which the Funds invest generally trade in liquid markets, and prices on the Chinese Exchanges reflect the amount (in Chinese renminbi) that could be obtained upon sales of China A Shares. Because proceeds from sales of China A Shares cannot be immediately repatriated to a Fund, the value of the Fund’s holdings in China A Shares will take into account all relevant facts and circumstances, which will be applied under the oversight of the Company’s valuation committee in accordance with delegated authority and the Pricing Policies. Market quotations of the China A Shares are provided by pricing services that are independent of the Funds and Matthews. China A Shares are valued as of the close of trading of the Chinese Exchanges on which they trade. The Funds may also utilize independent pricing services to assist it in determining a current market value for each security based on sources believed to be reliable.

The values in renminbi of the China A Shares held by a Fund will be converted to U.S. dollars using exchange rates determined as of the close of trading on the NYSE and in accordance with the Pricing Policies. The Funds generally use the foreign currency exchange rates deemed to be most appropriate by a foreign currency pricing service that is independent of the Funds and Matthews.

The China A Shares held by the Funds may be traded on days and at times when the NYSE is closed and the NAVs of the Funds are therefore not calculated. The NAV of a Fund may be significantly affected on those days. Conversely, the Chinese Exchanges may be closed on days and at times when the NYSE is open for trading. In that event, the China A Shares in which the relevant Funds invest will be fair valued in accordance with the Pricing Policies so that the NAVs of the investing Matthews Funds and Other Funds that are registered may be calculated.

Purchasing Interests

The Funds are open for business each day NYSE is open. Subject to any availability under the quota, Interests of a Fund may be purchased by the portfolio manager(s) of the investing Investing Fund upon written request to the Company. Such written purchase requests may be submitted on any day the Funds are open for business. However, because the Interests of a Fund may be purchased only if the quota is available as a result of Investor redemption, which occurs only on Redemption Payment Dates, purchase requests will be processed only on a Redemption Payment Date and only if such purchase requests are submitted on or before the close of business (generally 4:00 pm Eastern time) on that Redemption Payment Date. Further, a purchase request will not be processed unless it is received in good order by a Fund, which means payment for the purchase and all the information needed to complete the order must be received by the Fund before the order is processed.

As noted under “Additional Information - Investment Approach” above, once the quota is allocated to the various initial Funds, no new Funds or additional investments into the existing Funds will be permitted unless quota is otherwise available due to the investment decisions of portfolio managers made independent of quota considerations, or client outflows or terminations. The allocation of available quota to new or existing Funds will be subject to the Trade Allocation Procedures and the Access Allocation Procedures and the compliance reviews thereunder.

As members of the Company, which is a limited liability company, the Investors will be required to execute a copy of the Operating Agreement, setting forth the operations of the Company and the rights and duties of the Investors. The Operating Agreement may be executed by Matthews on behalf of its clients, including each Investing Fund, pursuant to discretion granted Matthews in such clients’ advisory contracts with Matthews. The Operating Agreement also contains a number of representations and warranties concerning the Investors and includes a power of attorney in favor of the appropriate officers of the Company as set forth therein. A copy of the Operating Agreement is available upon request.

Selling (Redeeming) Interests

The Funds will price Interests tendered for redemption at the close of business on each date redemption proceeds will be paid by one or more Funds (each, a “Redemption Payment Date”), which under current Chinese regulations will be no more frequently than one day during each week and no less frequently than one day during each month. The Funds will redeem Interests on a given Redemption Payment Date only for redemptions requested on or before the close of business (generally 4:00 pm Eastern time) on that Redemption Payment Date. The need for this extended payment feature is not because of the underlying illiquidity of the Funds’ holdings or because of any anticipated difficulties in obtaining prices for these holdings; rather, the Company needs to limit redemptions to conform its operations to the Chinese repatriation restrictions discussed herein.

Pursuant to the Exemptive Order, the Fund will pay redemption proceeds on the Redemption Payment Date, which will be the same day each Fund will calculate its NAV applicable to a redemption request received in good order in accordance with procedures set forth in this Memorandum, if such request was made on or before the close of business on the Redemption Payment Date.

Repatriation requests will be subject to the Trade Allocation Procedures. Because repatriation currently can only occur, at most, on one day during each week, Matthews will establish an internal deadline for portfolio managers to submit repatriation requests; this deadline will be communicated to portfolio managers in advance and could periodically change. The deadline to submit repatriation requests, however, will be in advance of repatriation to allow for an appropriate administrative period to process requests and, as necessary, cash flows. Once received, repatriation requests will be aggregated and submitted and processed together through the Funds’ service providers. Portfolio managers will be informed that repatriation requests after the deadline might not be effected until the next Redemption Payment Date. The procedures allow for variations in the deadline, with the approval of Matthews’ compliance department. The processes for the repatriation of proceeds will be managed in a manner designed to treat the Matthews Funds and the Other Funds fairly and equitably over time. No internal limits will be set on amounts that portfolio managers may seek to repatriate, as portfolio managers of the Matthews Funds and the Other Funds would make investment decisions for their accounts independent of quota considerations.

The Company’s redemption policy will be a fundamental policy changeable only by a vote of a majority of the voting securities of the Company and with the approval of the SEC or its staff.

If the Chinese authorities impose additional repatriation restrictions or modify existing repatriation restrictions that have the effect of substantially further limiting the repatriation of the proceeds of sales of China A Shares, the Company may suspend Investors’ redemption privileges pending Investor and SEC approval of amendments to the Company’s redemption policy, which may be a lengthy process and may not be obtainable.

Other Information

Disclosure of Portfolio Holdings

A description of the Company’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI, which is available on the Funds’ website at matthewsasia.com.

Distributions

A Fund may make a distribution of its gains or income in the discretion of Matthews but is not required to, and may not, make such a distribution in any given year.

Taxes

This section only summarizes some income tax considerations that may affect an investment in a Fund. Distributions may be taxable under the tax requirements to which the Investor is subject, which may include federal, state, local and non-U.S. income taxes. The Company does not expect to pay separate U.S. federal income tax with respect to the income or gains it distributes to Investors.

Part of a distribution may include realized capital gains, which may be taxed at different rates depending on how long the applicable Fund has held specific securities.

General Information

Identity Verification Procedures Notice

The USA PATRIOT Act requires financial institutions, including the Company, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. Because all Investors are Matthews’ clients, the Company has not adopted additional procedures to verify an Investor’s identity.

Reports

The Company will provide an annual report (audited by independent accountants) and a semi-annual report each year. These reports contain a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the reporting period. Individual copies of the Company’s filings with the SEC and financial reports may be obtained by calling 800.789.ASIA (2742).

Statement of Additional Information (SAI)

The SAI, which is incorporated into this Memorandum by reference and dated [__________], 2013 is available to Investors without charge. It contains more detailed information about the Fund.

How to Obtain Additional Information

CONTACTING MATTHEWS A SHARE SELECTIONS FUND, LLC

An Investor can obtain free copies of the publications described by visiting the Company’s website at matthewsasia.com. To request additional information or to speak to a Fund representative, contact the Company at:

Matthews A Share Selections Fund, LLC
[P.O. Box 9791
Providence, RI 02940]
800.789.ASIA (2742)

OBTAINING INFORMATION FROM THE SEC

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

INVESTMENT ADVISOR

Matthews International Capital Management, LLC

800.789.ASIA (2742)

[ADMINISTRATION AND OTHER SERVICES]

BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9791

Providence, RI 02940

800.789.ASIA (2742)

CUSTODIAN

[Brown Brothers Harriman & Co.

50 Milk Street

Boston, MA 02109]

For additional information about

Matthews A Share Selections Fund, LLC:

matthewsasia.com

800.789.ASIA (2742)

Matthews A Share Selections Fund, LLC

[P.O. Box 9791

Providence, RI 02940]

Investment Company Act File Number: 811-_____

P.O. Box 9791	| Providence, RI 02940	| matthewsasia.com	| 800.789.ASIA (2742)

Matthews A Share Selections Fund, LLC

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Matthews China Fund (USA) Series

Supplement dated [__________], 2013 to

Offering Memorandum

Dated [__________], 2013

This Supplement dated [________], 2013 (this “Supplement”) relates to the Matthews China Fund (USA) Series (the “Fund”), a series of Matthews A Share Selections Fund, LLC, a Delaware limited liability company (the “Company”), and supplements the information contained in the Company’s Offering Memorandum dated [_________], 2013 (the “Memorandum”). The Fund will follow investment strategies corresponding to the Matthews China Fund, a Matthews Fund. The Fund’s principal risks are described in the Memorandum. Capitalized terms used but not otherwise defined herein shall have the same meanings ascribed to such terms in the Memorandum. This Supplement should be retained with the Memorandum for future reference.

Investment Objective

The investment objective of the Fund is to achieve long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that an Investor may pay.

INVESTOR FEES (fees paid directly from an Investor’s investment)	None

ANNUAL OPERATING EXPENSES (expenses that an Investor pays each year as a percentage of the value of the Investor’s investment)
Management Fees(1)	None
Distribution (12b-1) Fees	None
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1) Under the Advisory Agreement between the Company, on behalf of its series, including the Fund, and Matthews, no management fees are currently charged to the Fund because Matthews is compensated directly by the Matthews China Fund, a Matthews Fund and the sole Investor of the Fund, on assets invested in the Fund. If at any time management fees are charged to the Fund, any assets of the Matthews China Fund invested in the Fund will not be counted for purposes of calculating the Matthews China Fund’s management fees payable to Matthews so that Matthews will not receive separate fees for managing the same assets, except that any such assets will be applied and counted as the Matthews China Fund’s assets for purposes of applying breakpoints, if any, under the Matthews China Fund’s advisory contract with Matthews. Fee arrangements for the Fund will be subject to review and approval by the Board, including its independent members, in accordance with Section 15(c) of the 1940 Act, and their impact on the overall fees for the Matthews Funds and the Other Funds will be fully disclosed to the applicable clients of Matthews.

(2) “Other Expenses” for the Fund are based on estimated amounts for the current fiscal year. [Under the Services Agreement between the Company, on behalf of its series, including the Fund, and Matthews, for the provisions of certain administrative and Investor services to the Fund and its Investor, Matthews receives a fee from the Fund equal to [__]% of the average daily net assets of the Fund.]

EXAMPLE OF FUND EXPENSES

This example is intended to help an Investor compare the cost of investing in the Fund with the cost of investing in mutual funds. The example assumes that an Investor invests $10,000 in the Fund for the time periods indicated and then redeem all of the Interests of the Fund at the end of those periods. The example also assumes that an investment in the Fund has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions the costs would be:

1 year	$[___]	3 years	$[___]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes. These costs, which are not reflected in the Fund’s annual fund operating expenses or in the example of fund expenses above, affect the Fund’s performance.

Portfolio Managers

Richard H. Gao and Henry Zhang, CFA, have been portfolio managers of the Fund since the Fund’s inception in 2013.

Richard H. Gao

Richard Gao is a Portfolio Manager at Matthews. He joined Matthews in 1997 as a China Analyst. Richard began his career at the Bank of China in 1989, first as a loan officer, then as a FOREX Trader in the Treasury Department. In 1993, he became Assistant Manager at the Bank of China, where he was in charge of FOREX trading for import/export companies. Richard received a B.A. in Literature from Guangdong University of Foreign Studies and an M.B.A. in International Business from the Dominican University of California. He is fluent in Mandarin, Cantonese and Shanghainese. Richard has been a Portfolio Manager of the following Matthews Funds: Matthews Pacific Tiger Fund (since 2006); Matthews China Fund (since 1999); and Matthews China Small Companies Fund (since its inception in 2011). Richard has been a Portfolio Manager of the following UCITS Funds: Matthews Asia Funds—Pacific Tiger Fund (since 2006); Matthews Asia Funds—China Fund (since 1999); and Matthews Asia Funds—China Small Companies Fund (since its inception in 2011).

Henry Zhang, CFA

Henry Zhang, CFA is a Portfolio Manager at Matthews. Prior to joining Matthews in 2007 as a Research Analyst, Henry served as an Application Consultant and Project Manager at Gifford Fong Associates for five years, where he was responsible for derivative security valuation, portfolio strategy investigation and investment risk analysis. Prior to moving to the United States, Henry worked for more than four years at Huaneng Power International, Inc., a NYSE-listed corporation, in China. Henry received a Master’s degree in Financial Engineering from the University of California, Berkeley and a B.S. in Finance from San Francisco State University. Henry is fluent in Mandarin. Henry has been a Portfolio Manager of the following Matthews Funds: Matthews China Fund (since 2010) and China Small Companies Fund (since its inception in 2011). Henry has been a Portfolio Manager of the following UCITS Funds: Matthews Asia Funds—China Fund (since 2010) and Matthews Asia Funds—China Small Companies Fund (since its inception in 2011).

Matthews A Share Selections Fund, LLC

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Matthews Pacific Tiger Fund (USA) Series

Supplement dated [__________], 2013 to

Offering Memorandum

Dated [__________], 2013

This Supplement dated [________], 2013 (this “Supplement”) relates to the Matthews Pacific Tiger Fund (USA) Series (the “Fund”), a series of Matthews A Share Selections Fund, LLC, a Delaware limited liability company (the “Company”), and supplements the information contained in the Company’s Offering Memorandum dated [_________], 2013 (the “Memorandum”). The Fund will follow investment strategies corresponding to the Matthews Pacific Tiger Fund, a Matthews Fund. The Fund’s principal risks are described in the Memorandum. Capitalized terms used but not otherwise defined herein shall have the same meanings ascribed to such terms in the Memorandum. This Supplement should be retained with the Memorandum for future reference.

Investment Objective

The investment objective of the Fund is to achieve long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that an Investor may pay.

INVESTOR FEES (fees paid directly from an Investor’s investment)	None

ANNUAL OPERATING EXPENSES (expenses that an Investor pays each year as a percentage of the value of the Investor’s investment)
Management Fees(1)	None
Distribution (12b-1) Fees	None
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1) Under the Advisory Agreement between the Company, on behalf of its series, including the Fund, and Matthews, no management fees are currently charged to the Fund because Matthews is compensated directly by the Matthews Pacific Tiger Fund, a Matthews Fund and the sole Investor of the Fund, on assets invested in the Fund. If at any time management fees are charged to the Fund, any assets of the Matthews Pacific Tiger Fund invested in the Fund will not be counted for purposes of calculating the Matthews Pacific Tiger Fund’s management fees payable to Matthews so that Matthews will not receive separate fees for managing the same assets, except that any such assets will be applied and counted as the Matthews Pacific Tiger Fund’s assets for purposes of applying breakpoints, if any, under the Matthews Pacific Tiger Fund’s advisory contract with Matthews. Fee arrangements for the Fund will be subject to review and approval by the Board, including its independent members, in accordance with Section 15(c) of the 1940 Act, and their impact on the overall fees for the Matthews Funds and the Other Funds will be fully disclosed to the applicable clients of Matthews.

(2) “Other Expenses” for the Fund are based on estimated amounts for the current fiscal year. [Under the Services Agreement between the Company, on behalf of its series, including the Fund, and Matthews, for the provisions of certain administrative and Investor services to the Fund and its Investor, Matthews receives a fee from the Fund equal to [__]% of the average daily net assets of the Fund.]

EXAMPLE OF FUND EXPENSES

This example is intended to help an Investor compare the cost of investing in the Fund with the cost of investing in mutual funds. The example assumes that an Investor invests $10,000 in the Fund for the time periods indicated and then redeem all of the Interests of the Fund at the end of those periods. The example also assumes that an investment in the Fund has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions the costs would be:

1 year	$[___]	3 years	$[___]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes. These costs, which are not reflected in the Fund’s annual fund operating expenses or in the example of fund expenses above, affect the Fund’s performance.

Portfolio Managers

Richard H. Gao and Sharat Shroff, CFA, have been portfolio managers of the Fund since the Fund’s inception in 2013.

Richard H. Gao

Richard Gao is a Portfolio Manager at Matthews. He joined Matthews in 1997 as a China Analyst. Richard began his career at the Bank of China in 1989, first as a loan officer, then as a FOREX Trader in the Treasury Department. In 1993, he became Assistant Manager at the Bank of China, where he was in charge of FOREX trading for import/export companies. Richard received a B.A. in Literature from Guangdong University of Foreign Studies and an M.B.A. in International Business from the Dominican University of California. He is fluent in Mandarin, Cantonese and Shanghainese. Richard has been a Portfolio Manager of the following Matthews Funds: Matthews Pacific Tiger Fund (since 2006); Matthews China Fund (since 1999); and Matthews China Small Companies Fund (since its inception in 2011). Richard has been a Portfolio Manager of the following UCITS Funds: Matthews Asia Funds—Pacific Tiger Fund (since 2006); Matthews Asia Funds—China Fund (since 1999); and Matthews Asia Funds—China Small Companies Fund (since its inception in 2011).

Sharat Shroff, CFA

Sharat Shroff is a Portfolio Manager at Matthews. Prior to joining Matthews as a Research Analyst in 2005, Sharat spent five years in the San Francisco office and seven months in the Hong Kong office of Morgan Stanley as an Equity Research Associate. Sharat received a Bachelor of Technology from the Institute of Technology in Varanasi, India and an M.B.A. from the Indian Institute of Management, in Calcutta, India. He is fluent in Hindi and Bengali. Sharat has been a Portfolio Manager of the following Matthews Funds: Matthews Pacific Tiger Fund (since 2008); Matthews Asia Growth Fund (since 2007); Matthews India Fund (since 2006); and Matthews Asia Focus Fund (since its inception in 2013). Sharat has been a Portfolio Manager of the following UCITS Funds: Matthews Asia Funds—Pacific Tiger Fund (since 2008) and Matthews Asia Funds—India Fund (since 2006).

Matthews A Share Selections Fund, LLC

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Matthews Asia Dividend Fund (USA) Series

Supplement dated [__________], 2013 to

Offering Memorandum

Dated [__________], 2013

This Supplement dated [________], 2013 (this “Supplement”) relates to the Matthews Asia Dividend Fund (USA) Series (the “Fund”), a series of Matthews A Share Selections Fund, LLC, a Delaware limited liability company (the “Company”), and supplements the information contained in the Company’s Offering Memorandum dated [_________], 2013 (the “Memorandum”). The Fund will follow investment strategies corresponding to the Matthews Asia Dividend Fund, a Matthews Fund. The Fund’s principal risks are described in the Memorandum. Capitalized terms used but not otherwise defined herein shall have the same meanings ascribed to such terms in the Memorandum. This Supplement should be retained with the Memorandum for future reference.

Investment Objective

The investment objective of the Fund is to achieve total return with an emphasis on providing current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that an Investor may pay.

INVESTOR FEES (fees paid directly from an Investor’s investment)	None

ANNUAL OPERATING EXPENSES (expenses that an Investor pays each year as a percentage of the value of the Investor’s investment)
Management Fees(1)	None
Distribution (12b-1) Fees	None
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1) Under the Advisory Agreement between the Company, on behalf of its series, including the Fund, and Matthews, no management fees are currently charged to the Fund because Matthews is compensated directly by the Matthews Asia Dividend Fund, a Matthews Fund and the sole Investor of the Fund, on assets invested in the Fund. If at any time management fees are charged to the Fund, any assets of the Matthews Asia Dividend Fund invested in the Fund will not be counted for purposes of calculating the Matthews Asia Dividend Fund’s management fees payable to Matthews so that Matthews will not receive separate fees for managing the same assets, except that any such assets will be applied and counted as the Matthews Asia Dividend Fund’s assets for purposes of applying breakpoints, if any, under the Matthews Asia Dividend Fund’s advisory contract with Matthews. Fee arrangements for the Fund will be subject to review and approval by the Board, including its independent members, in accordance with Section 15(c) of the 1940 Act, and their impact on the overall fees for the Matthews Funds and the Other Funds will be fully disclosed to the applicable clients of Matthews.

(2) “Other Expenses” for the Fund are based on estimated amounts for the current fiscal year. [Under the Services Agreement between the Company, on behalf of its series, including the Fund, and Matthews, for the provisions of certain administrative and Investor services to the Fund and its Investor, Matthews receives a fee from the Fund equal to [__]% of the average daily net assets of the Fund.]

EXAMPLE OF FUND EXPENSES

This example is intended to help an Investor compare the cost of investing in the Fund with the cost of investing in mutual funds. The example assumes that an Investor invests $10,000 in the Fund for the time periods indicated and then redeem all of the Interests of the Fund at the end of those periods. The example also assumes that an investment in the Fund has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions the costs would be:

1 year	$[___]	3 years	$[___]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes. These costs, which are not reflected in the Fund’s annual fund operating expenses or in the example of fund expenses above, affect the Fund’s performance.

Portfolio Managers

Jesper Madsen, CFA, and Yu Zhang, CFA, have been portfolio managers of the Fund since the Fund’s inception in 2013.

Jesper Madsen, CFA

Jesper Madsen is a Portfolio Manager at Matthews. Prior to joining Matthews in 2004, he was an Analyst at Charter Equity Research. He has also worked at Barclays Global Investors in the Fixed Income group as well as at Chemoil Corporation in oil-related sales. Jesper has traveled extensively, including living and working in China. He received a B.A. in Politics, Philosophy and Economics from the University of York in the United Kingdom. Jesper has been a Portfolio Manager of the following Matthews Funds: Matthews Asia Dividend Fund (since its inception in 2006) and Matthews China Dividend Fund (since its inception in 2009). Jesper has been a Portfolio Manager of the following UCITS Funds: Matthews Asia Funds--Asia Dividend Fund (since its inception in 2006) and Matthews Asia Funds--China Dividend Fund (since its inception in 2009).

Yu Zhang, CFA

Yu Zhang is a Portfolio Manager at Matthews. Prior to joining Matthews in 2007 as a Research Associate, Yu was an Analyst researching Japanese companies at Aperta Asset Management from 2005 to 2007. Before receiving a graduate degree in the U.S., he was an Associate in the Ningo, China office of Mitsui & Co., a Japanese general trading firm. Yu received a B.A. in English Language from the Beijing Foreign Studies University, an M.B.A. from Suffolk University and an M.S. in Finance from Boston College. He is fluent in Mandarin. Yu has been a Portfolio Manager of the following Matthews Funds: Matthews Asia Dividend Fund (since 2011) and Matthews China Dividend Fund (since 2012). Yu has been a Portfolio Manager of the following UCITS Funds: Matthews Asia Funds--Asia Dividend Fund (since 2011) and Matthews Asia Funds--China Dividend Fund (since 2012).

Matthews A Share Selections Fund, LLC

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Matthews Asian Growth and Income Fund (USA) Series

Supplement dated [__________], 2013 to

Offering Memorandum

Dated [__________], 2013

This Supplement dated [________], 2013 (this “Supplement”) relates to the Matthews Asian Growth and Income Fund (USA) Series (the “Fund”), a series of Matthews A Share Selections Fund, LLC, a Delaware limited liability company (the “Company”), and supplements the information contained in the Company’s Offering Memorandum dated [_________], 2013 (the “Memorandum”). The Fund will follow investment strategies corresponding to the Matthews Asian Growth and Income Fund, a Matthews Fund. The Fund’s principal risks are described in the Memorandum. Capitalized terms used but not otherwise defined herein shall have the same meanings ascribed to such terms in the Memorandum. This Supplement should be retained with the Memorandum for future reference.

Investment Objective

The investment objective of the Fund is to achieve long-term capital appreciation. The Fund also seeks to provide some current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that an Investor may pay.

INVESTOR FEES (fees paid directly from an Investor’s investment)	None

ANNUAL OPERATING EXPENSES (expenses that an Investor pays each year as a percentage of the value of the Investor’s investment)
Management Fees(1)	None
Distribution (12b-1) Fees	None
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1) Under the Advisory Agreement between the Company, on behalf of its series, including the Fund, and Matthews, no management fees are currently charged to the Fund because Matthews is compensated directly by the Matthews Asian Growth and Income Fund, a Matthews Fund and the sole Investor of the Fund, on assets invested in the Fund. If at any time management fees are charged to the Fund, any assets of the Matthews Asian Growth and Income Fund invested in the Fund will not be counted for purposes of calculating the Matthews Asian Growth and Income Fund’s management fees payable to Matthews so that Matthews will not receive separate fees for managing the same assets, except that any such assets will be applied and counted as the Matthews Asian Growth and Income Fund’s assets for purposes of applying breakpoints, if any, under the Matthews Asian Growth and Income Fund’s advisory contract with Matthews. Fee arrangements for the Fund will be subject to review and approval by the Board, including its independent members, in accordance with Section 15(c) of the 1940 Act, and their impact on the overall fees for the Matthews Funds and the Other Funds will be fully disclosed to the applicable clients of Matthews.

(2) “Other Expenses” for the Fund are based on estimated amounts for the current fiscal year. [Under the Services Agreement between the Company, on behalf of its series, including the Fund, and Matthews, for the provisions of certain administrative and Investor services to the Fund and its Investor, Matthews receives a fee from the Fund equal to [__]% of the average daily net assets of the Fund.]

EXAMPLE OF FUND EXPENSES

This example is intended to help an Investor compare the cost of investing in the Fund with the cost of investing in mutual funds. The example assumes that an Investor invests $10,000 in the Fund for the time periods indicated and then redeem all of the Interests of the Fund at the end of those periods. The example also assumes that an investment in the Fund has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions the costs would be:

1 year	$[___]	3 years	$[___]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes. These costs, which are not reflected in the Fund’s annual fund operating expenses or in the example of fund expenses above, affect the Fund’s performance.

Portfolio Managers

Robert J. Horrocks, PhD, and Kenneth Lowe, CFA, have been portfolio managers of the Fund since the Fund’s inception in 2013.

Robert J. Horrocks, PhD

Robert Horrocks is Chief Investment Officer at Matthews and a Portfolio Manager. As Chief Investment Officer, Robert oversees the firm’s investment process and investment professionals and sets the research agenda for the investment team. Before joining Matthews in August 2008, Robert was Head of Research at Mirae Asset Management in Hong Kong. From 2003 to 2006, Robert served as Chief Investment Officer for Everbright Pramerica in China, establishing its quantitative investment process. He started his career as a Research Analyst with WI Carr Securities in Hong Kong before moving on to spend eight years working in several different Asian jurisdictions for Schroders, including stints as Country General Manager in Taiwan, Deputy Chief Investment Officer in Korea and Designated Chief Investment Officer in Shanghai. Robert earned his PhD in Chinese Economic History from Leeds University in the United Kingdom, and is fluent in Mandarin. Robert has been a Portfolio Manager of the following Matthews Funds: Matthews Asian Growth and Income Fund (since 2009) and Matthews Asia Strategic Income Fund (since its inception in 2011). Robert has been a Portfolio Manager of the Irish Fund since 2010.

Kenneth Lowe, CFA

Kenneth Lowe is a Portfolio Manager at Matthews. Prior to joining Matthews in 2010, he was an Investment Manager on the Asia and Global Emerging Market Equities Team at Martin Currie Investment Management in Edinburgh, Scotland. Kenneth received an M.A. in Mathematics and Economics from the University of Glasgow. Kenneth has been a Portfolio Manager of the following Matthews Funds: Matthews Asian Growth and Income Fund (since 2011) and Matthews Asia Focus Fund (since its inception in 2013). Kenneth has been a Portfolio Manager of the Irish Fund since 2011.

Matthews A Share Selections Fund, LLC

--

Matthews Asia Strategic Income Fund (USA) Series

Supplement dated [__________], 2013 to

Offering Memorandum

Dated [__________], 2013

This Supplement dated [________], 2013 (this “Supplement”) relates to the Matthews Asia Strategic Income Fund (USA) Series (the “Fund”), a series of Matthews A Share Selections Fund, LLC, a Delaware limited liability company (the “Company”), and supplements the information contained in the Company’s Offering Memorandum dated [_________], 2013 (the “Memorandum”). The Fund will follow investment strategies corresponding to the Matthews Asia Strategic Income Fund, a Matthews Fund. The Fund’s principal risks are described in the Memorandum. Capitalized terms used but not otherwise defined herein shall have the same meanings ascribed to such terms in the Memorandum. This Supplement should be retained with the Memorandum for future reference.

Investment Objective

The investment objective of the Fund is to achieve total return over the long term, with an emphasis on income.

Fees and Expenses of the Fund

This table describes the fees and expenses that an Investor may pay.

INVESTOR FEES (fees paid directly from an Investor’s investment)	None

ANNUAL OPERATING EXPENSES (expenses that an Investor pays each year as a percentage of the value of the Investor’s investment)
Management Fees(1)	None
Distribution (12b-1) Fees	None
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1) Under the Advisory Agreement between the Company, on behalf of its series, including the Fund, and Matthews, no management fees are currently charged to the Fund because Matthews is compensated directly by the Matthews Asia Strategic Income Fund, a Matthews Fund and the sole Investor of the Fund, on assets invested in the Fund. If at any time management fees are charged to the Fund, any assets of the Matthews Asia Strategic Income Fund invested in the Fund will not be counted for purposes of calculating the Matthews Asia Strategic Income Fund’s management fees payable to Matthews so that Matthews will not receive separate fees for managing the same assets, except that any such assets will be applied and counted as the Matthews Asia Strategic Income Fund’s assets for purposes of applying breakpoints, if any, under the Matthews Asia Strategic Fund’s advisory contract with Matthews. Fee arrangements for the Fund will be subject to review and approval by the Board, including its independent members, in accordance with Section 15(c) of the 1940 Act, and their impact on the overall fees for the Matthews Funds and the Other Funds will be fully disclosed to the applicable clients of Matthews.

(2) “Other Expenses” for the Fund are based on estimated amounts for the current fiscal year. [Under the Services Agreement between the Company, on behalf of its series, including the Fund, and Matthews, for the provisions of certain administrative and Investor services to the Fund and its Investor, Matthews receives a fee from the Fund equal to [__]% of the average daily net assets of the Fund.]

EXAMPLE OF FUND EXPENSES

This example is intended to help an Investor compare the cost of investing in the Fund with the cost of investing in mutual funds. The example assumes that an Investor invests $10,000 in the Fund for the time periods indicated and then redeem all of the Interests of the Fund at the end of those periods. The example also assumes that an investment in the Fund has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions the costs would be:

1 year	$[___]	3 years	$[___]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes. These costs, which are not reflected in the Fund’s annual fund operating expenses or in the example of fund expenses above, affect the Fund’s performance.

Portfolio Managers

Teresa Kong, CFA, Gerald M. Hwang, CFA, and Robert J. Horrocks, PhD, have been portfolio managers of the Fund since the Fund’s inception in 2013.

Teresa Kong, CFA

Teresa Kong is a Portfolio Manager at Matthews. Prior to joining Matthews in 2010, she was Head of Emerging Market Investments at Barclays Global Investors, now known as BlackRock, and responsible for managing the firm’s investment strategies in Emerging Asia, Eastern Europe, Africa and Latin America. She developed and managed strategies spanning absolute return, active long-only and exchange-traded funds. In addition to founding the Fixed Income Emerging Markets Group at BlackRock, she was also Senior Portfolio Manager and Credit Strategist on the Fixed Income credit team. Previously, Teresa was a Senior Securities Analyst in the High Yield Group with Oppenheimer Funds, and began her career with JP Morgan Securities Inc., where she worked in the Structured Products Group and Latin America Capital Markets Group. She received both a B.A. in Economics and Political Science and an M.A. in International Development Policies from Stanford University. She speaks Cantonese fluently and is conversational in Mandarin. Teresa has been a Portfolio Manager of the following Matthews Fund: Matthews Asia Strategic Income Fund (since its inception in 2011).

Gerald M. Hwang, CFA

Gerald Hwang is a Portfolio Manager at Matthews. Prior to joining Matthews in 2011, he was a Portfolio Manager with Vanguard Group from 2008 to 2011, managing foreign exchange and fixed income aspects of various products, including exchange-traded funds and mutual funds. His tenure at Morgan Stanley encompassed experience on both the buy-side, as part of a customized fixed-income team, and on the sell-side, as an emerging markets fixed-income analyst. He held various positions for Hungary’s OTP Bank, including Director of Research in Budapest. Gerald began his career as an equity derivatives analyst with D.E. Shaw & Co. He earned his M.B.A from The Wharton School of the University of Pennsylvania, and received a B.A. in Literature from Yale University. Gerald has been a Portfolio Manager of the following Matthews Fund: Matthews Asia Strategic Income Fund (since its inception in 2011).

Robert J. Horrocks, PhD

Robert Horrocks is Chief Investment Officer at Matthews and a Portfolio Manager. As Chief Investment Officer, Robert oversees the firm’s investment process and investment professionals and sets the research agenda for the investment team. Before joining Matthews in August 2008, Robert was Head of Research at Mirae Asset Management in Hong Kong. From 2003 to 2006, Robert served as Chief Investment Officer for Everbright Pramerica in China, establishing its quantitative investment process. He started his career as a Research Analyst with WI Carr Securities in Hong Kong before moving on to spend eight years working in several different Asian jurisdictions for Schroders, including stints as Country General Manager in Taiwan, Deputy Chief Investment Officer in Korea and Designated Chief Investment Officer in Shanghai. Robert earned his PhD in Chinese Economic History from Leeds University in the United Kingdom, and is fluent in Mandarin. Robert has been a Portfolio Manager of the following Matthews Funds: Matthews Asian Growth and Income Fund (since 2009) and Matthews Asia Strategic Income Fund (since its inception in 2011). Robert has been a Portfolio Manager of the Irish Fund since 2010.

Matthews A Share Selections Fund, LLC

--

Matthews China Dividend Fund (USA) Series

Supplement dated [__________], 2013 to

Offering Memorandum

Dated [__________], 2013

This Supplement dated [________], 2013 (this “Supplement”) relates to the Matthews China Dividend Fund (USA) Series (the “Fund”), a series of Matthews A Share Selections Fund, LLC, a Delaware limited liability company (the “Company”), and supplements the information contained in the Company’s Offering Memorandum dated [_________], 2013 (the “Memorandum”). The Fund will follow investment strategies corresponding to the Matthews China Dividend Fund, a Matthews Fund. The Fund’s principal risks are described in the Memorandum. Capitalized terms used but not otherwise defined herein shall have the same meanings ascribed to such terms in the Memorandum. This Supplement should be retained with the Memorandum for future reference.

Investment Objective

The investment objective of the Fund is to achieve total return with an emphasis on providing current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that an Investor may pay.

INVESTOR FEES (fees paid directly from an Investor’s investment)	None

ANNUAL OPERATING EXPENSES (expenses that an Investor pays each year as a percentage of the value of the Investor’s investment)
Management Fees(1)	None
Distribution (12b-1) Fees	None
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1) Under the Advisory Agreement between the Company, on behalf of its series, including the Fund, and Matthews, no management fees are currently charged to the Fund because Matthews is compensated directly by the Matthews China Dividend Fund, a Matthews Fund and the sole Investor of the Fund, on assets invested in the Fund. If at any time management fees are charged to the Fund, any assets of the Matthews China Dividend Fund invested in the Fund will not be counted for purposes of calculating the Matthews China Dividend Fund’s management fees payable to Matthews so that Matthews will not receive separate fees for managing the same assets, except that any such assets will be applied and counted as the Matthews China Dividend Fund’s assets for purposes of applying breakpoints, if any, under the Matthews China Dividend Fund’s advisory contract with Matthews. Fee arrangements for the Fund will be subject to review and approval by the Board, including its independent members, in accordance with Section 15(c) of the 1940 Act, and their impact on the overall fees for the Matthews Funds and the Other Funds will be fully disclosed to the applicable clients of Matthews.

(2) “Other Expenses” for the Fund are based on estimated amounts for the current fiscal year. [Under the Services Agreement between the Company, on behalf of its series, including the Fund, and Matthews, for the provisions of certain administrative and Investor services to the Fund and its Investor, Matthews receives a fee from the Fund equal to [__]% of the average daily net assets of the Fund.]

EXAMPLE OF FUND EXPENSES

This example is intended to help an Investor compare the cost of investing in the Fund with the cost of investing in mutual funds. The example assumes that an Investor invests $10,000 in the Fund for the time periods indicated and then redeem all of the Interests of the Fund at the end of those periods. The example also assumes that an investment in the Fund has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions the costs would be:

1 year	$[___]	3 years	$[___]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes. These costs, which are not reflected in the Fund’s annual fund operating expenses or in the example of fund expenses above, affect the Fund’s performance.

Portfolio Managers

Jesper Madsen, CFA, and Yu Zhang, CFA, have been portfolio managers of the Fund since the Fund’s inception in 2013.

Jesper Madsen, CFA

Jesper Madsen is a Portfolio Manager at Matthews. Prior to joining Matthews in 2004, he was an Analyst at Charter Equity Research. He has also worked at Barclays Global Investors in the Fixed Income group as well as at Chemoil Corporation in oil-related sales. Jesper has traveled extensively, including living and working in China. He received a B.A. in Politics, Philosophy and Economics from the University of York in the United Kingdom. Jesper has been a Portfolio Manager of the following Matthews Funds: Matthews Asia Dividend Fund (since its inception in 2006) and Matthews China Dividend Fund (since its inception in 2009). Jesper has been a Portfolio Manager of the following UCITS Funds: Matthews Asia Funds--Asia Dividend Fund (since its inception in 2006) and Matthews Asia Funds--China Dividend Fund (since its inception in 2009).

Yu Zhang, CFA

Yu Zhang is a Portfolio Manager at Matthews. Prior to joining Matthews in 2007 as a Research Associate, Yu was an Analyst researching Japanese companies at Aperta Asset Management from 2005 to 2007. Before receiving a graduate degree in the U.S., he was an Associate in the Ningo, China office of Mitsui & Co., a Japanese general trading firm. Yu received a B.A. in English Language from the Beijing Foreign Studies University, an M.B.A. from Suffolk University and an M.S. in Finance from Boston College. He is fluent in Mandarin. Yu has been a Portfolio Manager of the following Matthews Funds: Matthews Asia Dividend Fund (since 2011) and Matthews China Dividend Fund (since 2012). Yu has been a Portfolio Manager of the following UCITS Funds: Matthews Asia Funds--Asia Dividend Fund (since 2011) and Matthews Asia Funds--China Dividend Fund (since 2012).

Matthews A Share Selections Fund, LLC

--

Matthews Asia Growth Fund (USA) Series

Supplement dated [__________], 2013 to

Offering Memorandum

Dated [__________], 2013

This Supplement dated [________], 2013 (this “Supplement”) relates to the Matthews Asia Growth Fund (USA) Series (the “Fund”), a series of Matthews A Share Selections Fund, LLC, a Delaware limited liability company (the “Company”), and supplements the information contained in the Company’s Offering Memorandum dated [_________], 2013 (the “Memorandum”). The Fund will follow investment strategies corresponding to the Matthews Asia Growth Fund, a Matthews Fund. The Fund’s principal risks are described in the Memorandum. Capitalized terms used but not otherwise defined herein shall have the same meanings ascribed to such terms in the Memorandum. This Supplement should be retained with the Memorandum for future reference.

Investment Objective

The investment objective of the Fund is to achieve long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that an Investor may pay.

INVESTOR FEES (fees paid directly from an Investor’s investment)	None

ANNUAL OPERATING EXPENSES (expenses that an Investor pays each year as a percentage of the value of the Investor’s investment)
Management Fees(1)	None
Distribution (12b-1) Fees	None
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1) Under the Advisory Agreement between the Company, on behalf of its series, including the Fund, and Matthews, no management fees are currently charged to the Fund because Matthews is compensated directly by the Matthews Asia Growth Fund, a Matthews Fund and the sole Investor of the Fund, on assets invested in the Fund. If at any time management fees are charged to the Fund, any assets of the Matthews Asia Growth Fund invested in the Fund will not be counted for purposes of calculating the Matthews Asia Growth Fund’s management fees payable to Matthews so that Matthews will not receive separate fees for managing the same assets, except that any such assets will be applied and counted as the Matthews Asia Growth Fund’s assets for purposes of applying breakpoints, if any, under the Matthews Asia Growth Fund’s advisory contract with Matthews. Fee arrangements for the Fund will be subject to review and approval by the Board, including its independent members, in accordance with Section 15(c) of the 1940 Act, and their impact on the overall fees for the Matthews Funds and the Other Funds will be fully disclosed to the applicable clients of Matthews.

(2) “Other Expenses” for the Fund are based on estimated amounts for the current fiscal year. [Under the Services Agreement between the Company, on behalf of its series, including the Fund, and Matthews, for the provisions of certain administrative and Investor services to the Fund and its Investor, Matthews receives a fee from the Fund equal to [__]% of the average daily net assets of the Fund.]

EXAMPLE OF FUND EXPENSES

This example is intended to help an Investor compare the cost of investing in the Fund with the cost of investing in mutual funds. The example assumes that an Investor invests $10,000 in the Fund for the time periods indicated and then redeem all of the Interests of the Fund at the end of those periods. The example also assumes that an investment in the Fund has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions the costs would be:

1 year	$[___]	3 years	$[___]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes. These costs, which are not reflected in the Fund’s annual fund operating expenses or in the example of fund expenses above, affect the Fund’s performance.

Portfolio Managers

Taizo Ishida and Sharat Shroff, CFA, have been portfolio managers of the Fund since the Fund’s inception in 2013.

Taizo Ishida

Taizo Ishida is a Portfolio Manager at Matthews. Prior to joining Matthews in 2006, Taizo spent six years on the global and international teams at Wellington Management Company as a Vice President and Portfolio Manager. From 1997 to 2000, he was a Senior Securities Analyst and a member of the international investment team at USAA Investment Management Company. From 1987 to 1997, he held positions at Sanford Bernstein & Co. and Yamaichi International (America), Inc. Prior to beginning his investment career, Taizo spent three years in Dhaka, Bangladesh as a Program Officer with the United Nations Development Program. Taizo received a B.A. in Social Science from International Christian University in Tokyo, Japan and an M.A. in International Relations from The City College of New York. He is fluent in Japanese. Taizo has been a Portfolio Manager of the following Matthews Funds: Matthews Asia Growth Fund (since 2007); Matthews Japan Fund (since 2006); and Matthews Emerging Asia Fund (since its inception in 2013).

Sharat Shroff, CFA

Sharat Shroff is a Portfolio Manager at Matthews. Prior to joining Matthews as a Research Analyst in 2005, Sharat spent five years in the San Francisco office and seven months in the Hong Kong office of Morgan Stanley as an Equity Research Associate. Sharat received a Bachelor of Technology from the Institute of Technology in Varanasi, India and an M.B.A. from the Indian Institute of Management, in Calcutta, India. He is fluent in Hindi and Bengali. Sharat has been a Portfolio Manager of the following Matthews Funds: Matthews Pacific Tiger Fund (since 2008); Matthews Asia Growth Fund (since 2007); Matthews India Fund (since 2006); and Matthews Asia Focus Fund (since its inception in 2013). Sharat has been a Portfolio manager of the following UCITS Funds: Matthews Asia Funds—Pacific Tiger Fund (since 2008) and Matthews Asia Funds—India Fund (since 2006).

Matthews A Share Selections Fund, LLC

--

Matthews Asia Focus Fund (USA) Series

Supplement dated [__________], 2013 to

Offering Memorandum

Dated [__________], 2013

This Supplement dated [________], 2013 (this “Supplement”) relates to the Matthews Asia Focus Fund (USA) Series (the “Fund”), a series of Matthews A Share Selections Fund, LLC, a Delaware limited liability company (the “Company”), and supplements the information contained in the Company’s Offering Memorandum dated [_________], 2013 (the “Memorandum”). The Fund will follow investment strategies corresponding to the Matthews Asia Focus Fund, a Matthews Fund. The Fund’s principal risks are described in the Memorandum. Capitalized terms used but not otherwise defined herein shall have the same meanings ascribed to such terms in the Memorandum. This Supplement should be retained with the Memorandum for future reference.

Investment Objective

The investment objective of the Fund is to achieve long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that an Investor may pay.

INVESTOR FEES (fees paid directly from an Investor’s investment)	None

ANNUAL OPERATING EXPENSES (expenses that an Investor pays each year as a percentage of the value of the Investor’s investment)
Management Fees(1)	None
Distribution (12b-1) Fees	None
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1) Under the Advisory Agreement between the Company, on behalf of its series, including the Fund, and Matthews, no management fees are currently charged to the Fund because Matthews is compensated directly by the Matthews Asia Focus Fund, a Matthews Fund and the sole Investor of the Fund, on assets invested in the Fund. If at any time management fees are charged to the Fund, any assets of the Matthews Asia Focus Fund invested in the Fund will not be counted for purposes of calculating the Matthews Asia Focus Fund’s management fees payable to Matthews so that Matthews will not receive separate fees for managing the same assets, except that any such assets will be applied and counted as the Matthews Asia Focus Fund’s assets for purposes of applying breakpoints, if any, under the Matthews Asia Focus Fund’s advisory contract with Matthews. Fee arrangements for the Fund will be subject to review and approval by the Board, including its independent members, in accordance with Section 15(c) of the 1940 Act, and their impact on the overall fees for the Matthews Funds and the Other Funds will be fully disclosed to the applicable clients of Matthews.

(2) “Other Expenses” for the Fund are based on estimated amounts for the current fiscal year. [Under the Services Agreement between the Company, on behalf of its series, including the Fund, and Matthews, for the provisions of certain administrative and Investor services to the Fund and its Investor, Matthews receives a fee from the Fund equal to [__]% of the average daily net assets of the Fund.]

EXAMPLE OF FUND EXPENSES

This example is intended to help an Investor compare the cost of investing in the Fund with the cost of investing in mutual funds. The example assumes that an Investor invests $10,000 in the Fund for the time periods indicated and then redeem all of the Interests of the Fund at the end of those periods. The example also assumes that an investment in the Fund has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions the costs would be:

1 year	$[___]	3 years	$[___]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes. These costs, which are not reflected in the Fund’s annual fund operating expenses or in the example of fund expenses above, affect the Fund’s performance.

Portfolio Managers

Kenneth Lowe, CFA, J. Michael Oh, CFA, and Sharat Shroff, CFA, have been portfolio managers of the Fund since the Fund’s inception in 2013.

Kenneth Lowe, CFA

Kenneth Lowe is a Portfolio Manager at Matthews. Prior to joining Matthews in 2010, he was an Investment Manager on the Asia and Global Emerging Market Equities Team at Martin Currie Investment Management in Edinburgh, Scotland. Kenneth received an M.A. in Mathematics and Economics from the University of Glasgow. Kenneth has been a Portfolio Manager of the following Matthews Funds: Matthews Asian Growth and Income Fund (since 2011) and Matthews Asia Focus Fund (since its inception in 2013). Kenneth has been a Portfolio Manager of the Irish Fund since 2011.

J. Michael Oh, CFA

Michael Oh is a Portfolio Manager at Matthews. Michael joined Matthews in 2000 as a Research Analyst and has built his investment career at the firm, arriving at his current role as Portfolio Manager in 2006. Michael received a B.A. in Political Economy of Industrial Societies from the University of California, Berkeley. He is fluent in Korean. Michael has been a Portfolio Manager of the following Matthews Funds: Matthews Korea Fund (since 2007); Matthews Asia Science and Technology Fund (since 2006); and Matthews Asia Focus Fund (since its inception in 2013).

Sharat Shroff, CFA

Sharat Shroff is a Portfolio Manager at Matthews. Prior to joining Matthews as a Research Analyst in 2005, Sharat spent five years in the San Francisco office and seven months in the Hong Kong office of Morgan Stanley as an Equity Research Associate. Sharat received a Bachelor of Technology from the Institute of Technology in Varanasi, India and an M.B.A. from the Indian Institute of Management, in Calcutta, India. He is fluent in Hindi and Bengali. Sharat has been a Portfolio Manager of the following Matthews Funds: Matthews Pacific Tiger Fund (since 2008); Matthews Asia Growth Fund (since 2007); Matthews India Fund (since 2006); and Matthews Asia Focus Fund (since its inception in 2013). Sharat has been a Portfolio manager of the following UCITS Funds: Matthews Asia Funds—Pacific Tiger Fund (since 2008) and Matthews Asia Funds—India Fund (since 2006).

Matthews A Share Selections Fund, LLC

--

Matthews Emerging Asia Fund (USA) Series

Supplement dated [__________], 2013 to

Offering Memorandum

Dated [__________], 2013

This Supplement dated [________], 2013 (this “Supplement”) relates to the Matthews Emerging Asia Fund (USA) Series (the “Fund”), a series of Matthews A Share Selections Fund, LLC, a Delaware limited liability company (the “Company”), and supplements the information contained in the Company’s Offering Memorandum dated [_________], 2013 (the “Memorandum”). The Fund will follow investment strategies corresponding to the Matthews Emerging Asia Fund, a Matthews Fund. The Fund’s principal risks are described in the Memorandum. Capitalized terms used but not otherwise defined herein shall have the same meanings ascribed to such terms in the Memorandum. This Supplement should be retained with the Memorandum for future reference.

Investment Objective

The investment objective of the Fund is to achieve long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that an Investor may pay.

INVESTOR FEES (fees paid directly from an Investor’s investment)	None

ANNUAL OPERATING EXPENSES (expenses that an Investor pays each year as a percentage of the value of the Investor’s investment)
Management Fees(1)	None
Distribution (12b-1) Fees	None
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1) Under the Advisory Agreement between the Company, on behalf of its series, including the Fund, and Matthews, no management fees are currently charged to the Fund because Matthews is compensated directly by the Matthews Emerging Asia Fund, a Matthews Fund and the sole Investor of the Fund, on assets invested in the Fund. If at any time management fees are charged to the Fund, any assets of the Matthews Emerging Asia Fund invested in the Fund will not be counted for purposes of calculating the Matthews Emerging Asia Fund’s management fees payable to Matthews so that Matthews will not receive separate fees for managing the same assets, except that any such assets will be applied and counted as the Matthews Emerging Asia Fund’s assets for purposes of applying breakpoints, if any, under the Matthews Emerging Asia Fund’s advisory contract with Matthews. Fee arrangements for the Fund will be subject to review and approval by the Board, including its independent members, in accordance with Section 15(c) of the 1940 Act, and their impact on the overall fees for the Matthews Funds and the Other Funds will be fully disclosed to the applicable clients of Matthews.

(2) “Other Expenses” for the Fund are based on estimated amounts for the current fiscal year. [Under the Services Agreement between the Company, on behalf of its series, including the Fund, and Matthews, for the provisions of certain administrative and Investor services to the Fund and its Investor, Matthews receives a fee from the Fund equal to [__]% of the average daily net assets of the Fund.]

EXAMPLE OF FUND EXPENSES

This example is intended to help an Investor compare the cost of investing in the Fund with the cost of investing in mutual funds. The example assumes that an Investor invests $10,000 in the Fund for the time periods indicated and then redeem all of the Interests of the Fund at the end of those periods. The example also assumes that an investment in the Fund has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions the costs would be:

1 year	$[___]	3 years	$[___]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes. These costs, which are not reflected in the Fund’s annual fund operating expenses or in the example of fund expenses above, affect the Fund’s performance.

Portfolio Managers

Taizo Ishida and Robert Harvey, CFA, have been portfolio managers of the Fund since the Fund’s inception in 2013.

Taizo Ishida

Taizo Ishida is a Portfolio Manager at Matthews. Prior to joining Matthews in 2006, Taizo spent six years on the global and international teams at Wellington Management Company as a Vice President and Portfolio Manager. From 1997 to 2000, he was a Senior Securities Analyst and a member of the international investment team at USAA Investment Management Company. From 1987 to 1997, he held positions at Sanford Bernstein & Co. and Yamaichi International (America), Inc. Prior to beginning his investment career, Taizo spent three years in Dhaka, Bangladesh as a Program Officer with the United Nations Development Program. Taizo received a B.A. in Social Science from International Christian University in Tokyo, Japan and an M.A. in International Relations from The City College of New York. He is fluent in Japanese. Taizo has been a Portfolio Manager of the following Matthews Funds: Matthews Asia Growth Fund (since 2007); Matthews Japan Fund (since 2006); and Matthews Emerging Asia Fund (since its inception in 2013).

Robert Harvey, CFA

Robert Harvey is a Senior Research Analyst at Matthews. Prior to joining Matthews in 2012, he was a Senior Portfolio Manager at PXP Vietnam Asset Management from 2009 to 2012, where he focused on Vietnamese equities from Ho Chi Minh City. From 2003 to 2009, he was a Senior Portfolio Manager on the Global Emerging Markets team at F&C Asset Management in London. Prior to that Robert spent 6 years as an equity portfolio manager at the Standard Bank of South Africa in Johannesburg. Robert received a Bachelor of Commerce in Accountancy and Commercial Law from Rhodes University in South Africa and a Masters of Accounting Science in Advanced Management Accounting, Taxation and Auditing at the University of South Africa. Robert has been a Portfolio Manager of the following Matthews Fund: Matthes Emerging Asia Fund (since its inception in 2013).

Matthews A Share Selections Fund, LLC

--

Matthews Asia Small Companies Fund (USA) Series

Supplement dated [__________], 2013 to

Offering Memorandum

Dated [__________], 2013

This Supplement dated [________], 2013 (this “Supplement”) relates to the Matthews Asia Small Companies Fund (USA) Series (the “Fund”), a series of Matthews A Share Selections Fund, LLC, a Delaware limited liability company (the “Company”), and supplements the information contained in the Company’s Offering Memorandum dated [_________], 2013 (the “Memorandum”). The Fund will follow investment strategies corresponding to the Matthews Asia Small Companies Fund, a Matthews Fund. The Fund’s principal risks are described in the Memorandum. Capitalized terms used but not otherwise defined herein shall have the same meanings ascribed to such terms in the Memorandum. This Supplement should be retained with the Memorandum for future reference.

Investment Objective

The investment objective of the Fund is to achieve long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that an Investor may pay.

INVESTOR FEES (fees paid directly from an Investor’s investment)	None

ANNUAL OPERATING EXPENSES (expenses that an Investor pays each year as a percentage of the value of the Investor’s investment)
Management Fees(1)	None
Distribution (12b-1) Fees	None
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1) Under the Advisory Agreement between the Company, on behalf of its series, including the Fund, and Matthews, no management fees are currently charged to the Fund because Matthews is compensated directly by the Matthews Asia Small Companies Fund, a Matthews Fund and the sole Investor of the Fund, on assets invested in the Fund. If at any time management fees are charged to the Fund, any assets of the Matthews Asia Small Companies Fund invested in the Fund will not be counted for purposes of calculating the Matthews Asia Small Companies Fund’s management fees payable to Matthews so that Matthews will not receive separate fees for managing the same assets, except that any such assets will be applied and counted as the Matthews Asia Small Companies Fund’s assets for purposes of applying breakpoints, if any, under the Matthews Asia Small Companies Fund’s advisory contract with Matthews. Fee arrangements for the Fund will be subject to review and approval by the Board, including its independent members, in accordance with Section 15(c) of the 1940 Act, and their impact on the overall fees for the Matthews Funds and the Other Funds will be fully disclosed to the applicable clients of Matthews.

(2) “Other Expenses” for the Fund are based on estimated amounts for the current fiscal year. [Under the Services Agreement between the Company, on behalf of its series, including the Fund, and Matthews, for the provisions of certain administrative and Investor services to the Fund and its Investor, Matthews receives a fee from the Fund equal to [__]% of the average daily net assets of the Fund.]

EXAMPLE OF FUND EXPENSES

This example is intended to help an Investor compare the cost of investing in the Fund with the cost of investing in mutual funds. The example assumes that an Investor invests $10,000 in the Fund for the time periods indicated and then redeem all of the Interests of the Fund at the end of those periods. The example also assumes that an investment in the Fund has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions the costs would be:

1 year	$[___]	3 years	$[___]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes. These costs, which are not reflected in the Fund’s annual fund operating expenses or in the example of fund expenses above, affect the Fund’s performance.

Portfolio Managers

Lydia So and Michael B. Han, CFA, have been portfolio managers of the Fund since the Fund’s inception in 2013.

Lydia So

Lydia So is a Portfolio Manager at Matthews. Prior to joining Matthews in 2004, she was a Portfolio Associate at RCM Capital Management. Lydia started her investment career at Kochis Fitz Wealth Management in 1999. Lydia received a B.A. in Economics from the University of California, Davis. She is fluent in Cantonese and conversational in Mandarin. Lydia has been a Portfolio Manager of the following Matthews Funds: Matthews Asia Small Companies Fund (since its inception in 2008) and Matthews Asia Science and Technology Fund (since 2008). Lydia has been a Portfolio Manager of the following UCITS Fund: Matthews Asia Funds—Asia Small Companies Fund (since its inception in 2008).

Michael B. Han, CFA

Michael Han is a Portfolio Manager at Matthews. Prior to joining Matthews in 2007 as a Senior Research Analyst, he was a buy-side Equity Analyst at Luxor Capital Group, researching investment opportunities in Asian markets, including Korea, Japan, Hong Kong and China. From 2002 to 2005, he was an Investment Manager at Crystal Investment Group, a private equity firm in Seoul. Michael started his career as a Consultant in the Seoul office of KPMG. Michael received a B.A. in Business from Yonsei University in Seoul and an M.B.A. from Columbia University, and is fluent in Korean. Michael has been a Portfolio Manager of the following Matthews Fund: Matthews Korea Fund (since 2008).

Matthews A Share Selections Fund, LLC

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Matthews Asia Science and Technology Fund (USA) Series

Supplement dated [__________], 2013 to

Offering Memorandum

Dated [__________], 2013

This Supplement dated [________], 2013 (this “Supplement”) relates to the Matthews Asia Science and Technology Fund (USA) Series (the “Fund”), a series of Matthews A Share Selections Fund, LLC, a Delaware limited liability company (the “Company”), and supplements the information contained in the Company’s Offering Memorandum dated [_________], 2013 (the “Memorandum”). The Fund will follow investment strategies corresponding to the Matthews Asia Science and Technology Fund, a Matthews Fund. The Fund’s principal risks are described in the Memorandum. Capitalized terms used but not otherwise defined herein shall have the same meanings ascribed to such terms in the Memorandum. This Supplement should be retained with the Memorandum for future reference.

Investment Objective

The investment objective of the Fund is to achieve long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that an Investor may pay.

INVESTOR FEES (fees paid directly from an Investor’s investment)	None

ANNUAL OPERATING EXPENSES (expenses that an Investor pays each year as a percentage of the value of the Investor’s investment)
Management Fees(1)	None
Distribution (12b-1) Fees	None
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1) Under the Advisory Agreement between the Company, on behalf of its series, including the Fund, and Matthews, no management fees are currently charged to the Fund because Matthews is compensated directly by the Matthews Asia Science and Technology Fund, a Matthews Fund and the sole Investor of the Fund, on assets invested in the Fund. If at any time management fees are charged to the Fund, any assets of the Matthews Asia Science and Technology Fund invested in the Fund will not be counted for purposes of calculating the Matthews Asia Science and Technology Fund’s management fees payable to Matthews so that Matthews will not receive separate fees for managing the same assets, except that any such assets will be applied and counted as the Matthews Asia Science and Technology Fund’s assets for purposes of applying breakpoints, if any, under the Matthews Asia Science and Technology Fund’s advisory contract with Matthews. Fee arrangements for the Fund will be subject to review and approval by the Board, including its independent members, in accordance with Section 15(c) of the 1940 Act, and their impact on the overall fees for the Matthews Funds and the Other Funds will be fully disclosed to the applicable clients of Matthews.

(2) “Other Expenses” for the Fund are based on estimated amounts for the current fiscal year. [Under the Services Agreement between the Company, on behalf of its series, including the Fund, and Matthews, for the provisions of certain administrative and Investor services to the Fund and its Investor, Matthews receives a fee from the Fund equal to [__]% of the average daily net assets of the Fund.]

EXAMPLE OF FUND EXPENSES

This example is intended to help an Investor compare the cost of investing in the Fund with the cost of investing in mutual funds. The example assumes that an Investor invests $10,000 in the Fund for the time periods indicated and then redeem all of the Interests of the Fund at the end of those periods. The example also assumes that an investment in the Fund has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions the costs would be:

1 year	$[___]	3 years	$[___]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes. These costs, which are not reflected in the Fund’s annual fund operating expenses or in the example of fund expenses above, affect the Fund’s performance.

Portfolio Managers

J. Michael Oh, CFA, and Lydia So have been portfolio managers of the Fund since the Fund’s inception in 2013.

J. Michael Oh, CFA

Michael Oh is a Portfolio Manager at Matthews. Michael joined Matthews in 2000 as a Research Analyst and has built his investment career at the firm, arriving at his current role as Portfolio Manager in 2006. Michael received a B.A. in Political Economy of Industrial Societies from the University of California, Berkeley. He is fluent in Korean. Michael has been a Portfolio Manager of the following Matthews Funds: Matthews Korea Fund (since 2007); Matthews Asia Science and Technology Fund (since 2006); and Matthews Asia Focus Fund (since its inception in 2013).

Lydia So

Lydia So is a Portfolio Manager at Matthews. Prior to joining Matthews in 2004, she was a Portfolio Associate at RCM Capital Management. Lydia started her investment career at Kochis Fitz Wealth Management in 1999. Lydia received a B.A. in Economics from the University of California, Davis. She is fluent in Cantonese and conversational in Mandarin. Lydia has been a Portfolio Manager of the following Matthews Funds: Matthews Asia Small Companies Fund (since its inception in 2008) and Matthews Asia Science and Technology Fund (since 2008). Lydia has been a Portfolio Manager of the following UCITS Fund: Matthews Asia Funds—Asia Small Companies Fund (since its inception in 2008).

Matthews A Share Selections Fund, LLC

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Matthews China Small Companies Fund (USA) Series

Supplement dated [__________], 2013 to

Offering Memorandum

Dated [__________], 2013

This Supplement dated [________], 2013 (this “Supplement”) relates to the Matthews China Small Companies Fund (USA) Series (the “Fund”), a series of Matthews A Share Selections Fund, LLC, a Delaware limited liability company (the “Company”), and supplements the information contained in the Company’s Offering Memorandum dated [_________], 2013 (the “Memorandum”). The Fund will follow investment strategies corresponding to the Matthews China Small Companies Fund, a Matthews Fund. The Fund’s principal risks are described in the Memorandum. Capitalized terms used but not otherwise defined herein shall have the same meanings ascribed to such terms in the Memorandum. This Supplement should be retained with the Memorandum for future reference.

Investment Objective

The investment objective of the Fund is to achieve long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that an Investor may pay.

INVESTOR FEES (fees paid directly from an Investor’s investment)	None

ANNUAL OPERATING EXPENSES (expenses that an Investor pays each year as a percentage of the value of the Investor’s investment)
Management Fees(1)	None
Distribution (12b-1) Fees	None
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1) Under the Advisory Agreement between the Company, on behalf of its series, including the Fund, and Matthews, no management fees are currently charged to the Fund because Matthews is compensated directly by the Matthews China Small Companies Fund, a Matthews Fund and the sole Investor of the Fund, on assets invested in the Fund. If at any time management fees are charged to the Fund, any assets of the Matthews China Small Companies Fund invested in the Fund will not be counted for purposes of calculating the Matthews China Small Companies Fund’s management fees payable to Matthews so that Matthews will not receive separate fees for managing the same assets, except that any such assets will be applied and counted as the Matthews China Small Companies Fund’s assets for purposes of applying breakpoints, if any, under the Matthews China Small Companies Fund’s advisory contract with Matthews. Fee arrangements for the Fund will be subject to review and approval by the Board, including its independent members, in accordance with Section 15(c) of the 1940 Act, and their impact on the overall fees for the Matthews Funds and the Other Funds will be fully disclosed to the applicable clients of Matthews.

(2) “Other Expenses” for the Fund are based on estimated amounts for the current fiscal year. [Under the Services Agreement between the Company, on behalf of its series, including the Fund, and Matthews, for the provisions of certain administrative and Investor services to the Fund and its Investor, Matthews receives a fee from the Fund equal to [__]% of the average daily net assets of the Fund.]

EXAMPLE OF FUND EXPENSES

This example is intended to help an Investor compare the cost of investing in the Fund with the cost of investing in mutual funds. The example assumes that an Investor invests $10,000 in the Fund for the time periods indicated and then redeem all of the Interests of the Fund at the end of those periods. The example also assumes that an investment in the Fund has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions the costs would be:

1 year	$[___]	3 years	$[___]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes. These costs, which are not reflected in the Fund’s annual fund operating expenses or in the example of fund expenses above, affect the Fund’s performance.

Portfolio Managers

Richard H. Gao and Henry Zhang, CFA, have been portfolio managers of the Fund since the Fund’s inception in 2013.

Richard H. Gao

Richard Gao is a Portfolio Manager at Matthews. He joined Matthews in 1997 as a China Analyst. Richard began his career at the Bank of China in 1989, first as a loan officer, then as a FOREX Trader in the Treasury Department. In 1993, he became Assistant Manager at the Bank of China, where he was in charge of FOREX trading for import/export companies. Richard received a B.A. in Literature from Guangdong University of Foreign Studies and an M.B.A. in International Business from the Dominican University of California. He is fluent in Mandarin, Cantonese and Shanghainese. Richard has been a Portfolio Manager of the following Matthews Funds: Matthews Pacific Tiger Fund (since 2006); Matthews China Fund (since 1999); and Matthews China Small Companies Fund (since its inception in 2011). Richard has been a Portfolio Manager of the following UCITS Funds: Matthews Asia Funds—Pacific Tiger Fund (since 2006); Matthews Asia Funds—China Fund (since 1999); and Matthews Asia Funds—China Small Companies Fund (since its inception in 2011).

Henry Zhang, CFA

Henry Zhang, CFA is a Portfolio Manager at Matthews. Prior to joining Matthews in 2007 as a Research Analyst, Henry served as an Application Consultant and Project Manager at Gifford Fong Associates for five years, where he was responsible for derivative security valuation, portfolio strategy investigation and investment risk analysis. Prior to moving to the United States, Henry worked for more than four years at Huaneng Power International, Inc., a NYSE-listed corporation, in China. Henry received a Master’s degree in Financial Engineering from the University of California, Berkeley and a B.S. in Finance from San Francisco State University. Henry is fluent in Mandarin. Henry has been a Portfolio Manager of the following Matthews Funds: Matthews China Fund (since 2010) and China Small Companies Fund (since its inception in 2011). Henry has been a Portfolio Manager of the following UCITS Funds: Matthews Asia Funds—China Fund (since 2010) and Matthews Asia Funds—China Small Companies Fund (since its inception in 2011).

Matthews A Share Selections Fund, LLC

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Matthews China Fund (Lux) Series

Supplement dated [__________], 2013 to

Offering Memorandum

Dated [__________], 2013

This Supplement dated [________], 2013 (this “Supplement”) relates to the Matthews China Fund (Lux) Series (the “Fund”), a series of Matthews A Share Selections Fund, LLC, a Delaware limited liability company (the “Company”), and supplements the information contained in the Company’s Offering Memorandum dated [_________], 2013 (the “Memorandum”). The Fund will follow investment strategies corresponding to the Matthews Asia Funds—China Fund, a UCITS Fund. The Fund’s principal risks are described in the Memorandum. Capitalized terms used but not otherwise defined herein shall have the same meanings ascribed to such terms in the Memorandum. This Supplement should be retained with the Memorandum for future reference.

Investment Objective

The investment objective of the Fund is to achieve long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that an Investor may pay.

INVESTOR FEES (fees paid directly from an Investor’s investment)	None

ANNUAL OPERATING EXPENSES (expenses that an Investor pays each year as a percentage of the value of the Investor’s investment)
Management Fees(1)	None
Distribution (12b-1) Fees	None
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1) Under the Advisory Agreement between the Company, on behalf of its series, including the Fund, and Matthews, no management fees are currently charged to the Fund because Matthews is compensated directly by the Matthews Asia Funds--China Fund, a UCITS Fund and the sole Investor of the Fund, on assets invested in the Fund. If at any time management fees are charged to the Fund, any assets of the Matthews Asia Funds—China Fund invested in the Fund will not be counted for purposes of calculating the Matthews Asia Funds--China Fund’s management fees payable to Matthews so that Matthews will not receive separate fees for managing the same assets, except that any such assets will be applied and counted as the Matthews Asia Funds--China Fund’s assets for purposes of applying breakpoints, if any, under the Matthews Asia Funds—China Fund’s advisory contract with Matthews. Fee arrangements for the Fund will be subject to review and approval by the Board, including its independent members, in accordance with Section 15(c) of the 1940 Act, and their impact on the overall fees for the Matthews Funds and the Other Funds will be fully disclosed to the applicable clients of Matthews.

(2) “Other Expenses” for the Fund are based on estimated amounts for the current fiscal year. [Under the Services Agreement between the Company, on behalf of its series, including the Fund, and Matthews, for the provisions of certain administrative and Investor services to the Fund and its Investor, Matthews receives a fee from the Fund equal to [__]% of the average daily net assets of the Fund.]

EXAMPLE OF FUND EXPENSES

This example is intended to help an Investor compare the cost of investing in the Fund with the cost of investing in mutual funds. The example assumes that an Investor invests $10,000 in the Fund for the time periods indicated and then redeem all of the Interests of the Fund at the end of those periods. The example also assumes that an investment in the Fund has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions the costs would be:

1 year	$[___]	3 years	$[___]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes. These costs, which are not reflected in the Fund’s annual fund operating expenses or in the example of fund expenses above, affect the Fund’s performance.

Portfolio Managers

Richard H. Gao and Henry Zhang, CFA, have been portfolio managers of the Fund since the Fund’s inception in 2013.

Richard H. Gao

Richard Gao is a Portfolio Manager at Matthews. He joined Matthews in 1997 as a China Analyst. Richard began his career at the Bank of China in 1989, first as a loan officer, then as a FOREX Trader in the Treasury Department. In 1993, he became Assistant Manager at the Bank of China, where he was in charge of FOREX trading for import/export companies. Richard received a B.A. in Literature from Guangdong University of Foreign Studies and an M.B.A. in International Business from the Dominican University of California. He is fluent in Mandarin, Cantonese and Shanghainese. Richard has been a Portfolio Manager of the following Matthews Funds: Matthews Pacific Tiger Fund (since 2006); Matthews China Fund (since 1999); and Matthews China Small Companies Fund (since its inception in 2011). Richard has been a Portfolio Manager of the following UCITS Funds: Matthews Asia Funds—Pacific Tiger Fund (since 2006); Matthews Asia Funds—China Fund (since 1999); and Matthews Asia Funds—China Small Companies Fund (since its inception in 2011).

Henry Zhang, CFA

Henry Zhang, CFA is a Portfolio Manager at Matthews. Prior to joining Matthews in 2007 as a Research Analyst, Henry served as an Application Consultant and Project Manager at Gifford Fong Associates for five years, where he was responsible for derivative security valuation, portfolio strategy investigation and investment risk analysis. Prior to moving to the United States, Henry worked for more than four years at Huaneng Power International, Inc., a NYSE-listed corporation, in China. Henry received a Master’s degree in Financial Engineering from the University of California, Berkeley and a B.S. in Finance from San Francisco State University. Henry is fluent in Mandarin. Henry has been a Portfolio Manager of the following Matthews Funds: Matthews China Fund (since 2010) and China Small Companies Fund (since its inception in 2011). Henry has been a Portfolio Manager of the following UCITS Funds: Matthews Asia Funds—China Fund (since 2010) and Matthews Asia Funds—China Small Companies Fund (since its inception in 2011).

Matthews A Share Selections Fund, LLC

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Matthews Pacific Tiger Fund (Lux) Series

Supplement dated [__________], 2013 to

Offering Memorandum

Dated [__________], 2013

This Supplement dated [________], 2013 (this “Supplement”) relates to the Matthews Pacific Tiger Fund (Lux) Series (the “Fund”), a series of Matthews A Share Selections Fund, LLC, a Delaware limited liability company (the “Company”), and supplements the information contained in the Company’s Offering Memorandum dated [_________], 2013 (the “Memorandum”). The Fund will follow investment strategies corresponding to the Matthews Asia Funds--Pacific Tiger Fund, a UCITS Fund. The Fund’s principal risks are described in the Memorandum. Capitalized terms used but not otherwise defined herein shall have the same meanings ascribed to such terms in the Memorandum. This Supplement should be retained with the Memorandum for future reference.

Investment Objective

The investment objective of the Fund is to achieve long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that an Investor may pay.

INVESTOR FEES (fees paid directly from an Investor’s investment)	None

ANNUAL OPERATING EXPENSES (expenses that an Investor pays each year as a percentage of the value of the Investor’s investment)
Management Fees(1)	None
Distribution (12b-1) Fees	None
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1) Under the Advisory Agreement between the Company, on behalf of its series, including the Fund, and Matthews, no management fees are currently charged to the Fund because Matthews is compensated directly by the Matthews Asia Funds—Pacific Tiger Fund, a UCITS Fund and the sole Investor of the Fund, on assets invested in the Fund. If at any time management fees are charged to the Fund, any assets of the Matthews Asia Funds--Pacific Tiger Fund invested in the Fund will not be counted for purposes of calculating the Matthews Asia Funds--Pacific Tiger Fund’s management fees payable to Matthews so that Matthews will not receive separate fees for managing the same assets, except that any such assets will be applied and counted as the Matthews Asia Funds--Pacific Tiger Fund’s assets for purposes of applying breakpoints, if any, under the Matthews Asia Funds--Pacific Tiger Fund’s advisory contract with Matthews. Fee arrangements for the Fund will be subject to review and approval by the Board, including its independent members, in accordance with Section 15(c) of the 1940 Act, and their impact on the overall fees for the Matthews Funds and the Other Funds will be fully disclosed to the applicable clients of Matthews.

(2) “Other Expenses” for the Fund are based on estimated amounts for the current fiscal year. [Under the Services Agreement between the Company, on behalf of its series, including the Fund, and Matthews, for the provisions of certain administrative and Investor services to the Fund and its Investor, Matthews receives a fee from the Fund equal to [__]% of the average daily net assets of the Fund.]

EXAMPLE OF FUND EXPENSES

This example is intended to help an Investor compare the cost of investing in the Fund with the cost of investing in mutual funds. The example assumes that an Investor invests $10,000 in the Fund for the time periods indicated and then redeem all of the Interests of the Fund at the end of those periods. The example also assumes that an investment in the Fund has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions the costs would be:

1 year	$[___]	3 years	$[___]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes. These costs, which are not reflected in the Fund’s annual fund operating expenses or in the example of fund expenses above, affect the Fund’s performance.

Portfolio Managers

Richard H. Gao and Sharat Shroff, CFA, have been portfolio managers of the Fund since the Fund’s inception in 2013.

Richard H. Gao

Richard Gao is a Portfolio Manager at Matthews. He joined Matthews in 1997 as a China Analyst. Richard began his career at the Bank of China in 1989, first as a loan officer, then as a FOREX Trader in the Treasury Department. In 1993, he became Assistant Manager at the Bank of China, where he was in charge of FOREX trading for import/export companies. Richard received a B.A. in Literature from Guangdong University of Foreign Studies and an M.B.A. in International Business from the Dominican University of California. He is fluent in Mandarin, Cantonese and Shanghainese. Richard has been a Portfolio Manager of the following Matthews Funds: Matthews Pacific Tiger Fund (since 2006); Matthews China Fund (since 1999); and Matthews China Small Companies Fund (since its inception in 2011). Richard has been a Portfolio Manager of the following UCITS Funds: Matthews Asia Funds—Pacific Tiger Fund (since 2006); Matthews Asia Funds—China Fund (since 1999); and Matthews Asia Funds—China Small Companies Fund (since its inception in 2011).

Sharat Shroff, CFA

Sharat Shroff is a Portfolio Manager at Matthews. Prior to joining Matthews as a Research Analyst in 2005, Sharat spent five years in the San Francisco office and seven months in the Hong Kong office of Morgan Stanley as an Equity Research Associate. Sharat received a Bachelor of Technology from the Institute of Technology in Varanasi, India and an M.B.A. from the Indian Institute of Management, in Calcutta, India. He is fluent in Hindi and Bengali. Sharat has been a Portfolio Manager of the following Matthews Funds: Matthews Pacific Tiger Fund (since 2008); Matthews Asia Growth Fund (since 2007); Matthews India Fund (since 2006); and Matthews Asia Focus Fund (since its inception in 2013). Sharat has been a Portfolio manager of the following UCITS Funds: Matthews Asia Funds—Pacific Tiger Fund (since 2008) and Matthews Asia Funds—India Fund (since 2006).

Matthews A Share Selections Fund, LLC

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Matthews Asia Dividend Fund (Lux) Series

Supplement dated [__________], 2013 to

Offering Memorandum

Dated [__________], 2013

This Supplement dated [________], 2013 (this “Supplement”) relates to the Matthews Asia Dividend Fund (Lux) Series (the “Fund”), a series of Matthews A Share Selections Fund, LLC, a Delaware limited liability company (the “Company”), and supplements the information contained in the Company’s Offering Memorandum dated [_________], 2013 (the “Memorandum”). The Fund will follow investment strategies corresponding to the Matthews Asia Funds—Asia Dividend Fund, a UCITS Fund. The Fund’s principal risks are described in the Memorandum. Capitalized terms used but not otherwise defined herein shall have the same meanings ascribed to such terms in the Memorandum. This Supplement should be retained with the Memorandum for future reference.

Investment Objective

The investment objective of the Fund is to provide a level of current income that is higher than the yield generally available in Asia Pacific equity markets over the long term.

Fees and Expenses of the Fund

This table describes the fees and expenses that an Investor may pay.

INVESTOR FEES (fees paid directly from an Investor’s investment)	None

ANNUAL OPERATING EXPENSES (expenses that an Investor pays each year as a percentage of the value of the Investor’s investment)
Management Fees(1)	None
Distribution (12b-1) Fees	None
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1) Under the Advisory Agreement between the Company, on behalf of its series, including the Fund, and Matthews, no management fees are currently charged to the Fund because Matthews is compensated directly by the Matthews Asia Funds—Asia Dividend Fund, a UCITS Fund and the sole Investor of the Fund, on assets invested in the Fund. If at any time management fees are charged to the Fund, any assets of the Matthews Asia Funds—Asia Dividend Fund invested in the Fund will not be counted for purposes of calculating the Matthews Asia Funds—Asia Dividend Fund’s management fees payable to Matthews so that Matthews will not receive separate fees for managing the same assets, except that any such assets will be applied and counted as the Matthews Asia Funds—Asia Dividend Fund’s assets for purposes of applying breakpoints, if any, under the Matthews Asia Funds—Asia Dividend Fund’s advisory contract with Matthews. Fee arrangements for the Fund will be subject to review and approval by the Board, including its independent members, in accordance with Section 15(c) of the 1940 Act, and their impact on the overall fees for the Matthews Funds and the Other Funds will be fully disclosed to the applicable clients of Matthews.

(2) “Other Expenses” for the Fund are based on estimated amounts for the current fiscal year. [Under the Services Agreement between the Company, on behalf of its series, including the Fund, and Matthews, for the provisions of certain administrative and Investor services to the Fund and its Investor, Matthews receives a fee from the Fund equal to [__]% of the average daily net assets of the Fund.]

EXAMPLE OF FUND EXPENSES

This example is intended to help an Investor compare the cost of investing in the Fund with the cost of investing in mutual funds. The example assumes that an Investor invests $10,000 in the Fund for the time periods indicated and then redeem all of the Interests of the Fund at the end of those periods. The example also assumes that an investment in the Fund has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions the costs would be:

1 year	$[___]	3 years	$[___]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes. These costs, which are not reflected in the Fund’s annual fund operating expenses or in the example of fund expenses above, affect the Fund’s performance.

Portfolio Managers

Jesper Madsen, CFA, and Yu Zhang, CFA, have been portfolio managers of the Fund since the Fund’s inception in 2013.

Jesper Madsen, CFA

Jesper Madsen is a Portfolio Manager at Matthews. Prior to joining Matthews in 2004, he was an Analyst at Charter Equity Research. He has also worked at Barclays Global Investors in the Fixed Income group as well as at Chemoil Corporation in oil-related sales. Jesper has traveled extensively, including living and working in China. He received a B.A. in Politics, Philosophy and Economics from the University of York in the United Kingdom. Jesper has been a Portfolio Manager of the following Matthews Funds: Matthews Asia Dividend Fund (since its inception in 2006) and Matthews China Dividend Fund (since its inception in 2009). Jesper has been a Portfolio Manager of the following UCITS Funds: Matthews Asia Funds--Asia Dividend Fund (since its inception in 2006) and Matthews Asia Funds--China Dividend Fund (since its inception in 2009).

Yu Zhang, CFA

Yu Zhang is a Portfolio Manager at Matthews. Prior to joining Matthews in 2007 as a Research Associate, Yu was an Analyst researching Japanese companies at Aperta Asset Management from 2005 to 2007. Before receiving a graduate degree in the U.S., he was an Associate in the Ningo, China office of Mitsui & Co., a Japanese general trading firm. Yu received a B.A. in English Language from the Beijing Foreign Studies University, an M.B.A. from Suffolk University and an M.S. in Finance from Boston College. He is fluent in Mandarin. Yu has been a Portfolio Manager of the following Matthews Funds: Matthews Asia Dividend Fund (since 2011) and Matthews China Dividend Fund (since 2012). Yu has been a Portfolio Manager of the following UCITS Funds: Matthews Asia Funds--Asia Dividend Fund (since 2011) and Matthews Asia Funds--China Dividend Fund (since 2012).

Matthews A Share Selections Fund, LLC

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Matthews China Dividend Fund (Lux) Series

Supplement dated [__________], 2013 to

Offering Memorandum

Dated [__________], 2013

This Supplement dated [________], 2013 (this “Supplement”) relates to the Matthews China Dividend Fund (Lux) Series (the “Fund”), a series of Matthews A Share Selections Fund, LLC, a Delaware limited liability company (the “Company”), and supplements the information contained in the Company’s Offering Memorandum dated [_________], 2013 (the “Memorandum”). The Fund will follow investment strategies corresponding to the Matthews Asia Funds—China Dividend Fund, a UCITS Fund. The Fund’s principal risks are described in the Memorandum. Capitalized terms used but not otherwise defined herein shall have the same meanings ascribed to such terms in the Memorandum. This Supplement should be retained with the Memorandum for future reference.

Investment Objective

The investment objective of the Fund is to provide a level of current income that is higher than the yield generally available in China’s equity markets over the long term.

Fees and Expenses of the Fund

This table describes the fees and expenses that an Investor may pay.

INVESTOR FEES (fees paid directly from an Investor’s investment)	None

ANNUAL OPERATING EXPENSES (expenses that an Investor pays each year as a percentage of the value of the Investor’s investment)
Management Fees(1)	None
Distribution (12b-1) Fees	None
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1) Under the Advisory Agreement between the Company, on behalf of its series, including the Fund, and Matthews, no management fees are currently charged to the Fund because Matthews is compensated directly by the Matthews Asia Funds—China Dividend Fund, a UCITS Fund and the sole Investor of the Fund, on assets invested in the Fund. If at any time management fees are charged to the Fund, any assets of the Matthews Asia Funds—China Dividend Fund invested in the Fund will not be counted for purposes of calculating the Matthews Asia Funds—China Dividend Fund’s management fees payable to Matthews so that Matthews will not receive separate fees for managing the same assets, except that any such assets will be applied and counted as the Matthews Asia Funds—China Dividend Fund’s assets for purposes of applying breakpoints, if any, under the Matthews Asia Funds—China Dividend Fund’s advisory contract with Matthews. Fee arrangements for the Fund will be subject to review and approval by the Board, including its independent members, in accordance with Section 15(c) of the 1940 Act, and their impact on the overall fees for the Matthews Funds and the Other Funds will be fully disclosed to the applicable clients of Matthews.

(2) “Other Expenses” for the Fund are based on estimated amounts for the current fiscal year. [Under the Services Agreement between the Company, on behalf of its series, including the Fund, and Matthews, for the provisions of certain administrative and Investor services to the Fund and its Investor, Matthews receives a fee from the Fund equal to [__]% of the average daily net assets of the Fund.]

EXAMPLE OF FUND EXPENSES

This example is intended to help an Investor compare the cost of investing in the Fund with the cost of investing in mutual funds. The example assumes that an Investor invests $10,000 in the Fund for the time periods indicated and then redeem all of the Interests of the Fund at the end of those periods. The example also assumes that an investment in the Fund has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions the costs would be:

1 year	$[___]	3 years	$[___]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes. These costs, which are not reflected in the Fund’s annual fund operating expenses or in the example of fund expenses above, affect the Fund’s performance.

Portfolio Managers

Jesper Madsen, CFA, and Yu Zhang, CFA, have been portfolio managers of the Fund since the Fund’s inception in 2013.

Jesper Madsen, CFA

Jesper Madsen is a Portfolio Manager at Matthews. Prior to joining Matthews in 2004, he was an Analyst at Charter Equity Research. He has also worked at Barclays Global Investors in the Fixed Income group as well as at Chemoil Corporation in oil-related sales. Jesper has traveled extensively, including living and working in China. He received a B.A. in Politics, Philosophy and Economics from the University of York in the United Kingdom. Jesper has been a Portfolio Manager of the following Matthews Funds: Matthews Asia Dividend Fund (since its inception in 2006) and Matthews China Dividend Fund (since its inception in 2009). Jesper has been a Portfolio Manager of the following UCITS Funds: Matthews Asia Funds--Asia Dividend Fund (since its inception in 2006) and Matthews Asia Funds--China Dividend Fund (since its inception in 2009).

Yu Zhang, CFA

Yu Zhang is a Portfolio Manager at Matthews. Prior to joining Matthews in 2007 as a Research Associate, Yu was an Analyst researching Japanese companies at Aperta Asset Management from 2005 to 2007. Before receiving a graduate degree in the U.S., he was an Associate in the Ningo, China office of Mitsui & Co., a Japanese general trading firm. Yu received a B.A. in English Language from the Beijing Foreign Studies University, an M.B.A. from Suffolk University and an M.S. in Finance from Boston College. He is fluent in Mandarin. Yu has been a Portfolio Manager of the following Matthews Funds: Matthews Asia Dividend Fund (since 2011) and Matthews China Dividend Fund (since 2012). Yu has been a Portfolio Manager of the following UCITS Funds: Matthews Asia Funds--Asia Dividend Fund (since 2011) and Matthews Asia Funds--China Dividend Fund (since 2012).

Matthews A Share Selections Fund, LLC

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Matthews Asia Small Companies Fund (Lux) Series

Supplement dated [__________], 2013 to

Offering Memorandum

Dated [__________], 2013

This Supplement dated [________], 2013 (this “Supplement”) relates to the Matthews Asia Small Companies Fund (Lux) Series (the “Fund”), a series of Matthews A Share Selections Fund, LLC, a Delaware limited liability company (the “Company”), and supplements the information contained in the Company’s Offering Memorandum dated [_________], 2013 (the “Memorandum”). The Fund will follow investment strategies corresponding to the Matthews Asia Funds—Asia Small Companies Fund, a UCITS Fund. The Fund’s principal risks are described in the Memorandum. Capitalized terms used but not otherwise defined herein shall have the same meanings ascribed to such terms in the Memorandum. This Supplement should be retained with the Memorandum for future reference.

Investment Objective

The investment objective of the Fund is to achieve long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that an Investor may pay.

INVESTOR FEES (fees paid directly from an Investor’s investment)	None

ANNUAL OPERATING EXPENSES (expenses that an Investor pays each year as a percentage of the value of the Investor’s investment)
Management Fees(1)	None
Distribution (12b-1) Fees	None
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1) Under the Advisory Agreement between the Company, on behalf of its series, including the Fund, and Matthews, no management fees are currently charged to the Fund because Matthews is compensated directly by the Matthews Asia Funds—Asia Small Companies Fund, a UCITS Fund and the sole Investor of the Fund, on assets invested in the Fund. If at any time management fees are charged to the Fund, any assets of the Matthews Asia Funds—Asia Small Companies Fund invested in the Fund will not be counted for purposes of calculating the Matthews Asia Funds—Asia Small Companies Fund’s management fees payable to Matthews so that Matthews will not receive separate fees for managing the same assets, except that any such assets will be applied and counted as the Matthews Asia Funds—Asia Small Companies Fund’s assets for purposes of applying breakpoints, if any, under the Matthews Asia Funds—Asia Small Companies Fund’s advisory contract with Matthews. Fee arrangements for the Fund will be subject to review and approval by the Board, including its independent members, in accordance with Section 15(c) of the 1940 Act, and their impact on the overall fees for the Matthews Funds and the Other Funds will be fully disclosed to the applicable clients of Matthews.

(2) “Other Expenses” for the Fund are based on estimated amounts for the current fiscal year. [Under the Services Agreement between the Company, on behalf of its series, including the Fund, and Matthews, for the provisions of certain administrative and Investor services to the Fund and its Investor, Matthews receives a fee from the Fund equal to [__]% of the average daily net assets of the Fund.]

EXAMPLE OF FUND EXPENSES

This example is intended to help an Investor compare the cost of investing in the Fund with the cost of investing in mutual funds. The example assumes that an Investor invests $10,000 in the Fund for the time periods indicated and then redeem all of the Interests of the Fund at the end of those periods. The example also assumes that an investment in the Fund has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions the costs would be:

1 year	$[___]	3 years	$[___]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes. These costs, which are not reflected in the Fund’s annual fund operating expenses or in the example of fund expenses above, affect the Fund’s performance.

Portfolio Managers

Lydia So and Michael B. Han, CFA, have been portfolio managers of the Fund since the Fund’s inception in 2013.

Lydia So

Lydia So is a Portfolio Manager at Matthews. Prior to joining Matthews in 2004, she was a Portfolio Associate at RCM Capital Management. Lydia started her investment career at Kochis Fitz Wealth Management in 1999. Lydia received a B.A. in Economics from the University of California, Davis. She is fluent in Cantonese and conversational in Mandarin. Lydia has been a Portfolio Manager of the following Matthews Funds: Matthews Asia Small Companies Fund (since its inception in 2008) and Matthews Asia Science and Technology Fund (since 2008). Lydia has been a Portfolio Manager of the following UCITS Fund: Matthews Asia Funds—Asia Small Companies Fund (since its inception in 2008).

Michael B. Han, CFA

Michael Han is a Portfolio Manager at Matthews. Prior to joining Matthews in 2007 as a Senior Research Analyst, he was a buy-side Equity Analyst at Luxor Capital Group, researching investment opportunities in Asian markets, including Korea, Japan, Hong Kong and China. From 2002 to 2005, he was an Investment Manager at Crystal Investment Group, a private equity firm in Seoul. Michael started his career as a Consultant in the Seoul office of KPMG. Michael received a B.A. in Business from Yonsei University in Seoul and an M.B.A. from Columbia University, and is fluent in Korean. Michael has been a Portfolio Manager of the following Matthews Fund: Matthews Korea Fund (since 2008).

Matthews A Share Selections Fund, LLC

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Matthews China Small Companies Fund (Lux) Series

Supplement dated [__________], 2013 to

Offering Memorandum

Dated [__________], 2013

This Supplement dated [________], 2013 (this “Supplement”) relates to the Matthews China Small Companies Fund (Lux) Series (the “Fund”), a series of Matthews A Share Selections Fund, LLC, a Delaware limited liability company (the “Company”), and supplements the information contained in the Company’s Offering Memorandum dated [_________], 2013 (the “Memorandum”). The Fund will follow investment strategies corresponding to the Matthews Asia Funds—China Small Companies Fund, a UCITS Fund. The Fund’s principal risks are described in the Memorandum. Capitalized terms used but not otherwise defined herein shall have the same meanings ascribed to such terms in the Memorandum. This Supplement should be retained with the Memorandum for future reference.

Investment Objective

The investment objective of the Fund is to achieve long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that an Investor may pay.

INVESTOR FEES (fees paid directly from an Investor’s investment)	None

ANNUAL OPERATING EXPENSES (expenses that an Investor pays each year as a percentage of the value of the Investor’s investment)
Management Fees(1)	None
Distribution (12b-1) Fees	None
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1) Under the Advisory Agreement between the Company, on behalf of its series, including the Fund, and Matthews, no management fees are currently charged to the Fund because Matthews is compensated directly by the Matthews Asia Funds—China Small Companies Fund, a UCITS Fund and the sole Investor of the Fund, on assets invested in the Fund. If at any time management fees are charged to the Fund, any assets of the Matthews Asia Funds—China Small Companies Fund invested in the Fund will not be counted for purposes of calculating the Matthews Asia Funds—China Small Companies Fund’s management fees payable to Matthews so that Matthews will not receive separate fees for managing the same assets, except that any such assets will be applied and counted as the Matthews Asia Funds—China Small Companies Fund’s assets for purposes of applying breakpoints, if any, under the Matthews Asia Funds—China Small Companies Fund’s advisory contract with Matthews. Fee arrangements for the Fund will be subject to review and approval by the Board, including its independent members, in accordance with Section 15(c) of the 1940 Act, and their impact on the overall fees for the Matthews Funds and the Other Funds will be fully disclosed to the applicable clients of Matthews.

(2) “Other Expenses” for the Fund are based on estimated amounts for the current fiscal year. [Under the Services Agreement between the Company, on behalf of its series, including the Fund, and Matthews, for the provisions of certain administrative and Investor services to the Fund and its Investor, Matthews receives a fee from the Fund equal to [__]% of the average daily net assets of the Fund.]

EXAMPLE OF FUND EXPENSES

This example is intended to help an Investor compare the cost of investing in the Fund with the cost of investing in mutual funds. The example assumes that an Investor invests $10,000 in the Fund for the time periods indicated and then redeem all of the Interests of the Fund at the end of those periods. The example also assumes that an investment in the Fund has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions the costs would be:

1 year	$[___]	3 years	$[___]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes. These costs, which are not reflected in the Fund’s annual fund operating expenses or in the example of fund expenses above, affect the Fund’s performance.

Portfolio Managers

Richard H. Gao and Henry Zhang, CFA, have been portfolio managers of the Fund since the Fund’s inception in 2013.

Richard H. Gao

Richard Gao is a Portfolio Manager at Matthews. He joined Matthews in 1997 as a China Analyst. Richard began his career at the Bank of China in 1989, first as a loan officer, then as a FOREX Trader in the Treasury Department. In 1993, he became Assistant Manager at the Bank of China, where he was in charge of FOREX trading for import/export companies. Richard received a B.A. in Literature from Guangdong University of Foreign Studies and an M.B.A. in International Business from the Dominican University of California. He is fluent in Mandarin, Cantonese and Shanghainese. Richard has been a Portfolio Manager of the following Matthews Funds: Matthews Pacific Tiger Fund (since 2006); Matthews China Fund (since 1999); and Matthews China Small Companies Fund (since its inception in 2011). Richard has been a Portfolio Manager of the following UCITS Funds: Matthews Asia Funds—Pacific Tiger Fund (since 2006); Matthews Asia Funds—China Fund (since 1999); and Matthews Asia Funds—China Small Companies Fund (since its inception in 2011).

Henry Zhang, CFA

Henry Zhang, CFA is a Portfolio Manager at Matthews. Prior to joining Matthews in 2007 as a Research Analyst, Henry served as an Application Consultant and Project Manager at Gifford Fong Associates for five years, where he was responsible for derivative security valuation, portfolio strategy investigation and investment risk analysis. Prior to moving to the United States, Henry worked for more than four years at Huaneng Power International, Inc., a NYSE-listed corporation, in China. Henry received a Master’s degree in Financial Engineering from the University of California, Berkeley and a B.S. in Finance from San Francisco State University. Henry is fluent in Mandarin. Henry has been a Portfolio Manager of the following Matthews Funds: Matthews China Fund (since 2010) and China Small Companies Fund (since its inception in 2011). Henry has been a Portfolio Manager of the following UCITS Funds: Matthews Asia Funds—China Fund (since 2010) and Matthews Asia Funds—China Small Companies Fund (since its inception in 2011).

Matthews A Share Selections Fund, LLC

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Matthews Asian Selections Funds (Ire) Series

Supplement dated [__________], 2013 to

Offering Memorandum

Dated [__________], 2013

This Supplement dated [________], 2013 (this “Supplement”) relates to the Matthews Asian Selections Funds (Ire) Series (the “Fund”), a series of Matthews A Share Selections Fund, LLC, a Delaware limited liability company (the “Company”), and supplements the information contained in the Company’s Offering Memorandum dated [_________], 2013 (the “Memorandum”). The Fund will follow investment strategies corresponding to the Irish Fund. The Fund’s principal risks are described in the Memorandum. Capitalized terms used but not otherwise defined herein shall have the same meanings ascribed to such terms in the Memorandum. This Supplement should be retained with the Memorandum for future reference.

Investment Objective

The investment objective of the Fund is to achieve ultra-long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that an Investor may pay.

INVESTOR FEES (fees paid directly from an Investor’s investment)	None

ANNUAL OPERATING EXPENSES (expenses that an Investor pays each year as a percentage of the value of the Investor’s investment)
Management Fees(1)	None
Distribution (12b-1) Fees	None
Other Expenses(2)	[___]%
Total Annual Fund Operating Expenses	[___]%

(1) Under the Advisory Agreement between the Company, on behalf of its series, including the Fund, and Matthews, no management fees are currently charged to the Fund because Matthews is compensated directly by the Irish Fund, the sole Investor of the Fund, on assets invested in the Fund. If at any time management fees are charged to the Fund, any assets of the Irish Fund invested in the Fund will not be counted for purposes of calculating the Irish Fund’s management fees payable to Matthews so that Matthews will not receive separate fees for managing the same assets, except that any such assets will be applied and counted as the Irish Fund’s assets for purposes of applying breakpoints, if any, under the Irish Fund’s advisory contract with Matthews. Fee arrangements for the Fund will be subject to review and approval by the Board, including its independent members, in accordance with Section 15(c) of the 1940 Act, and their impact on the overall fees for the Matthews Funds and the Other Funds will be fully disclosed to the applicable clients of Matthews.

(2) “Other Expenses” for the Fund are based on estimated amounts for the current fiscal year. [Under the Services Agreement between the Company, on behalf of its series, including the Fund, and Matthews, for the provisions of certain administrative and Investor services to the Fund and its Investor, Matthews receives a fee from the Fund equal to [__]% of the average daily net assets of the Fund.]

EXAMPLE OF FUND EXPENSES

This example is intended to help an Investor compare the cost of investing in the Fund with the cost of investing in mutual funds. The example assumes that an Investor invests $10,000 in the Fund for the time periods indicated and then redeem all of the Interests of the Fund at the end of those periods. The example also assumes that an investment in the Fund has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions the costs would be:

1 year	$[___]	3 years	$[___]

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes. These costs, which are not reflected in the Fund’s annual fund operating expenses or in the example of fund expenses above, affect the Fund’s performance.

Portfolio Managers

Robert J. Horrocks, PhD, and Kenneth Lowe, CFA, have been portfolio managers of the Fund since the Fund’s inception in 2013.

Robert J. Horrocks, PhD

Robert Horrocks is Chief Investment Officer at Matthews and a Portfolio Manager. As Chief Investment Officer, Robert oversees the firm’s investment process and investment professionals and sets the research agenda for the investment team. Before joining Matthews in August 2008, Robert was Head of Research at Mirae Asset Management in Hong Kong. From 2003 to 2006, Robert served as Chief Investment Officer for Everbright Pramerica in China, establishing its quantitative investment process. He started his career as a Research Analyst with WI Carr Securities in Hong Kong before moving on to spend eight years working in several different Asian jurisdictions for Schroders, including stints as Country General Manager in Taiwan, Deputy Chief Investment Officer in Korea and Designated Chief Investment Officer in Shanghai. Robert earned his PhD in Chinese Economic History from Leeds University in the United Kingdom, and is fluent in Mandarin. Robert has been a Portfolio Manager of the following Matthews Funds: Matthews Asian Growth and Income Fund (since 2009) and Matthews Asia Strategic Income Fund (since its inception in 2011). Robert has been a Portfolio Manager of the Irish Fund since 2010.

Kenneth Lowe, CFA

Kenneth Lowe is a Portfolio Manager at Matthews. Prior to joining Matthews in 2010, he was an Investment Manager on the Asia and Global Emerging Market Equities Team at Martin Currie Investment Management in Edinburgh, Scotland. Kenneth received an M.A. in Mathematics and Economics from the University of Glasgow. Kenneth has been a Portfolio Manager of the following Matthews Funds: Matthews Asian Growth and Income Fund (since 2011) and Matthews Asia Focus Fund (since its inception in 2013). Kenneth has been a Portfolio Manager of the Irish Fund since 2011.

Matthews A Share Selections Fund, LLC

MATTHEWSASIA.COM

Matthews China Fund (USA) Series

Matthews Pacific Tiger Fund (USA) Series

Matthews Asia Dividend Fund (USA) Series

Matthews Asian Growth and Income Fund (USA) Series

Matthews Asia Strategic Income Fund (USA) Series

Matthews China Dividend Fund (USA) Series

Matthews Asia Growth Fund (USA) Series

Matthews Asia Focus Fund (USA) Series

Matthews Emerging Asia Fund (USA) Series

Matthews Asia Small Companies Fund (USA) Series

Matthews Asia Science and Technology Fund (USA) Series

Matthews China Small Companies Fund (USA) Series

Matthews China Fund (Lux) Series

Matthews Pacific Tiger Fund (Lux) Series

Matthews Asia Dividend Fund (Lux) Series

Matthews China Dividend Fund (Lux) Series

Matthews Asia Small Companies Fund (Lux) Series

Matthews China Small Companies Fund (Lux) Series

Matthews Asian Selections Funds (Ire) Series

Statement of Additional Information

[_________], 2013

This Statement of Additional Information (this “SAI”) is not a prospectus and should be read in conjunction with the current Offering Memorandum of the Matthews A Share Selections Fund, LLC (the “Company”), dated [__________], 2013, including any supplement thereto (the “Memorandum”). The Memorandum is incorporated herein by reference. You can obtain a free copy of the current Memorandum by contacting a Company representative at:

Matthews A Share Selections Fund, LLC

[P.O. Box 9791

Providence, RI 02940]

(800) 789-ASIA (2742)

The Company is NOT a mutual fund, and its series (each, a “Fund,” and collectively, the “Funds”) are NOT mutual funds. This means that investors in the Funds (“Investors”) will have limited redemption rights and will not be able to redeem their investments, or any part thereof, on a daily basis. Rather, the limited liability company interests (the “Interests”) of a Fund will be redeemed only on specific Redemption Payment Dates (as defined herein), which under current Chinese regulations will be no more frequently than one day during each week and no less frequently than one day during each month.

 Matthews A Share Selections Fund, LLC

An Offering of Unregistered Securities: The Interests of the Company being offered pursuant to the Memorandum, including the Interests of any particular Fund, and to which this SAI relate, have not been registered or qualified for sale under the U.S. Securities Act of 1933, as amended (the “1933 Act”), or the securities laws of any state or other jurisdiction. The Interests are offered pursuant to exemptions from such registration or qualification. Neither the U.S. Securities and Exchange Commission (the “SEC”) or any state securities administrator nor any regulator of any other jurisdiction has passed upon or endorsed the merits of an investment in the Company or a Fund or the accuracy or the adequacy of the information contained in the Memorandum or this SAI. Any representation to the contrary is a criminal offense. The Memorandum does not constitute an offer to sell or a solicitation of an offer to buy the Interests in any state or jurisdiction in which such an offer or solicitation is unlawful. The Interests will be offered only in private placement transactions to “accredited investors,” as defined in Regulation D under the 1933 Act, that are also “qualified purchasers,” as defined in Section 2(a)(51) of the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), and the rules thereunder.

Not a Mutual Fund: The Company has been granted certain exemptive relief by the SEC from, among others, Section 22(e) of and Rule 22c-1 under the 1940 Act, to the extent necessary to permit the Company to operate as an “extended payment fund.” Because of repatriation restrictions imposed by the Chinese authorities, the redemption rights of an Investor are more limited than those of shareholders of a mutual fund registered under the 1940 Act, as discussed more fully in the Memorandum and this SAI. Therefore, the Company and the Funds are not, and do not hold themselves out as, mutual funds. Redemption requests will be priced and paid only on specific Redemption Payment Dates, which under current Chinese regulations will be no more frequently than one day during each week and no less frequently than one day during each month. The number of days between when a portfolio manager submits a redemption request on behalf of an Investor and the next Redemption Payment Date on which the redemption request will be processed can vary, and the Investor bears the risk that the value of its Interests will be worth significantly less on the Redemption Payment Date than when the redemption request is submitted. Further, redemptions may not be permitted for three months from the date the Company first invests in Mainland China.

Forward-Looking Statements: This SAI contains forward-looking statements based on the experience and expectations of Matthews International Capital Management, LLC, the investment advisor to the Company and each Fund (“Matthews”), about the investments the Funds make and the market in which the Funds invest. Those statements are sometimes indicated by words such as “expects,” “believes,” “seeks,” “may,” “intends,” “attempts,” “will” and similar expressions. Those forward-looking statements are not guarantees of future performance and are subject to many risks, uncertainties and assumptions that are difficult to predict. Therefore, actual returns could be much lower than those expressed or implied in any forward-looking statements as a result of various factors. This SAI discusses some of the important risk factors that may affect the Funds’ returns and should be reviewed carefully. Neither the Company or any Fund nor Matthews has any obligation to revise or update any forward-looking statement made in this SAI for any reason.

Luxembourg: This SAI is strictly private and confidential. The Interests are being offered or sold to institutional Investors only, and may not be reproduced or used for any other purpose, nor provided for or sold to any person other than the recipient thereof. In Luxembourg, this SAI has not been approved by the “Commission de Surveillance du Secteur Financier” and may not accordingly be used for direct or indirect offering or reselling of the Interests to the public in Luxembourg unless such offering or resale occurs in compliance with the Luxembourg Act of 10 July 2005 relating to prospectuses for securities. In addition, neither the Company nor any of the Funds constitute a Luxembourg undertaking for collective investment in accordance with the Luxembourg law dated 20 December 2002 on undertakings for collective investment or any other Luxembourg funds laws.

 Matthews A Share Selections Fund, LLC

 Matthews A Share Selections Fund, LLC

Company History

Matthews A Share Selections Fund, LLC (the “Company”), Four Embarcadero Center, Suite 550, San Francisco, California 94111, is a Delaware series limited liability company currently offering nineteen separate series (each individually, a “Fund,” and collectively, the “Funds”):

Matthews China Fund (USA) Series

Matthews Pacific Tiger Fund (USA) Series

Matthews Asia Dividend Fund (USA) Series

Matthews Asian Growth and Income Fund (USA) Series

Matthews Asia Strategic Income Fund (USA) Series

Matthews China Dividend Fund (USA) Series

Matthews Asia Growth Fund (USA) Series

Matthews Asia Focus Fund (USA) Series

Matthews Emerging Asia Fund (USA) Series

Matthews Asia Small Companies Fund (USA) Series

Matthews Asia Science and Technology Fund (USA) Series

Matthews China Small Companies Fund (USA) Series

Matthews China Fund (Lux) Series

Matthews Pacific Tiger Fund (Lux) Series

Matthews Asia Dividend Fund (Lux) Series

Matthews China Dividend Fund (Lux) Series

Matthews Asia Small Companies Fund (Lux) Series

Matthews China Small Companies Fund (Lux) Series

Matthews Asian Selections Funds (Ire) Series

Matthews International Capital Management, LLC (“Matthews”) serves as the investment advisor to the Company and each Fund. The limited liability company interests (the “Interests”) of each Fund are owned exclusively by a client of Matthews, which may include one or more of the following: certain series of Matthews International Funds d/b/a Matthews Asia Funds, a Delaware statutory trust (the “Matthews Funds”), whose series are registered as open-end funds under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”); certain series of Matthews Asia Funds SICAV, a self-managed open-end investment company with multiple series (or sub-funds) that have variable share capital organized under the laws of Luxembourg and conducting business under the European Union’s directive for Undertaking for Collective Investment in Transferable Securities (the “UCITS Funds”); Matthews Asian Selections Funds Plc, an open-end umbrella investment company organized under the laws of Ireland, or a specially organized subsidiary thereof (the “Irish Fund”); and other similar entities managed by Matthews that may be organized within or outside the U.S. (such other similar entities, the UCITS Funds and the Irish Fund collectively, the “Other Funds”) (each investing Matthews Fund or Other Fund, an “Investing Fund,” and collectively, the “Investing Funds”).

 Matthews A Share Selections Fund, LLC

Specifically, the Interests of the Matthews China Fund (USA) Series, Matthews Pacific Tiger Fund (USA) Series, Matthews Asia Dividend Fund (USA) Series, Matthews Asian Growth and Income Fund (USA) Series, Matthews Asia Strategic Income Fund (USA) Series, Matthews China Dividend Fund (USA) Series, Matthews Asia Growth Fund (USA) Series, Matthews Asia Focus Fund (USA) Series, Matthews Emerging Asia Fund (USA) Series, Matthews Asia Small Companies Fund (USA) Series, Matthews Asia Science and Technology Fund (USA) Series, and Matthews China Small Companies Fund (USA) Series are exclusively owned by the Matthews China Fund, Matthews Pacific Tiger Fund, Matthews Asia Dividend Fund, Matthews Asian Growth and Income Fund, Matthews Asia Strategic Income Fund, Matthews China Dividend Fund, Matthews Asia Growth Fund, Matthews Asia Focus Fund, Matthews Emerging Asia Fund, Matthews Asia Small Companies Fund, Matthews Asia Science and Technology Fund, and Matthews China Small Companies Fund, respectively, each a Matthews Fund; the Interests of Matthews China Fund (Lux) Series, Matthews Pacific Tiger Fund (Lux) Series, Matthews Asia Dividend Fund (Lux) Series, Matthews China Dividend Fund (Lux) Series, Matthews Asia Small Companies Fund (Lux) Series, and Matthews China Small Companies Fund (Lux) Series are exclusively owned by Matthews Asia Funds—China Fund, Matthews Asia Fund—Pacific Tiger Fund, Matthews Asia Funds—Asia Dividend Fund, Matthews Asia Funds—China Dividend Fund, Matthews Asia Funds—Asia Small Companies Fund, and Matthews Asia Funds—China Small Companies Fund, respectively, each a UCITS Fund; and Interests of the Matthews Asian Selections Funds (Ire) Series are exclusively owned by the Irish Fund. Currently, [only the Matthews China Fund (USA) Series is active]; each of the other Funds is inactive.

Description of the Funds

Please read the following information together with the information contained in the current Offering Memorandum of the Funds, dated [________], 2013, including any supplement thereto (the “Memorandum”), concerning the investment strategies, risks and policies of the Funds. The information in this Statement of Additional Information (this “SAI”) supplements the information in the Memorandum.

The Company is an open-end management investment company registered under the 1940 Act. The Company was organized as a limited liability company under the Delaware Limited Liability Company Act (the “LLC Act”) on July 16, 2012 and commenced operations on [______], 2013. It has never been engaged in any other business. The Interests will not be registered under the U.S. Securities Act of 1933, as amended (the “1933 Act”), and will be offered only in private placement transactions to “accredited investors,” as defined in Regulation D under the 1933 Act (“Accredited Investors”), that are also “qualified purchasers,” as defined in Section 2(a)(51) of the 1940 Act and the rules thereunder (“Qualified Purchasers”). The Company will adopt a policy to permit the transfer of Interests only to other Qualified Purchasers. Pursuant to an order issued by the U. S. Securities and Exchange Commission (the “SEC”), dated [______], 2013 (the “Exemptive Order”), the Company has been granted certain exemptive relief from, among others, Section 22(e) of and Rule 22c-1 under the 1940 Act, to the extent necessary to permit the Company to operate as an “extended payment fund.” Because of repatriation restrictions imposed by the Chinese authorities, the redemption rights of investors in the Funds (“Investors”) are more limited than those of shareholders of a mutual fund registered under the 1940 Act, as discussed more fully in the Memorandum and this SAI. Except as modified by the Exemptive Order, the provisions of the 1940 Act apply to the Company and the Funds. However, the Company and the Funds are not, and do not hold themselves out as, mutual funds.

 Matthews A Share Selections Fund, LLC

As permitted by the LLC Act and as provided in the Company’s Amended and Restated Limited Liability Company Operating Agreement, each Fund will have its own debts, liabilities, obligations and expenses, which will not be enforceable against any other Fund. Accordingly, the assets of a Fund will be insulated from the liabilities of any other Fund.

Each Fund is non-diversified, meaning it is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. Accordingly, each Fund may invest a larger percentage of its assets in China A Shares (as defined below) of a relatively small number of Chinese companies, and the Funds may be more sensitive to adverse social, political, economic or regulatory developments in Mainland China (“China) than funds that do not concentrate their investments in China or funds that invest primarily in China but do not concentrate their investments in a small number of Chinese companies. As a result, events affecting a small number of Chinese companies may have a significant and potentially adverse impact on the Funds’ investments, and the Funds’ performance may be more volatile than that of funds that invest globally or funds that invest primarily in China but are diversified.

At least 85% of the assets of the Company will consist of assets (i) that the Company reasonably believes may be sold or disposed of in local currency in the ordinary course of business, at approximately the price used in computing the Company’s net asset value (“NAV”), within seven days, or (ii) that mature by the next Redemption Payment Date (as defined below).

The Company does not expect to pay separate U.S. federal income tax with respect to the income or gains it distributes to Investors.

Investment Objective

The investment objective of the Company is to achieve the separate investment objective established for each Fund. Each Fund will have its own investment objective, generally corresponding to the objective and strategies of the Investing Fund investing in that Fund.

Investment Process

Matthews serves as the investment advisor to the Company and each of the Investing Funds (i.e., the investing Matthews Funds and/or Other Funds, each of which is also managed by Matthews). Except for temporary holdings of cash and cash equivalents, the Company will invest exclusively in stocks of Chinese companies listed on Mainland China stock exchanges (i.e., the Shanghai Stock Exchange and the Shenzhen Stock Exchange) (the “Chinese Exchanges”) and traded and denominated in the currency of China, the renminbi (the “China A Shares”). To allow the Company to invest in China A Shares on behalf of the Funds and thus the Investing Funds, Matthews, on behalf of the Company, has applied for, and expects to receive, a license from the China Securities Regulatory Commission (the “CSRC”) as a Qualified Foreign Institutional Investor (“QFII”) and expects to be allocated by the State Administration of Foreign Exchange of China (“SAFE”) a quota of up to US$[250] million, representing the equivalent value in renminbi of China A Shares that the Company, for all of the Funds, may purchase.

 Matthews A Share Selections Fund, LLC

Each Fund will have a portfolio manager or team of portfolio managers from Matthews, who are generally the same individual(s) as the portfolio manager(s) of the Investing Fund investing in that Fund and who will be responsible for the selection of the particular China A Share holdings in that Fund. Accordingly, the portfolio manager(s) will be able to select China A Shares most suited for the Investing Fund’s investment style and strategy, consistent with the remainder of the Investing Fund’s portfolio, although the set of China A Shares held by a Fund may be similar or identical to that held by another Fund.

Allocations of China A Shares to different Funds, like allocations of other investment opportunities among Matthews’ clients, will be subject to Matthews’ investment and trade allocation policies and procedures, including its Brokerage and Trading Policies and Procedures (the “Trade Allocation Procedures”) (which include detailed procedures related to trade aggregation and allocations), under the supervision of Matthews’ Chief Compliance Officer (“CCO”) and the Company’s CCO and overseen by the Board of Directors of the Company (the “Board”). Because orders will be placed by different portfolio managers, there may be times when more than one portfolio manager seeks to purchase China A Shares of the same company. In such instances and because the Chinese Exchanges may sometimes be closed at the time trades are placed, the orders will generally be aggregated prior to their placement with the executing Chinese broker.

Matthews expects that the initial investment in China A Shares will be allocated at the outset and expects that it will be able to find appropriate investment opportunities for the Funds in the full amount of any quota granted. However, the precise timing and investment interest would not be known until the quota becomes available and the portfolio managers are able to assess their goals and plans for their portfolios in light of then-current market conditions. Matthews does not expect that it would reserve quota for future accounts, and accounts seeking to invest after the initial allocation would need to wait for quota to become available either through reductions of initial investments or an increase in quota, if sought and granted.

The Trade Allocation Procedures also will apply when the Company sells China A Shares on behalf of a Fund, in which case the Company will hold cash on behalf of the selling Fund for eventual repatriation. The Trade Allocation Procedures will be designed so that cash proceeds received upon the sale of China A Shares by a Fund, which will be recorded in the that Fund’s subaccount at the local custodian, can be repatriated only to the Investor corresponding to that Fund.

If more than one Fund seeks to repatriate proceeds at the same time and if the aggregate amount sought to be repatriated exceeds the limit permitted by Chinese regulations, the requests by the applicable portfolio managers will be aggregated, and proceeds available for repatriation will be allocated pro rata among requesting Investors.

Repatriation as an open-end fund, such as the Funds, will be available after an initial three-month lock-up period from the date the quota is invested in the Chinese market and for so long as the Funds’ operations remain in compliance with applicable Chinese regulations. During the initial lock-up period, the Funds would not be able to repatriate proceeds but would be able to buy and sell different China A Shares without restrictions. After the lock-up period, under recently-revised SAFE regulations, repatriation may occur only on one day during each week, with the total amount repatriated by the Funds in any month limited to no more than 20% of the Funds’ NAV as of the end of the prior year; however, the regulations do not currently require the repatriation to take place on the same day each week.

 Matthews A Share Selections Fund, LLC

If an Investor sought to redeem its Interests of a Fund at a time when one or more other Investors sought additional exposure to China A Shares, the quota allocated to the redeeming Investor could be reallocated to such other Investors without implicating the repatriation restrictions, since the overall amounts invested in China A Shares by the Company would remain unchanged, except for market movements. This process of reallocating the quota, whether or not such other Investors seek exposure to the same or different China A Shares as the redeeming Investor, would be subject to the Access Allocation Procedures described below.

To the extent that repatriation of proceeds is necessary (i.e., if an Investor sought to redeem its Interests and there were no other Investors seeking to invest), net redemption amounts in any given month less than 20% of the Fund’s NAV as of the end of the prior year can be repatriated immediately after the Funds’ local custodian has made a filing with the SAFE in the locality where the custodian is domiciled. When repatriating any amounts, the net redemption amount would be based on the principal and profit ratio provided by the local custodian as of the last trading day of the previous month. Thus, when repatriating proceeds, a certain amount will be allocated as a return of principal and counted as a return of quota amount, thereby freeing up additional quota for new investment, and a certain amount will be treated as a return of profit with no bearing on the quota or subsequent investment.

Access by Matthews’ clients to the quota (i.e., to China A Shares) will be a limited opportunity and will be allocated in accordance with Matthews’ Access to Research and Allocation of Portfolio Opportunities Procedures (“Access Allocation Procedures”), which are designed to ensure that allocations are fair and equitable over time to all of Matthews’ accounts. These procedures, which specifically address issues arising from the quota, provide that, with some exceptions for special accounts or as determined by Matthews’ Chief Investment Officer, no account, mandate or portfolio manager will have priority in the access to or allocation of any investment idea. Enumerated exceptions currently provide for [priority for investing in China A Shares to those Investing Funds for which China A Shares would be most suitable, and portfolio managers, subject to the oversight of Matthews’ Chief Investment Officer, may (but are not required to) give greater consideration to accounts whose investments are limited to China].

When allocating the opportunity to invest in China A Shares (i.e., the quota), Matthews would also consider, among other matters, consistency of the investment in China A Shares with an Investing Fund’s investment objective, policies and strategies, the appropriateness of the investment for a particular Investing Fund in light of its investment objective, time horizon and risk management objectives, and whether the Investing Fund’s liquidity position after the desired purchase will continue to maintain a level deemed to be adequate. The portfolio manager(s) will make a determination about the appropriateness of investing in China A Shares for their Fund, much like they would decide whether or not to invest in any particular security, and some portfolio manager(s) may request a greater allocation than other portfolio manager(s) may request. Matthews does not intend to mandate that each Investing Fund receive a specified allocation of quota, or that each of its clients investing in China invest a specified portion of its assets in China A Shares. The Access Allocation Procedures and their application will be under the oversight of Matthews’ compliance department and the Company’s CCO and reviewed by the Board.

 Matthews A Share Selections Fund, LLC

The quota may be revoked if the Company does not invest its approved quota over a phase-in period, or may be reduced if the Company repatriates its investments below the quota amount. Matthews will not, however, when making investment decisions for the Funds, take into consideration whether selling China A Shares and repatriating proceeds could impact the continued availability of the quota. Matthews will also not take into consideration whether buying China A Shares could affect the continued availability of the quota.

A new series of the Company will be created for additional clients of Matthews seeking exposure to China A Shares only if the quota is otherwise available because of the investment decisions of portfolio managers made independent of quota considerations or because of client outflows or terminations. Therefore, if a new Fund were to be created, Matthews will not redeem the Interests in the existing Funds to “free up” quota for such new Fund. The allocation of available quota would then, as with additional investments into existing Funds, be subject to the Trade Allocation Procedures and the Access Allocation Procedures and the compliance reviews thereunder.

In making its investment decisions for the Funds, Matthews will rely on its assessment of the future development and growth prospects of Chinese companies and will select companies it considers to be well-positioned to participate in the economic evolution of China. Matthews will research the fundamental characteristics of individual companies to help to understand the foundation of a company’s long-term growth and to assess whether it is generally consistent with Matthews’ expectations for China’s economic evolution. Matthews will evaluate potential portfolio holdings on the basis of their individual merits and will invest in those companies that it believes are positioned to help the applicable Fund(s) achieve their investment objectives.

Matthews has long-term investment goals, and its process aims to identify potential portfolio investments that can be held over an indefinite time horizon. Matthews will regularly test its beliefs and adjust portfolio holdings in light of prevailing market conditions and other factors, including, among other factors, economic, political or market events (e.g., changes in credit conditions or military action), changes in relative valuation (of a company’s growth prospects relative to other issuers), liquidity requirements and corporate governance.

The Funds may invest in securities of issuers of various sizes. Smaller companies often have limited product lines, markets or financial resources, and they may be dependent upon one or a few key people for management and may lack depth of management. Smaller companies may have less certain growth prospects and may be more sensitive to changing economic conditions than larger, more established companies. A Fund may have more difficulty obtaining information about smaller portfolio companies, or valuing or disposing of their securities, than it would if it focused on larger, more well-known companies. Transaction costs in stocks of smaller capitalization companies may be higher than those of larger capitalization companies. The securities of such companies generally are subject to more abrupt or erratic market movements and may be less liquid than securities of larger, more established companies or the markets in general, and can react differently to political, market and economic developments than these companies or markets.

 Matthews A Share Selections Fund, LLC

Risks of Investment

All investments involve risk. There can be no guarantee against loss resulting from an investment in the Funds, nor can there be any assurance that a Fund’s investment objective will be attained. Below is supplemental information about risks of investing in the Funds. Further information about the principal risks of investing in the Funds can be found in the Memorandum.

Risks Associated with China

The value of a Fund’s assets may be adversely affected by political, economic, social and religious factors affecting China, inadequate investor protection afforded by corporate governance in China, changes in the Chinese laws or regulations and the status of China’s relations with other countries. In addition, the Chinese economy differ favorably or unfavorably from the U.S. economy in respects such as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, balance of payments position and sensitivity to changes in global trade.

The Chinese government has exercised and continues to exercise significant influence over many aspects of the economy. Accordingly, future government actions in China could have a significant effect on the economy of these countries, which could affect private sector companies and the Funds, market conditions, and prices and yields of securities in a Fund’s portfolio.

The political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly complex issue and is unlikely to be settled in the near future. Continuing hostility between China and Taiwan may have an adverse impact on the values of a Fund’s investments in China A Shares, or make investment in China impracticable or impossible.

The development of the Chinese economy may be affected by political, military, economic and other factors related to North Korea. Negotiations to ease tensions and resolve the political division of the Korean peninsula have been carried on from time to time, producing sporadic and inconsistent results. There have also been efforts to increase economic, cultural and humanitarian contacts among North Korea, South Korea, Japan and other nations. There can be no assurance that such negotiations or efforts will continue or will ease tensions in the region. Any military action or other instability could adversely impact the ability of a Fund to achieve its investment objective. Lack of available information regarding North Korea is also a significant risk factor.

Risks of Investing in Technology Companies

The Funds may invest in securities of technology companies. Such companies may be affected by rapid product changes and associated developments. Technology companies also face the risks that new services, equipment or technologies will not be accepted by consumers or businesses or will become rapidly obsolete. Technology companies are subject to greater competitive pressures, such as new market entrants, aggressive pricing and competition for market share, and potential for falling profit margins. As a result, the price movements of technology company stocks can be abrupt or erratic (especially over the short term), and historically have been more volatile than stocks of other types of companies. These factors may also affect the profitability of technology companies and, as a result, the value of their securities. As a result, the NAV of a Fund may be more volatile, especially over the short term.

 Matthews A Share Selections Fund, LLC

Funds’ Policies

Unless otherwise specified below, the policies set forth below are fundamental and may not be changed as to a Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund. A majority of the outstanding voting securities of a Fund means the lesser of (a) 67% or more of the voting securities present at a meeting of Investors, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of a Fund. Unless otherwise indicated, all percentage limitations listed below apply to the Funds and apply only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time an investment is made, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund’s total assets will not be considered a violation.

Except as otherwise set forth herein and in the Memorandum, each Fund may not:

1.	Issue senior securities;

2.	Borrow money, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the dollar amounts borrowed. All borrowing will be done from a bank, and asset coverage of at least 300% is required;

3.	Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an “underwriter” as that term is defined in the 1933 Act;

4.	Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund’s investments in such industry would exceed 25% of the value of the total assets of the Fund. Compliance with this policy with respect to a Fund is determined on a combined basis based on the total assets of the corresponding Investing Fund and securities held by the Fund and such Investing Fund;

5.	Purchase or sell real estate, real estate limited partnership interests, interests in oil, gas and/or mineral exploration or development programs or leases. This restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate;

6.	Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund’s investment objectives and policies, (b) the lending of portfolio securities, or (c) entry into repurchase agreements with banks or broker-dealers;

7.	Change its diversification status under the 1940 Act;

 Matthews A Share Selections Fund, LLC

8.	Purchase or sell commodities or commodity contracts, except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies, or on indexes of such securities or currencies, or any other financial instruments, and may purchase or sell options on such futures contracts;

9.	Make investments in securities for the purpose of exercising control;

10.	Purchase the securities of any one issuer if, immediately after such purchase, the Fund would own more than 10% of the outstanding voting securities of such issuer (this policy is not fundamental); or

11.	Pay redemption proceeds (each such day on which redemption proceeds are paid, a “Redemption Payment Date”) less frequently than on one day during each month. Each Fund will calculate its NAV applicable to a redemption request received in good order in accordance with the procedures set forth in the Memorandum as of the close of business on the next redemption pricing date and time following such redemption request, which will be on the same day as the Redemption Payment Date. A Fund will redeem Interests in a given month only for redemptions requested on or before the redemption pricing date and time for that Redemption Payment Date.

Temporary Defensive Position

To the extent practicable and in light of economic and market conditions and a Fund’s cash needs, Matthews intends to be fully invested in the markets appropriate to each Fund’s investment objectives. When, in the opinion of Matthews, a temporary defensive position is warranted, the Funds are permitted to hold cash or invest temporarily and without limitation in U.S. government securities or money market instruments backed by U.S. government securities. The Funds’ investment objectives may not be achieved at such times when a temporary defensive position is taken.

Portfolio Turnover

Matthews buys and sells securities for the Funds whenever it believes it is appropriate to do so. The rate of portfolio turnover will not be a limiting factor in making portfolio decisions. It is currently estimated that under normal market conditions the annual portfolio turnover rate for the Funds will not exceed 100%. High portfolio turnover rates will generally result in higher transaction costs to a Fund and also may result in a higher level of taxable gain for an Investor. Portfolio turnover rates may vary greatly from year to year as well as within a particular year.

Disclosure of Portfolio Holdings

In accordance with the Funds’ policies and procedures (the “Policies”), the Funds’ transfer agent, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), is responsible for dissemination of information about the Funds’ portfolio holdings. The Funds, together with BNY Mellon and Matthews (the “Service Providers”), will disclose information concerning securities held in the Funds’ portfolios in accordance with policies and procedures of the respective Investing Funds and applicable law.

 Matthews A Share Selections Fund, LLC

As required by the federal securities laws, including the 1940 Act, the Funds will disclose their portfolio holdings in their applicable regulatory filings, including annual and semi-annual reports, reports on Form N-Q, Form N-CSR or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

In accordance with the Policies, third parties are required to keep confidential any information disclosed to them in accordance with the foregoing and no compensation may be received by the Funds, a Service Provider or any affiliate in connection with disclosure of such information. The Board will oversee disclosure under the foregoing Policies by approval in advance of disclosures for legitimate business purposes and by regular review of reports on disclosures of the Funds’ portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Company’s CCO. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Investors. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of the Funds, whether it could provide the recipient with an advantage over Investors or whether the proposed disclosure gives rise to a conflict of interest between Investors and Matthews or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Board at its next meeting. The Board may impose additional restrictions on the disclosure of portfolio holdings information at any time.

Management of the Funds

Board Leadership Structure and Risk Oversight

The operations of the Funds are under the direction of the Board. The Board establishes the Funds’ policies and oversees and reviews the management of the Funds. The Board meets regularly (i.e., at least quarterly) to review the investment performance of the Funds and other financial and operational matters, including policies and procedures with respect to compliance with regulatory and other requirements, as well as to review the activities of the Company’s officers, who are responsible for the day-to-day operations of the Funds.

The Board consists of six Directors, five of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company (the “Independent Directors”). An Independent Director serves as Chairman of the Board. In addition, each of the three standing committees of the Board, to which the Board has delegated certain authority and supervisory responsibilities, is comprised exclusively of Independent Directors. Those committees are the Audit Committee, the Nominating and Compensation Committee and the Compliance Committee, whose responsibilities and activities are described below. As part of each regular Board meeting, the Independent Directors meet separately from Matthews with their independent legal counsel and with the Company’s CCO. The Board reviews its leadership structure periodically as part of its annual self-assessment process and believes that its structure is appropriate to enable the Board to exercise its oversight of the Funds.

The Funds have retained Matthews as the Funds’ investment adviser. Subject to the objectives and policies as the Board may determine, Matthews furnishes a continuing investment program for the Funds, makes investment decisions on their behalf, manages risks that arise from the Funds’ investments and operations, and provides administrative services to each Fund, all pursuant and subject to the Advisory Agreement (as defined below). Employees of Matthews serve as the Company’s officers, including the Company’s President, Treasurer and CCO.

 Matthews A Share Selections Fund, LLC

The Board oversees the services provided by Matthews, including certain risk management functions. Risk management is a broad concept that can cover many elements. The Board handles its review of different elements and types of risks in different ways. In the course of providing oversight, the Board and the committees receive reports on the Funds’ activities, including regarding each Fund’s investment portfolio and the Funds’ financial accounting and reporting. The Board also meets periodically with the Company’s CCO who reports on the compliance of the Funds with the federal securities laws and the Company’s internal compliance policies and procedures. The Audit Committee’s meetings with the Funds’ independent auditors also contribute to the Board’s oversight of certain internal control risks. In addition, the Board meets periodically with the Portfolio Managers of the Funds to receive reports regarding the management of the Funds, including certain investment and operational risks. Because the Board has delegated the day-to-day activities of the Funds to Matthews and other service providers, the risk management oversight provided by the Board can mitigate but not eliminate the identified risks. Not all risks that may affect a Fund can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of a Fund or Matthews, its affiliates or other service providers.

Directors and Officers

The Directors and executive officers of the Funds, their years of birth, business addresses, principal occupations during the past five years and other directorships held are set forth below. The “Fund Complex” refers to the four Funds comprising the Company. The address of each Director and executive officer of the Company is Four Embarcadero Center, Suite 550, San Francisco, CA 94111.

 Matthews A Share Selections Fund, LLC

Name and Year of Birth	Position(s) Held with the Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Trusteeships/ Directorships (number of portfolios) Held by Director During Past 5 Years
INDEPENDENT DIRECTORS
Geoffrey H. Bobroff Born 1944	Chairman of the Board and Director	Since 2013	President, Bobroff Consulting, Inc. (since 1993).	[1]	Chairman of the Board of Trustees and Trustee (since 2006), Matthews International Funds d/b/a Matthews Asia Funds (15 Portfolio).
Richard K. Lyons Born 1961	Director	Since 2013	Dean (since 2008), Haas School of Business, UC Berkeley; Chief Learning Officer (2006-2008), Goldman Sachs.	[1]	Trustee (since 2010), Matthews International Funds d/b/a Matthews Asia Funds (15 Portfolio).
Rhoda Rossman Born 1958	Director	Since 2013	Vice President, Corporate Investment Officer (2007- 2010); and Senior Vice President and Treasurer (2003-2007), The PMI Group, Inc.	[1]	Trustee (since 2006), Matthews International Funds d/b/a Matthews Asia Funds (15 Portfolio).
Toshi Shibano Born 1950	Director	Since 2013	President, Strategic Financial Literacy, Inc. (since 1995); Adjunct Professor, Columbia Graduate School of Business (since 2000); Faculty, General Electric John F. Welch Leadership Development Center (since 2000); Executive Education Lecturer, Haas School of Business, UC Berkeley (since 1995).	[1]	Trustee (since 2003), Matthews International Funds d/b/a Matthews Asia Funds (15 Portfolio).
Jonathan F. Zeschin Born 1953	Director	Since 2013	Partner and Founder, Essential Investment Partners, LLC (since 2009); President, Essential Advisers Inc. (since 2000); Managing Partner, JZ Partners LLC (since 1998).	[1]	Trustee (since 2007), Matthews International Funds d/b/a Matthews Asia Funds (15 Portfolio); Independent Chairman of the Board of Trustees, DCA Total Return Fund (2005-2011) (1 Portfolio) and DCW Total Return Fund (2006-2010) (1 Portfolio); Independent Trustee, ICON Funds (2002-2007) (17 Portfolios).
INTERESTED DIRECTOR[2]
G. Paul Matthews Born 1956	Director	Since 2013	Director and Portfolio Manager (since 2009), Chairman and Portfolio Manager (1991-2009), Chief Investment Officer (1991-2007), Matthews; President, Matthews International Funds d/b/a Matthews Asia Funds (1994-2007).	[1]	Trustee (since 2007), Matthews International Funds d/b/a Matthews Asia Funds (15 Portfolio); Director (since 2004), Matthews Asian Selections Funds Plc (1 Portfolio).

1	Each Director serves for an indefinite term, until retirement age or until his/her successor is elected.
2	This Director is considered an “interested person” of the Company as defined under the 1940 Act either because of an ownership interest in Matthews or an office held with the Company or Matthews.

 Matthews A Share Selections Fund, LLC

Name and Year of Birth	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS WHO ARE NOT DIRECTORS[1]
William J. Hackett Born 1967	President	Since 2013	Chairman (since 2010), Matthews Asia Funds Société d’investissement à capital variable, Luxembourg; Director (since 2010), Matthews Global Investors S.àr.l., Luxembourg; Director (since 2009), Matthews Asian Selections Funds, PLC, Dublin, Ireland; Chief Executive Officer (since 2009), President and Secretary (since 2007), Matthews; President (since 2008), Matthews International Funds d/b/a Matthews Asia Funds; Partner (2002-2007), Deloitte & Touche, LLP.
John P. McGowan Born 1964	Vice President and Secretary	Since 2013	Director (since 2010), Matthews Asia Funds Société d’investissement à capital variable, Luxembourg; Director (since 2010), Matthews Global Investors S.àr.l., Luxembourg; Senior Vice President of Business Administration (since 2009), Chief Administrative Officer (2007-2008), Chief Operating Officer (2004-2007), Matthews; Vice President and Secretary (since 2005), Matthews International Funds d/b/a Matthews Asia Funds; Director (since 2004), Matthews Asian Selections Funds, PLC, Dublin, Ireland.
Shai Malka Born 1973	Treasurer	Since 2013	Vice President of Fund Accounting and Operations (since 2010), Senior Manager of Fund Accounting and Operations (2004-2009), Matthews; Treasurer (since 2005), Matthews International Funds d/b/a Matthews Asia Funds.
Timothy B. Parker Born 1958	Vice President and Assistant Secretary	Since 2013	Vice President (since 2008), Matthews International Funds d/b/a Matthews Asia Funds; General Counsel (since 2005), Matthews; Director (since 2010), Matthews Asia Funds Société d’investissement à capital variable, Luxembourg; Director (since 2010), Matthews Global Investors S.àr.l., Luxembourg; Managing Member (since 2011), Matthews Global Investors (U.S.), LLC.
Manoj K. Pombra Born 1964	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2013	Chief Compliance Officer and Anti-Money Laundering Officer (since 2005), Matthews International Funds d/b/a Matthews Asia Funds; Chief Compliance Officer and Anti-Money Laundering Officer (since 2005), Matthews.
Todd Lee Born 1968	Vice President	Since 2013	Senior Counsel (since 2011), Matthews; Senior Counsel (2007-2011), SVB Financial Group.

1.	Each officer serves at the pleasure of the Board. Each officer is considered an “interested person” of the Company as defined under the 1940 Act either because of an ownership interest in Matthews or an office held with the Company of Matthews.

 Matthews A Share Selections Fund, LLC

Board Committees

Currently, the Board has an Audit Committee, a Nominating and Compensation Committee, and a Compliance Committee. Each committee is composed solely of the Independent Directors (currently, Messrs. Bobroff, Lyons, Shibano and Zeschin, and Ms. Rossman). The Chairman and functions of each committee are set forth below.

Audit Committee Mr. Zeschin, Chairperson	The Audit Committee has the responsibility, among other things, to (1) recommend the selection of the Funds’ independent registered public accounting firm; (2) review and approve the scope of the independent registered public accounting firm’s audit activity; (3) review the financial statements which are the subject of the independent registered public accounting firm’s certifications; and (4) review with such independent registered public accounting firm the adequacy of the Funds’ basic accounting system and the effectiveness of the Funds’ internal accounting controls.

Nominating and Compensation Committee Ms. Rossman, Chairperson	The Nominating and Compensation Committee has the responsibility, among other things, to consider and nominate new Directors to serve on the Board and to annually review and consider the compensation of the Board as well as the compensation of the CCO. The responsibility to review and consider compensation may be handled by all the Independent Directors rather than formally by this Committee. The Nominating and Compensation Committee does not currently consider nominations from Investors, but will do so if required by any applicable law, in which case the Nominating and Compensation Committee will provide Investors with information as to how their nominations may be submitted for consideration.

Compliance Committee Mr. Shibano, Chairperson	The Compliance Committee has the responsibility, among other things, to (1) oversee the implementation of the Company’s compliance program; (2) review the CCO’s administration of compliance policies and procedures; and (3) monitor responses to any regulatory action or inquiry.

 Matthews A Share Selections Fund, LLC

Information about Each Director’s Qualifications, Experience, Attributes or Skills

The Board took into account a variety of factors in the selection of candidates to serve as a Director, including the composition of the Board. Generally, no one factor was decisive in the selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with the other members of the Board; and (iii) how the individual’s skills, experience, and attributes would contribute to an appropriate mix of relevant skills and experience on the Board. In addition, the Directors also possess various other intangible qualities such as intelligence, work ethic, the ability to work together, to communicate effectively, to ask incisive questions and exercise judgment, and to oversee the business of the Company. The Board also considered, among other factors, the particular attributes described below with respect to the various individual Directors. The summaries set forth below as to the qualifications, attributes, and skills of the Directors are furnished in response to disclosure requirements imposed by the SEC, do not constitute any representation or guarantee that the Board or any Director has any special expertise or experience, and do not impose any greater or additional responsibility or obligation on, or change any standard of care of, any such person or on the Board as a whole than otherwise would be the case.

Mr. Bobroff has many years of experience as a recognized investment management industry consultant, including advising boards of directors and trustees of mutual funds in connection with their responsibilities, his familiarity with the legal and regulatory environment of mutual funds, and his service as an expert witness in legal proceedings related to mutual funds. He also has several years of experience serving on the Board of Trustees of the Matthews Funds.

Mr. Lyons has enjoyed and continues to enjoy a distinguished academic and professional career in fields relevant to business and the investment industry generally, as well as having many years of experience as a director and trustee of investment companies including over a decade in the past with the Matthews Funds.

Ms. Rossman has many years of experience as an investment professional specializing in portfolio management and is familiar with the analysis of investment strategy, trading, and performance results, as well as having several years of experience serving on the Board of Trustees of the Matthews Funds.

Mr. Shibano has many years of academic and professional business experience with prominent institutions and companies, much of which has related to financial matters. He also has roughly a decade of experience serving on the Board of Trustees of the Matthews Funds.

 Matthews A Share Selections Fund, LLC

Mr. Zeschin has many years of experience in the investment management and investment advisory industry, including substantial experience with mutual funds and service as an independent trustee and chairman, including several years of experience serving on the Board of Trustees of the Matthews Funds.

Mr. Matthews has extensive executive and industry experience as the founder and senior executive of Matthews, familiarity with Asian equity securities and markets, as well as experience serving on the Board of Trustees of the Matthews Funds since its inception.

Fund Ownership by Directors

The Interests of each Fund are owned exclusively by the corresponding Investing Fund. Accordingly, none of the Directors beneficially owns any Interest of any Fund.

As of [_________], 2013, none of the Independent Directors or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in Matthews, or in any person directly or indirectly controlling, controlled by, or under common control with Matthews.

Investors’ Voting Powers

On any matter submitted to a vote of Investors, all Interests shall be voted separately by the individual Fund, except that the Interests shall be voted in the aggregate and not by individual Fund when (i) required by the 1940 Act; or (ii) the Board has determined that the matters affect the interests of more than one Fund (e.g., the election of a new member to the Board). Each whole Interest is entitled to one vote as to any matter on which it is entitled to vote, and each fractional Interest is entitled to a proportionate fractional vote.

Approval of Investment Advisory Agreement

The Company has retained Matthews to manage the assets of each of the Funds pursuant to the Advisory Agreement, which has been approved by the Board, including the Independent Directors. Additional information regarding the Advisory Agreement may be found in the section entitled “Investment Advisory and Other Service Providers.” The Advisory Agreement has an initial term of two years for each Fund and continues in effect from year to year thereafter provided such continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding Interests of the respective Fund, or by the Board, and in either event, by a majority of the Independent Directors casting votes in person at a meeting called for such purpose. A discussion regarding the basis for the Board’s approval of the Advisory Agreement for each Fund will be available in the Funds’ Annual Report to Investors for the fiscal year ending December 31, 2013.

Compensation

The fees and expenses of the Independent Directors are allocated among the four series of the Company and paid by the Company. The following table shows the estimated fees that will be paid during the fiscal year ending December 31, 2013 to the Independent Directors for their service to the Funds and the total estimated compensation that will be paid to the Directors by the Fund Complex.

 Matthews A Share Selections Fund, LLC

Fiscal Year End of 12-31-13 (Estimated)
Independent Director	Estimated Aggregate Compensation from the Company	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Estimated Compensation From Fund Complex Paid to Directors
Geoffrey H. Bobroff	$[ ]	None	None	$[ ]
Richard K. Lyons	$[ ]	None	None	$[ ]
Rhoda Rossman	$[ ]	None	None	$[ ]
Toshi Shibano	$[ ]	None	None	$[ ]
Jonathan F. Zeschin	$[ ]	None	None	$[ ]

No officer or employee of Matthews receives any compensation from the Funds for acting as an officer or employee of the Company. The officers of the Company receive no compensation directly from the Funds for performing the duties of their offices. Neither the Directors nor the officers of the Company receive any pension or retirement benefits from the Funds.

Code of Ethics

The Company and Matthews have adopted a written code of ethics (the “Code of Ethics”) pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder and Rule 204A-1 under the Advisers Act. The Code of Ethics requires certain persons with access to investment information (“Access Persons”) to obtain prior clearance before engaging in certain personal securities transactions. Transactions must be executed generally within 2 business days of clearance. In addition, all Access Persons must report their personal securities transactions within 10 days after the end of each calendar quarter or becoming an Access Person, and file an annual statement within 45 calendar days with respect to their personal securities holdings. Access Persons and members of their immediate family are prohibited from directly or indirectly acquiring beneficial ownership in any Asia Pacific security (including China A Shares and excluding ownership of shares of an investment company registered under the 1940 Act). Any material violation of the Code of Ethics is reported to the Board. The Board also oversees the administration of the Code of Ethics. The Code of Ethics is on file with the SEC.

Proxy Voting Policies and Procedures

The Board has delegated to Matthews the authority to vote proxies of companies held in each Fund’s portfolio. Matthews has adopted written Proxy Voting Policies and Procedures (“Proxy Policies”) to assist it in evaluating shareholder proposals. Matthews has retained the services of an independent proxy consultant, Institutional Shareholder Services, a division of RiskMetrics Group, Inc. (“ISS”), to receive and evaluate shareholder proposals, apply the Proxy Policies, effect proxy votes and maintain appropriate records.

 Matthews A Share Selections Fund, LLC

For significant corporate matters, such as establishing pension or profit sharing plans, proposed mergers and acquisitions, and sales of assets, the Proxy Policies establish guidelines for evaluating the facts and circumstances of the particular proposal. In such circumstances, Matthews evaluates the proposal in light of the best interests of a Fund and its Investor and votes accordingly. With respect to other more routine matters, the Proxy Policies may establish certain standards that, if satisfied, will result in a vote for or against a proposal. Routine matters include (i) election of directors; (ii) approval of auditors; (iii) approval of dividends and distributions; (iv) confidential voting; and (v) limitation on charitable contributions or fees paid to professional advisors. However, even in these circumstances, Matthews reserves the right to evaluate each proposal individually, and to vote on the matter in a manner that Matthews believes is in the best interest of a Fund or its Investor (even if that vote is inconsistent with the Proxy Policies). For example, while Matthews generally votes in favor of management’s nominees for a board of directors, it may vote against management nominees if it believes that the board was entrenched or otherwise not acting in the best interests of shareholders. Matthews generally votes in the same manner for each of its clients that hold a security, subject to the individual objectives of each client. As a result, Matthews may vote in favor of a proposal for certain clients while voting against the same proposal for other clients. Matthews also reserves the right to revise, alter or supplement the Proxy Policies from time-to-time, which may result in different votes on similar issues over time.

There may be circumstances in which Matthews believes that refraining from voting on a matter submitted to shareholders is in the best interests of the Funds or its Investor, such as when the cost of voting the proxy exceeds the expected benefit to the client. Similarly, voting on shareholder matters in China may be subject to restrictions (including registration procedures that may result in a holding becoming illiquid for a period of time) and limitations that impede or make impractical the exercise of shareholder rights. Such limitations may include (i) untimely or inadequate notice of shareholder meetings; (ii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iii) in person voting requirements; (iv) restrictions on the sale of securities for periods surrounding the shareholder meeting (“share blocking”); (v) granting local agents powers of attorney to facilitate voting instructions; (vi) proxy materials or ballots not being readily available; and (vii) proxy materials or ballots not being available in English.

There may be circumstances in which Matthews has or may be perceived to have a conflict or potential conflict of interest in voting on particular matters. Matthews attempts to minimize this potential by utilizing an independent consultant to monitor and apply the Proxy Policies. The Proxy Policies also provide for monitoring of conflicts and potential conflicts of interest circumstances. When a material conflict of interest is identified, Matthews (i) votes proxies in accordance with a pre-determined policy; (ii) votes proxies based upon the recommendations of an independent third party; (iii) advises the Board of the circumstances, seeks its direction, and votes accordingly; or (iv) takes other actions as may be appropriate in the particular circumstances.

In addition to providing research and other proxy voting services, ISS, through its Corporate Services Division, offers products and services to issuers of proxy solicitations consisting of advisory and analytical services, self-assessment tools and publications. ISS has represented that employees of its Corporate Services Division are not involved in ISS’ analysis of filed proxy proposals or preparation of vote recommendations. Nonetheless, ISS has adopted policies and procedures to guard against and to resolve any conflicts of interest that may arise in connection with its provision of research analyses, vote recommendations and voting services to Matthews.

 Matthews A Share Selections Fund, LLC

Information regarding how the Funds vote proxies relating to portfolio securities during the 12-month period ending June 30, 2013 will be available (1) without charge, by visiting matthewsasia.com, (2) by calling the Fund at (800) 789-ASIA (2742) and (3) on the SEC’s website at sec.gov.

Control Persons and Principal Holders of Securities

As shown in the table below, each Investing Fund owns 100% of the Interests of the Fund in which such Investing Fund invests and is a control person of such Fund. None of the Directors or officers beneficially owns any Interest of any Fund.

Fund	Account Holders Name, Address	Percentage of Shares
Matthews China Fund (USA) Series	Matthews China Fund Four Embarcadero Center, Ste 550 San Francisco, CA 94111-5912	100%

Investment Advisor, Underwriter and Other Service Providers

Investment Advisor

Currently the Company employs only one investment advisor, Matthews International Capital Management, LLC. LM Matthews Holdings III, LLC and LM Matthews Holdings III-A, LLC, which are special purpose entities controlled by Lovell Minnick Partners, LLC (collectively, “Lovell Minnick”), an investment firm, have a collective ownership interest of 25.3% in Matthews. City National Corporation, a holding company for a bank and other financial services companies (including a broker-dealer and wholly or partially owned investment advisers, “City”), has an ownership interest of 10%-25% in Matthews. G. Paul Matthews (who is a Portfolio Manager and a Managing Member of Matthews) has an ownership interest of 10%-25% in Matthews. A representative of each of Lovell Minnick and City as well as Mr. Matthews are members of the Board of Directors of Matthews. Because of their ownership of, or positions with, Matthews, each of Lovell Minnick, City, and Mr. Matthews may, for certain purposes, be deemed to be affiliated with or in control of Matthews. In addition, Mr. Matthews is a Director of the Funds. For these reasons, Mr. Matthews may be deemed to be an affiliated person of the Funds.

Matthews performs its duties and is paid pursuant to the Investment Advisory Agreement, dated [________], 2013, as amended, with the Funds (the “Advisory Agreement”). Some of the terms of the Advisory Agreement are set by the 1940 Act, such as the annual review and renewal of the Advisory Agreement by the Board after an initial two-year term and the termination by the Board without penalty on 60 days’ notice.

The advisory services provided by Matthews and the fees received by it for such services are described in the Memorandum. As stated in the Memorandum, Matthews may, from time-to-time, voluntarily waive its advisory fees and/or reimburse expenses with respect to one or more of the Funds, but is not obligated to do so.

 Matthews A Share Selections Fund, LLC

Under the Advisory Agreement, Matthews is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The terms of the Advisory Agreement provide that it will continue from year to year provided that it is approved at least annually by the vote of the holders of at least a majority of the outstanding Interests of each Fund, or by the Board, including a majority of the Independent Directors. The Advisory Agreement may be terminated with respect to a Fund by vote of the Board or by the holders of a majority of the outstanding voting securities of that Fund, at any time without penalty, on 60 days’ written notice to Matthews. Matthews may also terminate its advisory relationship with respect to a Fund on 60 days’ written notice to that Fund. The Advisory Agreement can only be assigned with prior Investor approval. In the event that the Advisory Agreement is assigned without Investor approval, the Advisory Agreement automatically terminates.

Under the Advisory Agreement, each Fund is responsible for payment of all of its expenses except those specifically assumed by Matthews or another third party, including payment of the following expenses:

1.	The fees and expenses of the Independent Directors;

2.	The salaries and expenses of any of the Funds’ officers or employees who are not affiliated with Matthews;

3.	Interest expenses;

4.	Taxes and governmental fees;

5.	Brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities;

6.	The expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions;

7.	Accounting and legal costs;

8.	Insurance premiums;

9.	Fees and expenses of the Funds’ custodian, administrator and transfer agent and any related services;

10.	Expenses of obtaining quotations of the Funds’ portfolio securities and of pricing the Funds’ shares;

11.	Expenses of maintaining the Funds’ legal existence and of Investor meetings;

12.	Expenses of preparation and distribution to existing Investors of reports, proxies and prospectuses;

13.	Fees and expenses of membership in industry organizations; and

14.	Expenses related to the development and maintenance of the Funds’ Compliance Program as required by the 1940 Act.

 Matthews A Share Selections Fund, LLC

The ratio of each Fund’s expenses to its relative net assets can be expected to be higher than the expense ratio of a fund investing solely in domestic securities, since the cost of maintaining the custody of foreign securities is generally higher than comparable expenses for such other funds and the rate of investment management fees paid by each Fund may also be higher than the comparable expenses of such other funds.

General expenses of the Company such as costs of maintaining corporate existence, legal fees, insurance, etc., and expenses shared by the Funds, will be allocated among the Funds on a basis deemed fair and equitable by the Board, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenses which relate exclusively to a particular Fund, such as certain registration fees, brokerage commissions and other portfolio expenses, will be borne directly by that Fund.

Under the Advisory Agreement, no management fees are currently charged to a Fund because Matthews is compensated directly by the corresponding Investing Fund, the sole Investor of that Fund, on assets of the Investing Fund invested in that Fund. Similarly, no management fees are expected to be charged to a series of the Company whose Investing Fund is an Other Fund that is registered. A management fee may be charged to a series of the Company whose Investing Fund is an Other Fund that is not registered . If at any time management fees are charged to a Fund whose Investing Fund is a Matthews Fund or an Other Fund that is registered, any assets of such Investing Fund invested in the Fund will not be counted for purposes of calculating such Investing Fund’s management fees payable to Matthews so that Matthews will not receive separate fees for managing the same assets, except that any such assets will be applied and counted as such Investing Fund’s assets for purposes of applying breakpoints, if any, under such Investing Fund’s advisory contract with Matthews.

[In addition, under the Services Agreement (as defined below), the Funds pay Matthews a fee for administrative and Investor services. See “Investor Servicing and Administration,” on page [__].]

Portfolio Managers

The following table shows information regarding other accounts managed by the Funds’ Portfolio Managers as of [_________], 2013.

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Richard H. Gao Portfolio Manager of the Matthews China Fund (USA) Series	Registered Investment Companies	--	$--	--	$--
	Other Pooled Investment Vehicles	[__]	$[________]	--	$--
	Other Accounts	[__]	$[________]	--	$--
	Other Accounts	--	$--	--	$--
Henry Zhang, CFA Portfolio Manager of the Matthews China Fund (USA) Series	Registered Investment Companies	--	$--	--	$--
	Other Pooled Investment Vehicles	--	$--	--	$--
	Other Accounts	--	$--	--	$--

 Matthews A Share Selections Fund, LLC

Portfolio Managers’ compensation consists of a combination of base salary, fixed and discretionary bonuses, participation in the equity or revenues of the firm, and participation in benefit plans, which are generally available to all salaried employees. Compensation is structured to emphasize the success of both Matthews and the individual employee. Compensation is not linked to the distribution on the Interests of the Funds. Key elements of compensation are detailed below:

Base Salary	Each Portfolio Manager receives a fixed base salary that takes into account his or her experience and responsibilities and is intended to be competitive with salaries offered by other similar firms.

Bonus	Matthews emphasizes teamwork and a focus on client needs. Bonuses are structured to emphasize those principles and are based on a number of factors including the profitability of Matthews and the employee’s contributions to the firm, such as the pre-tax performance of accounts managed by the employee, leadership position in the firm and participation in firm marketing efforts and other activities. Performance is generally considered on an absolute basis over longer periods (five to ten years). However, market conditions and performance relative to the benchmark or peer group of a Fund or other account may also be considered.

Other Compensation	Certain Portfolio Managers may receive compensation in the form of equity interests in Matthews or cash payments based upon a percent of Matthews’ revenues. Matthews is a private limited liability company that provides pass-through treatment. Accordingly holders of equity interests may be allocated portions of Matthews’ profits and losses, and may receive cash distributions. Such distributions may be made subject to certain required distributions and payments, Matthews’ working capital requirements and similar considerations.

Benefit Programs	Portfolio Managers participate in benefit plans and programs available generally to all employees.

Although certain Portfolio Managers may manage other accounts, because the Company is the only investment vehicle through which Matthews may invest in China A Shares for its clients, the management of other accounts by certain Portfolio Managers is not expected to create any material conflict of interest.

 Matthews A Share Selections Fund, LLC

Because the Interests of each Fund are owned exclusively by the corresponding Investing Fund, none of the Portfolio Managers beneficially owns any Interest of any Fund.

Principal Underwriter

Because the Interests will be offered only in private placement transactions to Matthews’ clients that are Accredited Investors as well as Qualified Purchasers, no underwriter has been retained for the distribution of the Interests.

Investor Servicing and Administration and other Service Providers

Investor Servicing and Administration

[Under an Administration and Investor Services Agreement between the Company, on behalf of each Fund, and Matthews, effective [_____], 2013 (the “Services Agreement’), each Fund pays an annual administration and Investor servicing fee to Matthews, as a percentage of the average daily net assets of that Fund. For the Matthews China Fund (USA) Series, this percentage is [__]%. As the Funds have not yet commenced operations, no fees under the Services Agreement have been paid to Matthews.]

Transfer Agency and Administration

[BNY Mellon is currently located at 760 Moore Road, King of Prussia, PA 19406 and provides transfer agency, dividend disbursing agent and certain administrative services for the Funds pursuant to an Investment Company Services Agreement, dated as of [_______], 2013 (the “Investment Company Services Agreement”). As part of these services, BNY Mellon maintains records pertaining to the sale, redemption and transfer of each Fund’s Interests, distributes each Fund’s cash distributions, if any, to its Investor, computes the NAVs of the Funds’ Interests, maintains certain of the Funds’ books and financial records, coordinates the payment of Fund-related expenses through the custodian, prepares agendas and resolutions for quarterly Board meetings, and maintains the Company’s corporate records. As the Funds have not yet commenced operations, no fees under the Investment Company Services Agreement have been paid to BNY Mellon.]

Custodians

Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109, is the custodian of the Company’s assets pursuant to a Custodian Agreement, dated as of [________], 2013 (the “Custodian Agreement”). Under the Custodian Agreement, Brown Brothers Harriman & Co. (i) maintains a separate account or accounts in the name of each Fund, (ii) holds and transfers portfolio securities on account of each Fund, (iii) accepts receipts and makes disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distributions on account of each Fund’s securities, and (v) makes periodic reports to the Board concerning each Fund’s operations.

 Matthews A Share Selections Fund, LLC

Counsel to the Company

Paul Hastings LLP, 55 Second Street, 24th Floor, San Francisco, CA 94105, serves as counsel to the Company.

Independent Registered Public Accounting Firm

[   ], [                                          ], San Francisco, CA 94111, serves as the independent registered public accounting firm of the Company. The firm provides audit services and assistance and consultation with respect to regulatory filings with the SEC. The books of each Fund will be audited at least once each year by [                         ].

Brokerage Allocation and Other Practices

Matthews is responsible for effecting portfolio transactions and will do so in a manner deemed fair and reasonable to the Funds.

Although regulations adopted by the CSRC and SAFE allow Matthews, as a QFII, to deal through up to three Chinese brokers per Chinese Exchange, currently due to system constraint of the Chinese Exchanges, Matthews can only appoint one Chinese broker per Chinese Exchange. Accordingly, once a Chinese broker is designated to execute trades on behalf of the Funds, Matthews has no flexibility to choose among brokers to execute a particular trade for the Funds. In selecting the Chinese broker for a Chinese Exchange for the execution of trades for the Funds, Matthews may consider a number of factors, including, for example, net price, reputation, financial strength and stability, efficiency of execution and error resolution, block trading and block positioning capabilities, willingness to execute related or unrelated difficult transactions in the future and other matters involved in the receipt of brokerage services generally.

The following discussion applies to the extent Matthews may in the future be permitted to deal with more than one Chinese broker.

The primary consideration in all portfolio transactions will be seeking the best execution of the transaction taking into account the net proceeds of the transaction as well as qualitative factors.

In selecting and monitoring broker-dealers and negotiating commissions, Matthews may consider various factors as noted above.

Matthews may also purchase from a broker or allow a broker to pay for certain execution-related and research services, including economic and market information, portfolio strategy advice, industry and company comments, technical data, recommendations, general reports, consultations, performance measurement data, on-line pricing and news services.

Matthews may cause the Funds to pay a brokerage commission in excess of that which another broker-dealer might charge for effecting the same transaction in recognition of the value of these execution-related and research services. In such a case, however, Matthews will determine in good faith that such commission is reasonable in relation to the value of brokerage and research provided by such broker-dealer, viewed in terms of either the specific transaction or Matthews’ overall responsibilities to the portfolios over which Matthews exercises investment authority. Research services furnished by brokers through whom Matthews intends to effect securities transactions may be used in servicing all of Matthews’ accounts; not all of such services may be used by Matthews in connection with accounts that paid commissions to the broker providing such services. In conducting all of its soft dollar relationships, Matthews will seek to take advantage of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934, as amended.

 Matthews A Share Selections Fund, LLC

As the Funds have not yet commenced operations, no brokerage commissions have been paid by the Funds.

The Interests

The Interests of each Fund, each without par value, are held exclusively by the corresponding Investing Fund. An Interest of a Fund is identical in all respects with every other Interest of that Fund and represents an undivided beneficial interest in the assets of that Fund. The NAV of the Interests held by an Investor of a Fund shall be calculated in the same manner as the NAV of the Interests held by other Investors of other Funds and, in such manner, may be used to determine each Investor’s proportionate voting power on matters to be voted upon by all Investors. Each Interest shall be entitled to receive distributions, if any, and allocations.

The Company and/or a Fund may be dissolved by the written election of the Board, in its sole discretion, upon notice to all applicable Investor(s). In the event of the dissolution or other termination of a Fund, the Investor of the Fund is entitled to receive the underlying assets of the Fund available for distribution, if any.

All Interests, when issued, are fully paid and non-assessable.

The validity of the Interests offered by this registration statement has been passed on by Paul Hastings LLP, 55 Second Street, 24th Floor, San Francisco, CA 94105.

All accounts will be maintained in book-entry form, and no certificates will be issued for any Interest.

Purchase, Redemption and Pricing of the Interests

Purchase of the Interests

The Interests will be offered only in private placement transactions to Matthews’ clients that are Accredited Investors as well as Qualified Purchasers.

Determination of Net Asset Value

Generally, the NAV per share of each Fund will be determined as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The Funds do not determine NAV on days that the NYSE is closed and at other times described in the Memorandum. However, the Funds may, under extraordinary circumstances, calculate the NAV of their respective Interests on days on which the NYSE is closed for trading. The NYSE is closed on the days on which the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

 Matthews A Share Selections Fund, LLC

The China A Shares held by the Funds may be traded on days and at times when the NYSE is closed and the NAVs of the Funds are therefore not calculated. The NAV of a Fund may be significantly affected on those days. Conversely, the Chinese Exchanges may be closed on days and at times when the NYSE is open for trading. In that event, the China A Shares in which the relevant Funds invest will be fair valued in accordance with the Pricing Policies approved by the Board (the “Pricing Policies”) so that the NAVs of the investing Matthews Funds may be calculated.

The China A Shares in which the Funds invest generally trade in liquid markets, and prices on the Chinese Exchanges reflect the amount (in Chinese renminbi) that could be obtained upon sales of China A Shares. Because proceeds from sales of China A Shares cannot be immediately repatriated to a Fund, the value of the Fund’s holdings in China A Shares will take into account all relevant facts and circumstances, which will be applied under the oversight of the Company’s valuation committee in accordance with delegated authority and the Pricing Policies. Market quotations of the China A Shares are provided by pricing services that are independent of the Funds and Matthews. China A Shares are valued as of the close of trading of the Chinese Exchanges on which they trade. The Funds may also utilize independent pricing services to assist it in determining a current market value for each security based on sources believed to be reliable.

The values in renminbi of the China A Shares held by a Fund will be converted to U.S. dollars using exchange rates determined as of the close of trading on the NYSE and in accordance with the Pricing Policies. The Funds generally use the foreign currency exchange rates deemed to be most appropriate by a foreign currency pricing service that is independent of the Funds and Matthews.

The Funds have a Valuation Committee, comprised of at least one Director of the Company, as well as certain employees of Matthews (some of whom may also be officers of the Funds), which reviews and monitors the Pricing Policies. The Valuation Committee is responsible for determining the fair value of the Funds’ securities as needed in accordance with the Pricing Policies and performs such other tasks as the Board deems necessary. The Valuation Committee meets on an ad hoc basis to discuss issues relating to the valuation of securities held by the Funds. Valuation Committee members are required to report actions taken at their meetings at the next scheduled Board meeting following the Valuation Committee’s meeting.

Pursuant to the Pricing Policies, the Funds value any exchange-traded security for which market quotations are unavailable or have become unreliable at that security’s fair market value. In general, the fair value of such securities is determined, in accordance with the Pricing Policies and subject to the Board’s oversight, by a pricing service retained by the Funds that is independent of the Funds and Matthews. There may be circumstances in which the Funds’ independent pricing service is unable to provide a reliable price of a security. In addition, when establishing a security’s fair value, the independent pricing service may not take into account events that occur after the close of the Chinese Exchanges but prior to the time the Funds calculate their NAVs. Similarly, there may be circumstances in which the currency exchange rate for renminbi is deemed inappropriate for use by the Funds or multiple appropriate rates exist. In such circumstances, the Board has delegated the responsibility of making fair-value determinations to the Valuation Committee. In these circumstances, the Valuation Committee will determine the fair value of a security, or a fair exchange rate, in good faith, in accordance with the Pricing Policies and subject to the oversight of the Board. When fair value pricing is employed (whether through the Funds’ independent pricing service or the Valuation Committee), the prices of a security used by a Fund to calculate its NAV typically differ from quoted or published prices for the same security for that day. In addition, changes in a Fund’s NAV may not track changes in published indices of, or benchmarks for, China A Shares. Similarly, changes in a Fund’s NAV may not track changes in the value of closed-end investment companies, exchange-traded funds or other similar investment vehicles.

 Matthews A Share Selections Fund, LLC

Assets or liabilities initially expressed in terms of renminbi are translated prior to the next determination of the NAV of the Funds’ Interests into U.S. dollars at the prevailing market rates, as determined in accordance with the Pricing Policies.

Redemption in Kind

The Company may, if permitted by applicable Chinese law, pay a redemption with the securities held in the Fund’s portfolio. If this occurred, the Investor receiving these portfolio securities would incur transaction charges if such Investor were to convert the securities into cash.

[Equalization

For any of its fiscal years, an Investing Fund may use an accounting method (known as “equalization”) that is designed to allocate equitably the tax burden of that Investing Fund to all of its shareholders regardless of when during a tax year an individual shareholder redeemed (if ever) his or her shares of the Investing Fund. Equalization allocates a pro rata share of taxable income to departing shareholders when they redeem shares of an Investing Fund, reducing the amount of the distribution to be made to remaining shareholders of the Investing Fund.]

Dividends and Distributions

A Fund may make a distribution of its gains or income in the discretion of Matthews but is not required to, and may not, make such a distribution in any given year. Any dividends or distributions paid by the Funds have the effect of reducing the NAV per share on the record date by the amount of the dividends or distributions.

Taxation of the Funds

In General

The Company does not expect to pay separate U.S. federal income tax with respect to the income or gains it distributes to Investors.

Investors may be subject to federal, state, local and non-U.S. income taxes on distributions made by the Funds. Part of a distribution may include realized capital gains, which may be taxed at different rates depending on how long the applicable Fund has held specific securities. Distributions of net investment income and net capital gains, if any, will be taxable to Investors without regard to how long an Investor has held the Interests of a Fund. Dividends paid by the Funds may qualify in part for the dividends received deduction for corporations.

 Matthews A Share Selections Fund, LLC

Chinese Tax Issues

The taxation on dividends and capital gains derived by nonresident enterprises was largely changed when China adopted the unified Enterprise Income Tax law effective as of January 1, 2008. Although the Chinese authorities have issued various tax circulars since then to provide the much-needed clarification, the tax treatment of capital gains derived by nonresident enterprises, such as the Funds, on shares issued by a Chinese resident company remains unclear. To the extent that such taxes are imposed on dispositions of holdings of the Funds, the Funds’ returns would be adversely impacted.

The Funds consider the impact of foreign tax laws and regulations, as well as withholding, particularly those of China and foreign jurisdictions in which prospective and existing Investing Funds are organized, when considering investment decisions. The above discussion and the related discussion in the Memorandum are not intended to be complete discussions of all applicable tax consequences that may affect an investment in the Funds. Investors are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes, as well as any foreign tax implications.

Other Information

Statements contained in the Memorandum or in this SAI as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Memorandum and this SAI form a part. Each such statement is qualified in all respects by such reference.

Investor Inquiries

Inquiries regarding the Funds may be directed to Matthews at (800) 789-ASIA (2742).

Matthews A Share Selections Fund, LLC

MATTHEWS A SHARE SELECTIONS FUND, LLC

Form N-1A

Part C - Other Information

Item 28.               Exhibits

(a)	Certificate of Formation filed July 16, 2012 is filed herewith.

(b)	Form of the Amended and Restated Limited Liability Company Operating Agreement dated February 4, 2013 is filed herewith.

(c)	Not Applicable.

(d)	Investment Advisory Agreement between Matthews A Share Selections Fund, LLC and Matthews International Capital Management, LLC, dated ___________, 2013, to be filed by amendment.

(e)	Not applicable under General Instruction B.2(b).

(f)	Not Applicable.

(g)	Custodian Agreement between Matthews A Share Selections Fund, LLC and __________________________, dated __________, 2013, to be filed by amendment.

(h)(1)	Investment Company Services Agreement between Matthews A Share Selections Fund, LLC and _____________________, dated __________, 2013, to be filed by amendment.

(h)(2)	Administration and Investor Services Agreement between Matthews A Share Selections Fund, LLC and Matthews International Capital Management, LLC, dated __________, 2013, to be filed by amendment.

(h)(3)	Operating Expenses Agreement between Matthews A Share Selections Fund, LLC and Matthews International Capital Management, LLC, dated __________, 2013, to be filed by amendment.

(i)	Not applicable under General Instruction B.2(b).

(j)	Not applicable under General Instruction B.2(b).

(k)	Not applicable under General Instruction B.2(b).

(l)	Not applicable.

(m)	Not applicable.

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(n)	Not applicable.

(o)	Not applicable.

(p)(1)	Code of Ethics of Matthews A Share Selections Fund, LLC, Matthews Asia Funds and Matthews International Capital Management, LLC, as amended ____________, 2013, to be filed by amendment.

(q)	Power of Attorney dated February 6, 2013 is filed herewith.

Item 29.               Persons Controlled by or Under Common Control with the Registrant

Not Applicable.

Item 30.               Indemnification

Section 3.9 of the Registrant’s Operating Agreement provides as follows:

3.9                        Liability, Indemnification.

(a)	A Director, when acting in such capacity, shall not be personally liable to any person other than the Company, a Series or a Member for any act, omission or obligation of the Company or any Director. A Director shall not be liable for any act or omission in his or her capacity as Director, or for any act or omission of any Officer or employee of the Company or of any other person or party, provided, however, that nothing contained herein or in the Act shall protect any Director against any liability to the Company, a Series or to Members to which he or she would otherwise be subject by reason willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Director hereunder. The Officers, employees and agents of the Company, including the Investment Adviser and its officers, employees and agents, shall not be liable for any act or omission in his, her or its official or individual capacity to the Company, a Series, its Members or to any Director, Officer, employee, or agent thereof, provided, however, that nothing contained herein or in the Act shall protect the Officers, employees and agents of the Company, including the Investment Adviser and its officers, employees and agents, against any liability to the Company, a Series or to Members to which he, she or it would otherwise be subject by reason willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his, her or its duties. The appointment, designation or identification of a Director as Chairman of the Directors, a member or chair of a committee of the Directors, an expert on any topic or in any area (including an audit committee financial expert), or any other special appointment, designation or identification of a Director, shall not impose on that Person any standard of care or liability that is greater than that imposed on that Person as a Director in the absence of the appointment, designation or identification, and no Director who has special skills or expertise, or is appointed, designated or identified as aforesaid, shall be held to a higher standard of care by virtue thereof.

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(b)	The Company shall indemnify each of its Directors and Officers, including former Directors and Officers (hereinafter referred to as an “Indemnified Party”) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he or she may be involved or with which he or she may be threatened, while as a Director or Officer or thereafter, by reason of his or her being or having been such a Director or Officer except with respect to any matter as to which he or she shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties, provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless either (i) the Company shall have received a written opinion from independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry), approved by the Directors to the effect that if either the matter of willful misfeasance, bad faith, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person, or (ii) indemnification is approved, after notice that it involves such indemnification, by at least a majority of the Independent Directors acting on the matter (provided that a majority of the Independent Directors then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Indemnified Party is not liable to the Company, a Series or its Members by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The rights accruing to any person under these provisions shall not exclude any other right to which he or she may be lawfully entitled, provided, however, that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Company or a Series.

(c)	The Company shall have the power to indemnify representatives and employees of the Company to the same extent that Directors and Officers are entitled to indemnification pursuant to this Section 3.9.

(d)	The Directors may authorize advance payments in connection with the indemnification under this Section 3.9, provided, however, that either (i) the Indemnified Party shall have given a written undertaking to reimburse the Company in the event it is subsequently determined that he or she is not entitled to such indemnification, (ii) the Company shall be insured against losses arising from any such advance payments or (iii) either a majority of the Independent Directors acting on the matter (provided that a majority of the Independent Directors then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Indemnified Party will be found entitled to indemnification under this Section 3.9.

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(e)	The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Indemnified Party may be entitled. As used in this Section 3.9, the term “Indemnified Party” shall include such Person’s heirs, executors and administrators and an “Independent Director” is a Director who is not an “interested person” of the Company as defined in Section 2(a)(19) of the Investment Company Act (or who has been exempted from being an “interested person” by any rule, regulation or order of the SEC), and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Section 3.9 shall affect any rights to indemnification to which personnel of the Company or a Series, other than Directors or Officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Company to purchase and maintain liability insurance on behalf of any such person, provided, however, that the Company shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the Investment Company Act. For purposes of the determination or opinion referred to in clauses (b) and (c) of this Section 3.9, the majority of Independent Directors acting on the matter or independent legal counsel, as the case may be, shall be entitled to rely upon a rebuttable presumption that the Indemnified Party has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Indemnified Party’s office.

(f)	In case any Member or former Member shall be held to be personally liable solely by reason of his or her being or having been a Member and not because of his or her acts or omissions or for some other reason, the Member or former Members (or his or her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Company or a Series, as applicable, against all loss and expense arising from such liability.

(g)	All persons extending credit to, contracting with or having any claim against the Company or a Series shall look only to the assets of the Company or the Series, as applicable, for payment under such credit, contract or claim; and neither the Members nor the Directors, nor any of the Company’s Officers, employees or agents, whether past, present or future, shall be personally liable therefor. Nothing in this Agreement shall protect any Director against any liability to which such Director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Director. Every note, bond, contract, instrument, certificate or undertaking made or issued on behalf of the Company or a Series by the Board of Directors, by any Officers or Officer or otherwise shall give notice that this Agreement is on file at the offices of the Company and shall recite that the same was executed or made by or on behalf of the Company or a Series or by them as Director or Directors or as Officer or Officers or otherwise and not individually and that the obligations of such instrument are not binding upon any of them or the Members individually but are binding only upon the assets and property of the Company or a Series, as applicable, for the benefit of which the Board of Directors have caused the note, bond, contract, instrument, certificate or undertaking to be made or issued, and may contain such further recital as he or they may deem appropriate, but the omission of any such recital shall not operate to bind any Director or Directors or Officer or Officers or Members or any other person individually, provided, however, that such a recital shall not be required if it is not necessary to achieve the purpose of protecting the Board of Directors and Members from any personal liability arising out of obligations of the Company or a Series.

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(h)	If for any reason (other than the willful misconduct, bad faith, gross negligence or fraud of the Indemnified Party), the foregoing indemnification is unavailable to such Indemnified Party, then the Indemnifying Party shall contribute to the amount paid or payable by such Indemnified Party as a result of such liabilities and expenses in such proportion as is appropriate to reflect not only the relative benefits received by such Indemnifying Party, on the one hand, and such Indemnified Party on the other hand, but also the relative fault of such Indemnifying Party and such Indemnified Party as well as any relevant equitable considerations.

(i)	Each Director, Officer, employee or agent of the Company shall, in the performance of his or her duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Company or a Series, upon an opinion of counsel, or upon reports made to the Company by any of its Officers, employees or agents, including any experts or consultants selected with reasonable care by the Directors, Officers, employees or agents of the Company, provided, however, that nothing in this Section 3.9 shall be deemed to exonerate the Directors from their duties under the Investment Company Act.

Item 31.               Business and Other Connections of the Investment Adviser

The primary business activity of Matthews International Capital Management, LLC, Four Embarcadero Center, Suite 550, San Francisco, CA 94111 (“Matthews”), is to offer continuous investment management supervision to client portfolios. Matthews also acts as the global distributor of Mathews Asia Funds, SICAV, an open-end umbrella fund group organized under the laws of Luxembourg. Matthews Global Investors (Hong Kong) Limited, a Hong Kong registered broker-dealer, is a wholly owned subsidiary of Matthews that is engaged in marketing non-U.S. funds to non-U.S. investors. Matthews is registered under the Investment Advisers Act of 1940, as amended. Information as to the directors and officers of Matthews is as follows:

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Name and Position with Matthews	Other Company (same address as Matthews unless otherwise noted)	Position With Other Company

G. Paul Matthews	Matthews International Funds	Trustee
Director and Portfolio Manager
	Matthews Asian Selections Funds PLC	Director

Floor 3
Brooklawn House
Crampton Ave.
Ballsbridge
Dublin 4, Ireland

Mark W. Headley	Matthews International Funds	Vice President
Director, Chairman and Portfolio Manager

William J. Hackett	Matthews International Funds	President
Chief Executive Officer, President and Secretary
	Matthews Asian Selections Funds PLC	Director
Floor 3
Brooklawn House
Crampton Ave.
Ballsbridge
Dublin 4, Ireland

	Matthews Asia Funds SICAV	Director
6, route de Treves
L-2633 Senningerberg
Grand Duchy of Luxembourg

	Matthews Global Investors S.àr.l.	Director
19, rue de Bitbourg
L-1273 Luxembourg
Grand Duchy of Luxembourg

	Matthews Global Investors (Hong Kong) Limited	Director
Two Pacific Place
Hong Kong SAR

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David A Hartley	Invesco Limited	Chief Accounting Officer
Chief Financial Officer	Two Peachtree Pointe
1555 Peachtree Street, N.E.
Atlanta, GA 30309

	Invesco Advisers, Inc.	Treasurer
Two Peachtree Pointe
1555 Peachtree Street, N.E.
Atlanta, GA 30309

Robert Horrocks	Matthews International Funds	Vice President
Chief Investment Officer and Portfolio Manager
	Matthews Global Investors (Hong Kong) Limited	Registered Officer

John P. McGowan	Matthews International Funds	Vice President and Secretary
Senior Vice President of Business Administration

	Matthews Asian Selections Funds PLC	Director
Floor 3
Brooklawn House
Crampton Ave.
Ballsbridge
Dublin 4, Ireland

	Matthews Asia Funds SICAV	Director
6, route de Treves
L-2633 Senningerberg
Grand Duchy of Luxembourg

	Matthews Global Investors S.àr.l.	Director
19, rue de Bitbourg
L-1273 Luxembourg
Grand Duchy of Luxembourg

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Timothy B. Parker	Matthews International Funds	Vice President
General Counsel
	Matthews Asia Funds SICAV	Director and Conducting Officer
6, route de Treves
L-2633 Senningerberg
Grand Duchy of Luxembourg

	Matthews Global Investors S.àr.l.	Director
19, rue de Bitbourg
L-1273 Luxembourg
Grand Duchy of Luxembourg

	Matthews Global Investors (Hong Kong) Limited	Director
Two Pacific Place
Hong Kong SAR

	Matthews Global Investors (US) LLC	Managing Member
Four Embarcadero Center, Suite 550
San Francisco, CA 94111

Manoj Pombra	Matthews International Funds	Chief Compliance Officer and Anti-Money Laundering Officer
Chief Compliance Officer
Money Laundering Officer

James E. Walter	N/A
Executive Vice President

Jeffrey D. Lovell	Lovell Minnick Partners, LLC	Chairman
Director	The Plaza at Continental Park
2141 Rosecrans Avenue
Suite 5150
El Segundo, CA 90245

	Duff & Phelps Corp.	Director
55 East 52nd Street
31st Floor
New York, NY 10055

	Leerink Swann Holdings LLC	Director
One Federal Street
37th Floor
Boston, MA 02110

	Mercer Advisors Inc.	Director
7201 East Princess Blvd.
Scottsdale, AZ 85255

Christopher J. Carey	City National Bank	Chief Financial Officer
Director	555 South Flower Street
Los Angeles, CA 90071

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Item 32.               Principal Underwriters

Not applicable.

Item 33.               Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)	With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(i)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant’s Custodian:

Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109-3661.

(b)	With respect to Rules 31a-1(a); 31a-1(b)(2)(i)(c), (d), (e) and (f); (4); and 31a-1(f), the required books and records are maintained at the offices of Registrant’s Administrator, Transfer Agent and Fund Accounting Services Agent:

BNY Mellon Investment Servicing (US) Inc., 760 Moore Road, King of Prussia, PA 19406-0903.

(c)	With respect to Rules 31a-1(b)(4), (5), (6), (9), (10) and (11) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s Advisor:

Matthews International Capital Management, LLC, Four Embarcadero Center, Suite 550, San Francisco, CA 94111.

(d)	With respect to Rule 31a-1(f), the required books and records are maintained at Registrant’s agent:

Omgeo LLC, 22 Thompson Place, Boston, MA 02210.

Item 34.               Management Services

Not applicable.

Item 35.               Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco, and State of California on the day of March 6, 2013.

Matthews A Share Selections Fund, LLC

By:	/s/ William J. Hackett
William J. Hackett, President

This registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Capacity	Date

/s/ William J. Hackett	President	March 6, 2013
William J. Hackett

/s/ Shai Malka	Treasurer	March 6, 2013
Shai Malka

Geoffrey H. Bobroff*	Director	March 6, 2013
Geoffrey H. Bobroff

Jonathan F. Zeschin*	Director	March 6, 2013
Jonathan F. Zeschin

G. Paul Matthews*	Director	March 6, 2013
G. Paul Matthews

Rhoda Rossman*	Director	March 6, 2013
Rhoda Rossman

Toshi Shibano*	Director	March 6, 2013
Toshi Shibano

Richard K. Lyons*	Director	March 6, 2013
Richard K. Lyons

* By:	/s/ John P. McGowan
as Attorney-in-Fact and Agent pursuant to Power of Attorney

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MATTHEWS A SHARE SELECTIONS FUND, LLC

N-1A

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION

(a)	Certificate of Formation filed July 16, 2012
(b)	Form of the Amended and Restated Limited Liability Company Operating Agreement dated February 4, 2013
(q)	Power of Attorney dated February 6, 2013

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